JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 97.6%(a)
Alabama — 3.3%
Alabama Federal Aid Highway Finance Authority
Rev., 5.00%, 9/1/2023	20	22
Series B, Rev., 5.00%, 9/1/2023	30	34
Series A, Rev., 5.00%, 9/1/2032	25	31
Alabama Public School and College Authority, Capital Improvement
Series 2014-B, Rev., 5.00%, 1/1/2023	50	54
Series 2014-A, Rev., 5.00%, 2/1/2025	2,000	2,247
Series 2019A, Rev., 4.00%, 5/1/2033	85	103
Alabama Special Care Facilities Financing Authority-Birmingham, Children’s Hospital Health Care Facility
Rev., 5.00%, 6/1/2023	115	126
Birmingham Airport Authority
Rev., 5.00%, 7/1/2028	350	448
Rev., 5.00%, 7/1/2029	375	486
Rev., 5.00%, 7/1/2030	250	330
Rev., 5.00%, 7/1/2031	175	229
Rev., 5.00%, 7/1/2032	150	196
Black Belt Energy Gas District
Series 2021A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2028	2,500	2,989
Series 2021A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2028	2,600	3,133
Black Belt Energy Gas District, Gas Prepay
Series 2018A, Rev., 4.00%, 12/1/2023(b)	5,500	5,956
City of Birmingham
Series 2018B, GO, 4.00%, 12/1/2032	570	683
Series 2018B, GO, 4.00%, 12/1/2033	375	448
Series 2018B, GO, 4.00%, 12/1/2034	510	608
Series 2018B, GO, 4.00%, 12/1/2035	500	595
City of Huntsville, Electric System, Warrants
Series A, Rev., 5.00%, 12/1/2023	35	39
City of Huntsville, Warrants
Series A, GO, 5.00%, 5/1/2030	2,765	3,464
Series A, GO, 5.00%, 5/1/2031	3,035	3,802
Series 2018-A, GO, 5.00%, 5/1/2033	70	88
City of Madison, Warrants
GO, 5.00%, 4/1/2023	25	27
County of Mobile
Series C, GO, 5.00%, 8/1/2022(c)	25	26
GO, 5.00%, 2/1/2033	25	32
Infirmary Health System Special Care Facilities Financing Authority of Mobile, Infirmary Health System, Inc.
Series 2016A, Rev., 5.00%, 2/1/2025	320	369
Lower Alabama Gas District (The), Gas Project
Rev., 4.00%, 12/1/2025(b)	32,500	36,971
Montgomery County Public Building Authority, Facilities Project
Rev., 5.00%, 3/1/2024(c)	7,500	8,482
Rev., 5.00%, 3/1/2026	1,735	1,953
Shelby County Board of Education, Special Tax 5.00%, 2/1/2025	50	58
Southeast Alabama Gas Supply District (The), Project No. 1
Series 2018A, Rev., 4.00%, 4/1/2024(b)	34,000	37,081
Series A, Rev., 5.00%, 4/1/2024	20,845	23,470
Southeast Alabama Gas Supply District (The), Project No. 2
Series 2018A, Rev., 4.00%, 6/1/2024(b)	16,015	17,597
UAB Medicine Finance Authority
Series 2019B, Rev., 5.00%, 9/1/2035	55	71
University of West Alabama, General Fee
Rev., AGM, 5.00%, 1/1/2028	200	247
Rev., AGM, 5.00%, 1/1/2029	200	252
Rev., AGM, 5.00%, 1/1/2030	200	257
Water Works Board of the City of Birmingham (The)
Series 2016A, Rev., 5.00%, 1/1/2030	150	183

Total Alabama		153,187

Alaska — 0.4%
Alaska Housing Finance Corp., State Capital Project
Series 2019B, Rev., 5.00%, 6/1/2026	20	24
Alaska Industrial Development and Export Authority, Providence Health and Services
Series 2011A, Rev., 5.50%, 10/1/2041	9,000	9,138

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019A, Rev., 5.00%, 10/1/2024	800	912
Series 2019A, Rev., 5.00%, 10/1/2025	1,325	1,556
Series 2019A, Rev., 5.00%, 10/1/2026	1,385	1,672
Series 2019A, Rev., 5.00%, 10/1/2027	1,455	1,794
Series 2019A, Rev., 5.00%, 10/1/2028	1,530	1,920
Municipality of Anchorage
Series C, GO, 5.00%, 9/1/2028	1,675	2,164

Total Alaska		19,180

Arizona — 1.9%
Arizona Department of Transportation State Highway Fund
Rev., 5.00%, 7/1/2031	25	30
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project
Series 2021A, Rev., 3.00%, 12/15/2031(d)	265	278
Series 2021A, Rev., 4.00%, 12/15/2041(d)	250	274
Arizona Industrial Development Authority, Children’s National Medical Center
Series 2020A, Rev., 4.00%, 9/1/2035	200	240
Series 2020A, Rev., 4.00%, 9/1/2036	355	425
Series 2020A, Rev., 4.00%, 9/1/2037	820	977
Series 2020A, Rev., 4.00%, 9/1/2039	810	961
Series 2020A, Rev., 4.00%, 9/1/2046	2,750	3,214
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2022	675	682
Series 2019A, Rev., 5.00%, 1/1/2023	610	626
Series 2019A, Rev., 5.00%, 1/1/2024	1,475	1,534
Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,891
Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,987
Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,971
Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,603
Series 2019A, Rev., 5.00%, 1/1/2029	660	705
Series 2019A, Rev., 5.00%, 1/1/2030	3,670	3,911
Series 2019A, Rev., 4.00%, 1/1/2031	4,100	3,958
Series 2019A, Rev., 4.00%, 1/1/2032	4,265	4,088
Series 2019A, Rev., 4.00%, 1/1/2033	4,440	4,227
Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,856
Series 2019A, Rev., 5.00%, 1/1/2035	2,285	2,390
Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,914
Series 2019A, Rev., 5.00%, 1/1/2037	500	520
Series 2019A, Rev., 5.00%, 1/1/2038	500	519
Series 2019A, Rev., 4.25%, 1/1/2039	545	523
Series 2019A, Rev., 4.25%, 1/1/2040	1,320	1,259
Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,787
Arizona Industrial Development Authority, Pebble Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030(d)	250	279
Series 2020A, Rev., 5.00%, 7/15/2040(d)	415	476
Arizona Industrial Development Authority, Phoenix Children’s Hospital
Series 2020A, Rev., 5.00%, 2/1/2040	600	768
Arizona State University
Series 2017B, Rev., 5.00%, 7/1/2034	920	1,131
Series 2017B, Rev., 5.00%, 7/1/2035	1,000	1,226
Arizona State University, Green Bond
Series 2016B, Rev., 5.00%, 7/1/2042	30	36
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2023	95	104
Arizona Water Infrastructure Finance Authority, Water Quality
Series 2014A, Rev., 5.00%, 10/1/2026	5,910	6,820
City of Cottonwood
Rev., AGM, 5.00%, 7/1/2026	10	12

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Glendale, Water and Sewer
Rev., 5.00%, 7/1/2028	1,000	1,049
City of Mesa
GO, 4.00%, 7/1/2033	30	36
City of Mesa, Utility System
Series 2019C, Rev., 5.00%, 7/1/2023	30	33
Series 2019A, Rev., 5.00%, 7/1/2029	40	52
Rev., 4.00%, 7/1/2031	50	58
Series 2019A, Rev., 5.00%, 7/1/2031	25	33
Series 2019A, Rev., 5.00%, 7/1/2033	25	32
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion
Series 2005B, Rev., BHAC-CR, FGIC, 5.50%, 7/1/2035	75	111
City of Phoenix Civic Improvement Corp., Junior Lien Airport
Rev., 5.00%, 7/1/2022	25	26
Rev., 5.00%, 7/1/2023	25	28
Series 2017D, Rev., 5.00%, 7/1/2024	275	314
Series 2017D, Rev., 5.00%, 7/1/2029	190	236
City of Phoenix Civic Improvement Corp., Senior Lien Airport
Series 2017B, Rev., 5.00%, 7/1/2027	150	188
Rev., AMT, 5.00%, 7/1/2037	1,000	1,249
City of Scottsdale, Water and Sewer
Rev., 5.25%, 7/1/2021	1,430	1,436
Rev., 5.25%, 7/1/2023	1,875	2,074
City of Surprise
Rev., 5.00%, 7/1/2025	20	24
County of Pima
Series 2020A, COP, 5.00%, 12/1/2021	25	26
County of Pima, Sewer System
Series B, Rev., 5.00%, 7/1/2021(c)	1,000	1,004
Rev., 5.00%, 7/1/2023	30	33
County of Pinal
Rev., 4.00%, 8/1/2037	75	88
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	860
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,585
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center
Series A, Rev., 5.25%, 8/1/2033	1,000	1,088
Kyrene Elementary School District No. 28, School Improvement Project
Series 2019A, GO, 5.00%, 7/1/2029	55	70
Maricopa County Elementary School District No. 92 Pendergast Elementary, School Improvement Project of 2016
Series 2016A, GO, 5.00%, 7/1/2023	20	22
Maricopa County High School District No. 214 Tolleson Union High School, School Improvement Project of 2017
Series 2017B, GO, 5.00%, 7/1/2026	20	24
Maricopa County Industrial Development Authority, HonorHealth
Series 2019A, Rev., 5.00%, 9/1/2033	500	634
Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,266
Series 2019A, Rev., 5.00%, 9/1/2035	1,000	1,263
Maricopa County Industrial Development Authority, Ottawa University
Rev., 5.00%, 10/1/2026(d)	150	160
Rev., 5.13%, 10/1/2030(d)	215	240
Maricopa County Special Health Care District, Integrated Health Services
Series 2018C, GO, 5.00%, 7/1/2031	25	32
Series 2018C, GO, 5.00%, 7/1/2033	25	31
Maricopa County Unified School District No. 4 Mesa, School Improvement Project of 2018
Series 2019A, GO, 5.00%, 7/1/2028	25	32
Maricopa County Unified School District No. 48 Scottsdale, School Improvement, Project of 2016
Series 2017B, GO, 5.00%, 7/1/2031	25	31
Maricopa County Unified School District No. 95, Queen Creek, School Improvement
GO, 5.00%, 7/1/2028	225	268
GO, 5.00%, 7/1/2029	500	594
Maricopa County Unified School District No. 97 Deer Valley, School Improvement, Project of 2013
Series 2019E, GO, 5.00%, 7/1/2027	50	63

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Maricopa County Unified School District No. 9-Wickenburg, School Improvement
Series 2017A, GO, AGM, 4.00%, 7/1/2023	50	54
Maricopa County Union High School District No. 216 Agua Fria, School Improvement
GO, 4.00%, 7/1/2034	50	60
GO, 4.00%, 7/1/2036	90	109
Mohave County Unified School District No. 1 Lake Havasu, School Improvement, Project of 2016
Series 2017A, GO, 4.00%, 7/1/2030	30	35
Pima County Community College District
Rev., 5.00%, 7/1/2030	60	76
Pima County Elementary School District No. 39 Continental, School Improvement, Project of 2010
Series B, GO, AGM, 3.75%, 7/1/2029	20	21
Pinal County Electric District No. 3, Electric System
Rev., 5.00%, 7/1/2028	195	248
Pinal County School District No. 1 Florence
GO, 5.00%, 7/1/2023	70	77
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund
Rev., 5.25%, 7/1/2025	1,000	1,150
Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project
Series 2011A, Rev., 5.00%, 12/1/2022	70	72
Series A, Rev., 5.00%, 12/1/2028	1,005	1,029
Series 2016A, Rev., 5.00%, 1/1/2036	7,000	8,509
Series 2019A, Rev., 5.00%, 1/1/2037	55	72
Scottsdale Municipal Property Corp., Excise Tax
Rev., 5.00%, 7/1/2026	1,570	1,922
University of Arizona (The)
Series 2012A, Rev., 5.00%, 6/1/2022	1,000	1,047
Rev., 5.00%, 6/1/2026	10	11
University of Arizona (The), Stimulus Plan for Economic and Educational Development
Series 2020A, Rev., 5.00%, 8/1/2036	75	98

Total Arizona		86,185

Arkansas — 0.0%(e)
State of Arkansas, Federal Highway
GO, 5.00%, 10/1/2025	10	12
University of Arkansas, Various Facility Fayetteville Campus
Series 2014A, Rev., 4.50%, 11/1/2026	45	50

Total Arkansas		62

California — 9.9%
Alameda County Joint Powers Authority, Multiple Capital Projects
Series 2013A, Rev., 5.25%, 12/1/2025	75	84
Series 2013A, Rev., 5.25%, 12/1/2027	50	56
Anaheim Union High School District
GO, 5.00%, 8/1/2022	25	26
GO, 5.00%, 8/1/2025	65	75
Antelope Valley Union High School District
GO, 4.00%, 8/1/2022	55	57
Arcadia Unified School District
GO, 4.00%, 8/1/2038	9,385	10,606
Baldwin Park Unified School District
GO, AGM, 4.00%, 8/1/2021	20	20
Banning Unified School District
GO, AGM, 5.00%, 8/1/2027	100	122
Bay Area Toll Authority, Toll Bridge
Series 2017S-7, Rev., 4.00%, 4/1/2033	35	41
Series 2019S-H, Rev., 5.00%, 4/1/2044	50	62
Bay Area Water Supply and Conservation Agency, Capital Cost Recovery Prepayment Program
Series 2013 A, Rev., 5.00%, 10/1/2026	60	65
Belmont Joint Powers Financing Authority
Rev., 5.00%, 8/1/2024	20	23
Beverly Hills Unified School District, Election of 2008
GO, 5.00%, 8/1/2026	30	36
Brentwood Union School District, Election of 2016
GO, 5.00%, 8/1/2031	20	24
California Community College Financing Authority, West Valley Mission Community College District
Rev., 5.00%, 6/1/2025(c)	55	65

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2024	350	400
Series 2020A, Rev., 5.00%, 6/1/2027	400	503
Series 2020A, Rev., 5.00%, 6/1/2029	400	525
Series 2020A, Rev., 5.00%, 6/1/2030	250	335
Series 2020A, Rev., 5.00%, 6/1/2031	250	332
Series 2020A, Rev., 5.00%, 6/1/2032	250	331
Series 2020A, Rev., 5.00%, 6/1/2033	300	395
Series 2020A, Rev., 4.00%, 6/1/2034	200	245
California Educational Facilities Authority, Claremont McKenna College
Series 2015A, Rev., 5.00%, 1/1/2028	1,000	1,194
Series 2015A, Rev., 5.00%, 1/1/2029	880	1,048
Series 2015A, Rev., 5.00%, 1/1/2030	1,185	1,408
Series 2015A, Rev., 5.00%, 1/1/2031	2,450	2,911
Series 2015A, Rev., 5.00%, 1/1/2032	2,000	2,374
Series 2015A, Rev., 4.00%, 1/1/2033	3,000	3,405
California Educational Facilities Authority, Pepperdine University
Rev., 5.00%, 9/1/2022(c)	315	334
California Educational Facilities Authority, Santa Clara University
Series 2017B, Rev., 5.00%, 4/1/2035	80	98
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Series A, Rev., 5.00%, 8/15/2026	45	55
Rev., 5.00%, 11/15/2027	6,250	7,485
California Health Facilities Financing Authority, Children’s Hospital
Series 2019A, Rev., 5.00%, 11/1/2024	30	35
California Health Facilities Financing Authority, Kaiser Permanente
Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	4,000	4,693
California Health Facilities Financing Authority, Memorial Health Service
Series 2012A, Rev., 5.00%, 10/1/2026	1,500	1,588
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2024	100	107
Rev., 3.00%, 8/1/2025	50	54
Rev., 3.00%, 8/1/2027	150	167
Rev., 3.00%, 8/1/2028	130	145
Rev., 3.00%, 8/1/2029	150	169
Rev., 5.00%, 8/1/2040	600	751
California Health Facilities Financing Authority, Sutter Health
Series 2011D, Rev., 5.00%, 8/15/2021(c)	2,000	2,019
Series 2016A, Rev., 3.25%, 11/15/2025(c)	1,425	1,601
Series 2016A, Rev., 5.00%, 11/15/2025(c)	1,550	1,863
Series 2017A, Rev., 5.00%, 11/15/2031	110	138
Series 2017A, Rev., 5.00%, 11/15/2032	25	31
Series 2017A, Rev., 5.00%, 11/15/2033	50	63
Series 2018A, Rev., 5.00%, 11/15/2035	25	31
Series 2018A, Rev., 5.00%, 11/15/2036	35	44
California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group
Series 2015A, Rev., 5.00%, 11/1/2026	1,000	1,112
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund
Rev., 5.00%, 10/1/2026	60	73
Rev., 5.00%, 10/1/2032	25	31
California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project
Rev., 5.00%, 2/1/2023(c)	15	16
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund
Series 2015A, Rev., 5.00%, 10/1/2021(c)	50	51
Series 2015A, Rev., 5.00%, 10/1/2025(c)	185	222
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2026	150	181
Rev., 5.00%, 10/1/2027	150	185
Rev., 5.00%, 10/1/2028	150	190

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California Municipal Finance Authority, Civic Center Infrastructure Improvement Program
Rev., 5.00%, 6/1/2023	80	87
Rev., 5.00%, 6/1/2027	75	94
California Municipal Finance Authority, Community Medical Centers
Series 2017A, Rev., 5.00%, 2/1/2028	900	1,106
Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,527
California Municipal Finance Authority, Electric Utility Distribution System
Rev., 5.00%, 10/1/2022	25	27
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	6,680	7,292
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	4,555	5,011
California Public Finance Authority, Enso Village Project, Green Bond
Series 2021B-3, Rev., 2.13%, 11/15/2027(d)(f)	1,350	1,360
Series 2021B-1, Rev., 3.13%, 5/15/2029(d)(f)	400	404
Series 2021A, Rev., 5.00%, 11/15/2036(d)(f)	400	458
Series 2021A, Rev., 5.00%, 11/15/2046(d)(f)	525	586
California Public Finance Authority, Green Bond
Series 2021B-2, Rev., 2.38%, 11/15/2028(d)(f)	1,800	1,814
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 4.00%, 10/15/2025	250	282
Rev., 4.00%, 10/15/2026	415	476
Rev., 4.00%, 10/15/2027	400	465
Rev., 4.00%, 10/15/2028	360	423
Rev., 5.00%, 10/15/2029	700	828
Rev., 5.00%, 10/15/2030	500	589
Rev., 4.00%, 10/15/2031(b)	345	418
Rev., 5.00%, 10/15/2031	535	628
California School Finance Authority, Kipp Socal Projects
Series 2020A, Rev., 4.00%, 7/1/2040(d)	505	589
California State Public Works Board
Series F, Rev., 5.00%, 5/1/2026	3,100	3,651
Series F, Rev., 5.00%, 5/1/2027	5,000	5,881
California State Public Works Board, California State University, Various Capital Projects
Series C, Rev., 5.00%, 3/1/2032	3,025	3,728
California State Public Works Board, California State University, Various University Projects
Series 2013H, Rev., 5.00%, 9/1/2023(c)	13,405	14,876
California State University, Systemwide
Series 2012A, Rev., 4.00%, 11/1/2022(c)	145	153
Series 2017A, Rev., 5.00%, 11/1/2034	2,875	3,544
Series 2016A, Rev., 5.00%, 11/1/2045	30	36
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt
Series 2020A, Rev., 5.00%, 4/1/2031	365	478
Series 2020A, Rev., 5.00%, 4/1/2032	900	1,176
Series 2020A, Rev., 5.00%, 4/1/2033	2,880	3,751
Series 2020A, Rev., 5.00%, 4/1/2034	1,910	2,480
Series 2020A, Rev., 5.00%, 4/1/2035	650	842
Calleguas Municipal Water District
Series 2016A, Rev., 5.00%, 7/1/2023	35	39
Capistrano Unified School District Community Facilities District No. 90-2, Special Tax
Rev., AGM, 4.00%, 9/1/2023	35	38
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project
Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	10,091
Central Unified School District
GO, 5.00%, 8/1/2025	110	131
Cerritos Community College District
Series A, GO, 5.00%, 8/1/2029	45	51
Chaffey Community College District
GO, 5.00%, 6/1/2022	25	26
Chino Valley Unified School District
GO, 5.00%, 8/1/2022	60	63
Chula Vista Municipal Financing Authority
Rev., 5.00%, 5/1/2022	40	41
Rev., 5.00%, 5/1/2025	15	18
Citrus Community College District
Series A, GO, 5.00%, 8/1/2023	20	22

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Alameda
GO, 4.00%, 8/1/2033	10	11
City of Brea, Water Utility
Rev., 5.00%, 7/1/2025	25	30
Rev., 5.00%, 7/1/2028	90	116
City of Gilroy, Wastewater
Rev., 5.00%, 8/1/2022	55	58
City of Los Alamitos
COP, 5.00%, 10/1/2023	25	28
City of Los Angeles Department of Airports, International Airport Senior
Series A, Rev., AMT, 5.00%, 5/15/2028	135	157
City of Los Angeles Department of Airports, International Airport Subordinate
Series 2019C, Rev., 5.00%, 5/15/2033	45	58
City of Los Angeles, Wastewater System
Subseries B, Rev., 5.00%, 6/1/2023	120	132
Series 2013A, Rev., 5.00%, 6/1/2026	12,500	13,681
Series C, Rev., 5.00%, 6/1/2026	2,000	2,096
City of Oakland
Series 2015A, GO, 5.00%, 1/15/2023	25	27
City of Pasadena
Series 2016A, Rev., 5.00%, 6/1/2031	25	30
City of Richmond, Wastewater
Series 2019B, Rev., 5.00%, 8/1/2023	40	44
City of San Francisco, Public Utilities Commission Water
Subseries A, Rev., 5.00%, 11/1/2035	1,500	1,823
City of San Jose, Disaster Preparedness, Public Safety and Infrastructure
Series 2019C, GO, 5.00%, 9/1/2028	50	65
Series 2019C, GO, 5.00%, 9/1/2032	100	130
Series A-1, GO, 5.00%, 9/1/2036	25	32
City of Santa Rosa, Wastewater
Series 2014A, Rev., 5.00%, 9/1/2022	25	27
Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	5,000	4,954
City of Ukiah, Water System
Rev., AGM, 5.00%, 9/1/2023	50	55
Coachella Valley Unified School District
Series 2012D, GO, AGM, 5.00%, 8/1/2022(c)	20	21
GO, 4.00%, 8/1/2027	20	22
Contra Costa County Transportation Authority, Sales Tax
Series 2015A, Rev., 5.00%, 3/1/2022	25	26
Series 2017A, Rev., 5.00%, 3/1/2023	20	22
Series A, Rev., 5.00%, 3/1/2024	50	56
Series 2012B, Rev., 5.00%, 3/1/2026	50	54
Corona Utility Authority Water
Rev., 5.00%, 9/1/2022	40	42
County of Calaveras
GO, 5.00%, 8/1/2026	100	119
County of Orange, Garden Grove Unified School District, Election of 2010
Series C, GO, 5.00%, 8/1/2023(c)	1,390	1,537
County of San Benito, Jail Facility Project
COP, 5.00%, 10/1/2025	45	54
County of San Joaquin
COP, AGM, 5.00%, 11/15/2029	5	6
County of Santa Clara
Series 2017C, GO, 5.00%, 8/1/2033	25	31
CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim
Series 2021A-1, Rev., 2.88%, 8/1/2041(d)	2,680	2,705
Desert Community College District
GO, 5.00%, 8/1/2022	50	53
GO, 5.00%, 8/1/2031	2,250	2,805
Desert Sands Unified School District
COP, 5.00%, 3/1/2023	70	76
Series A, GO, 5.00%, 6/1/2026	40	44
GO, 5.00%, 8/1/2026	2,200	2,623
Desert Sands Unified School District, Election of 2014
GO, 4.00%, 8/1/2038	1,000	1,153
Dixon Unified School District
GO, 5.00%, 8/1/2027	10	12
Downey Public Finance Authority
Rev., 5.00%, 12/1/2022	100	107
Downey Unified School District, Election of 2014
Series B, GO, 5.00%, 8/1/2032	50	64

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Dry Creek Joint Elementary School District
Rev., AGM, 5.00%, 9/1/2022	25	27
East Bay Municipal Utility District, Water System
Series 2015B, Rev., 5.00%, 6/1/2024	45	51
East Side Union High School District
Series 2016B, GO, 5.00%, 8/1/2027	50	61
East Side Union High School District, Election of 2012
Series B, GO, 5.00%, 8/1/2030	25	29
Eastern Municipal Water District Financing Authority, Water and Wastewater System
Series 2020A, Rev., 5.00%, 7/1/2031	70	94
El Camino Community College District Foundation (The)
GO, 5.00%, 8/1/2022	25	26
El Monte City School District
GO, BAN, Zero Coupon, 4/1/2023	525	521
Elsinore Valley Municipal Water District Financing Authority
Series 2016A, Rev., 5.00%, 7/1/2023	30	33
Escondido Union School District, Election of 2014
Series A, GO, 5.00%, 8/1/2027	100	118
Fairfield-Suisun Unified School District, Election of 2016
GO, 5.00%, 8/1/2026	50	62
Foothill-De Anza Community College District
GO, 5.00%, 8/1/2024(c)	65	75
Fremont Union High School District
Series 2019A, GO, 5.00%, 8/1/2030	75	95
Fullerton Joint Union High School District, Election of 2014
Series 2015A, GO, 5.00%, 8/1/2022	30	32
Glendale Unified School District
Series 2015A, GO, 5.00%, 9/1/2023	25	28
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series A, Rev., 5.00%, 6/1/2032	4,000	4,685
Series A-1, Rev., 3.50%, 6/1/2036	6,290	6,407
Grossmont-Cuyamaca Community College District, Election of 2002
Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	18,617
Hayward Unified School District, Election of 2014
GO, AGM, 5.00%, 8/1/2027	55	67
Hillsborough City School District
Series A, GO, 4.00%, 9/1/2021	40	40
Series A, GO, 4.00%, 9/1/2022	35	37
Hollister Joint Powers Financing Authority
Rev., AGM, 5.00%, 6/1/2031	65	78
Huntington Beach Union High School District
GO, 5.00%, 8/1/2023(c)	10	11
Imperial Irrigation District Electric System
Series 2016B-2, Rev., 5.00%, 11/1/2026	80	99
Irvine Ranch Water District
COP, 5.00%, 3/1/2032	2,275	2,778
Jefferson Union High School District, Election of 2012
Series A, GO, 4.00%, 8/1/2022	65	68
John Swett Unified School District
Series A-1, GO, AGM, 5.00%, 8/1/2027	50	63
La Canada Unified School District, Election of 2017
Series 2018A, GO, 5.00%, 8/1/2031	50	64
Lincoln Public Financing Authority
Series A, Rev., 4.00%, 10/1/2023	25	27
Long Beach Bond Finance Authority, Natural Gas
Series 2007A, Rev., 5.25%, 11/15/2021	2,500	2,557
Series A, Rev., 5.25%, 11/15/2022	9,545	10,237
Long Beach Community College District, Election of 2002
Series D, GO, NATL-RE, Zero Coupon, 5/1/2022	5,265	5,251
Long Beach Community College District, Election of 2016
Series 2019C, GO, 4.00%, 8/1/2045	40	46
Los Angeles Community College District
Series G, GO, 4.00%, 8/1/2022	25	26

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015A, GO, 5.00%, 8/1/2023	20	22
Series A, GO, 4.00%, 8/1/2024(c)	2,300	2,574
Series A, GO, 5.00%, 8/1/2024(c)	24,000	27,615
Los Angeles County Facilities, Inc., Vermont Corridor County Administration Building
Series 2018A, Rev., 5.00%, 12/1/2023	25	28
Los Angeles County Metropolitan Transportation Authority, Sales Tax
Series 2016A, Rev., 5.00%, 6/1/2023	35	38
Series 2017A, Rev., 5.00%, 7/1/2023	35	39
Series A, Rev., 5.00%, 7/1/2030	4,925	6,198
Los Angeles County Public Works Financing Authority
Series 2019E1, Rev., 4.00%, 12/1/2023	35	38
Los Angeles Department of Water and Power System
Series 2019D, Rev., 5.00%, 7/1/2044	30	39
Los Angeles Department of Water and Power, Power System
Series 2019B, Rev., 5.00%, 7/1/2024	275	315
Series 2014B, Rev., 5.00%, 7/1/2026	15	17
Series 2014D, Rev., 5.00%, 7/1/2027	50	57
Series 2014D, Rev., 5.00%, 7/1/2028	1,250	1,428
Series B, Rev., 5.00%, 7/1/2029	10,000	12,425
Series 2015A, Rev., 5.00%, 7/1/2030	270	313
Series 2018A, Rev., 5.00%, 7/1/2030	35	44
Series D, Rev., 5.00%, 7/1/2030	2,710	3,096
Series 2019C, Rev., 5.00%, 7/1/2031	85	111
Series A, Rev., 5.00%, 7/1/2031	2,055	2,537
Series B, Rev., 5.00%, 7/1/2031	3,400	3,804
Series D, Rev., 5.00%, 7/1/2031	2,500	2,855
Series A, Rev., 5.00%, 7/1/2032	2,550	3,147
Series B, Rev., 5.00%, 7/1/2032	3,075	3,440
Series 2017A, Rev., 5.00%, 7/1/2033	5,000	6,160
Series D, Rev., 5.00%, 7/1/2033	390	445
Series 2018D, Rev., 5.00%, 7/1/2034	30	38
Series 2019B, Rev., 5.00%, 7/1/2034	110	141
Series D, Rev., 5.00%, 7/1/2034	4,750	5,416
Series D, Rev., 5.00%, 7/1/2035	250	285
Series 2019A, Rev., 5.00%, 7/1/2039	35	45
Los Angeles Department of Water and Power, Water System
Series 2014A, Rev., 5.00%, 7/1/2024	35	40
Series 2016A, Rev., 5.00%, 7/1/2030	60	72
Series 2017A, Rev., 5.00%, 7/1/2030	30	37
Series 2018B, Rev., 5.00%, 7/1/2031	60	77
Los Angeles Unified School District
Series C, GO, 5.00%, 7/1/2024	11,670	13,366
Series C, GO, 5.00%, 7/1/2026	5,505	6,292
Los Angeles Unified School District, Election of 2005
Series M-1, GO, 5.00%, 7/1/2032	2,095	2,631
Series M-1, GO, 5.00%, 7/1/2033	4,305	5,397
Los Angeles Unified School District, Headquarters Building Projects
Series B, COP, 5.00%, 10/1/2030	1,250	1,327
Los Rios Community College District, Election of 2008
Series B, GO, 5.00%, 8/1/2022	25	26
Madera Irrigation District
Rev., AGM, 5.00%, 9/1/2025	150	179
Marin Community College District
GO, 5.00%, 8/1/2023	35	39
Marin Water District Financing Authority, Subordinate Lien
Rev., 5.00%, 7/1/2027	40	51
Marina Coast Water District, Tax-Exempt, Senior Lien
Series A, Rev., 5.00%, 6/1/2029	25	29
Menlo Park City School District, Crossover Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	695

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GO, Zero Coupon, 7/1/2035	725	460
GO, Zero Coupon, 7/1/2036	1,150	693
GO, Zero Coupon, 7/1/2037	1,950	1,121
GO, Zero Coupon, 7/1/2041	1,250	597
Merced City School District, Election of 2014
GO, 4.00%, 8/1/2025	50	58
Merced Community College District No. 1, School Facilities Improvement
GO, 5.00%, 8/1/2022	25	26
Metropolitan Water District of Southern California, Waterworks
Series 2018B, Rev., 5.00%, 9/1/2028	700	911
Series 2016A, Rev., 5.00%, 7/1/2030	30	36
Series 2019A, Rev., 5.00%, 7/1/2030	75	98
Milpitas Redevelopment Agency Successor Agency, Redevelopment Project Area No.1
Rev., 5.00%, 9/1/2027	75	89
Montebello Public Financing Authority
Series 2019A, Rev., AGM, 4.00%, 6/1/2033	380	437
Mount San Antonio Community College District, Election of 2018
Series 2019A, GO, 5.00%, 8/1/2028	50	65
Mountain View-Los Altos Union High School District, Election of 2010
Series C, GO, Zero Coupon, 8/1/2023	2,000	1,990
Series C, GO, Zero Coupon, 8/1/2027	1,000	943
Murrieta Valley Unified School District
GO, AGM, 5.00%, 9/1/2025	1,400	1,629
Murrieta Valley Unified School District, Election of 2014
Series 2014A, GO, AGM, 4.00%, 9/1/2044	25	27
Napa Sanitation District
Rev., 4.00%, 8/1/2023	25	27
Nevada Irrigation District, Joint Powers Authority
Series 2016A, Rev., 5.00%, 3/1/2024	95	107
Newhall School District, School Facilities Improvement, Election of 2011
Series 2011A, GO, 4.00%, 8/1/2022	35	37
Newport Mesa Unified School District, Election of 2005
Series 2007, GO, NATL-RE, Zero Coupon, 8/1/2031	8,375	7,211
North Orange County Community College District, Election of 2014
Series 2016A, GO, 4.00%, 8/1/2025	20	23
Novato Sanitary District, Wastewater
Rev., 5.00%, 2/1/2022	30	31
Rev., 5.00%, 2/1/2026	65	79
Novato Unified School District, Election of 2019
Series 2019B, GO, 5.00%, 8/1/2026	25	31
Oakdale Irrigation District
Series 2016A, Rev., 5.00%, 8/1/2022	30	32
Oakland Joint Powers Financing Authority
Rev., 5.00%, 11/1/2025	100	119
Ocean View School District, Orange County, Election of 2016
Series 2016B, GO, 6.00%, 8/1/2026	115	148
Oceanside Unified School District
GO, 5.00%, 8/1/2024	5	6
Ohlone Community College District, Election of 2010
Series 2011A, GO, 5.25%, 8/1/2021(c)	10	10
Series D, GO, 4.00%, 8/1/2022	40	42
Orange County Sanitation District, Wastewater
Series 2016A, Rev., 5.00%, 2/1/2027	45	54
Orange County Water District
Series A, Rev., 5.00%, 8/15/2034	650	797
Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project
Series 2014A, Rev., AGM, 5.00%, 9/1/2023	110	122
Orange Unified School District, Election of 2016
GO, 5.00%, 8/1/2031	85	109
Otay Water District Financing Authority
Series 2018A, Rev., 5.00%, 9/1/2022	35	37
Palm Springs Financing Authority
Rev., 5.00%, 11/1/2022	25	27
Palm Springs Unified School District, Election of 2008
Series D, GO, 4.00%, 8/1/2024	65	73
Palomar Community College District
GO, 5.00%, 5/1/2022	25	26
GO, 5.00%, 5/1/2023	20	22

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pittsburg Unified School District
GO, 5.00%, 8/1/2023	55	61
Pleasanton Unified School District, Election of 2016
GO, 5.00%, 8/1/2027	20	25
Plumas Unified School District, Election of 2016
Series B, GO, 5.00%, 8/1/2024	50	57
Pomona Unified School District
GO, AGM, 5.00%, 8/1/2027	50	60
Rancho Water District Financing Authority
Series 2019A, Rev., 5.00%, 8/1/2023	25	28
Regents of the University of California Medical Center Pooled
Series 2016L, Rev., 5.00%, 5/15/2041	155	184
Rio Hondo Community College District, Election of 2019
Series 2019B, GO, 5.00%, 8/1/2025	40	48
Riverside County Infrastructure Financing Authority
Series 2016A, Rev., 4.00%, 11/1/2023	25	27
Riverside County Infrastructure Financing Authority, Capital Projects
Series 2017C, Rev., 5.00%, 5/1/2025	25	29
Riverside County Infrastructure Financing Authority, Indio Law Building
Series 2017A, Rev., 4.00%, 11/1/2023	40	44
Riverside County Public Financing Authority, Capital Facilities Project
Rev., 4.25%, 11/1/2045	35	39
Riverside County Public Financing Authority, Desert Communities and Interstate 215 Corridor Projects
Series 2017A, Rev., 5.00%, 10/1/2026	75	92
Riverside County Redevelopment Successor Agency, Desert Communities Redevelopment Project
Series 2014D, Rev., AGM, 5.00%, 10/1/2026	115	131
Riverside County Transportation Commission, Sales Tax
Series 2013A, Rev., 5.00%, 6/1/2023	55	60
Series 2013A, Rev., 5.25%, 6/1/2023(c)	4,525	4,985
Series 2017B, Rev., 5.00%, 6/1/2032	60	76
Series 2017A, Rev., 5.00%, 6/1/2033	30	37
Series 2017B, Rev., 5.00%, 6/1/2035	45	57
Riverside Public Financing Authority
Series 2012A, Rev., 5.00%, 11/1/2023	95	102
Riverside Unified School District, Election of 2016
Series B, GO, 4.00%, 8/1/2042	50	58
Rocklin Unified School District, Election of 2002
GO, NATL-RE, Zero Coupon, 8/1/2021	25	25
Ross Valley Public Financing Authority
Series A, Rev., 4.00%, 1/1/2023	25	27
Rowland Unified School District, Election of 2012
Series A, GO, 5.25%, 8/1/2023(c)	2,750	3,055
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2
Series 2016A, 5.00%, 10/1/2023	125	139
Sacramento City Financing Authority
Series 2015A, Rev., 5.00%, 12/1/2023	135	151
Sacramento County Sanitation Districts Financing Authority
Series 2014A, Rev., 5.00%, 12/1/2027	60	68
San Diego Community College District
GO, 5.00%, 8/1/2022	30	31
GO, 5.00%, 8/1/2025	25	30
San Diego County Regional Airport Authority, Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2031	25	32
San Diego Public Facilities Financing Authority, Fire and Life Safety Facilities
Series 2012B, Rev., 4.00%, 4/15/2027	70	72
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2008
Series 2012E, GO, Zero Coupon, 7/1/2049	885	454
San Dieguito School Facilities Financing Authority, Special Tax
Rev., 5.00%, 3/1/2024	30	34
Rev., 5.00%, 3/1/2025	125	145

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
San Francisco Bay Area Rapid Transit District, Election of 2004
Series 2013C, GO, 4.00%, 8/1/2022	25	26
Series D, GO, 5.00%, 8/1/2030	3,000	3,550
Series 2019F-1, GO, 5.00%, 8/1/2031	85	113
Series D, GO, 5.00%, 8/1/2032	55	65
Series 2019F-1, GO, 5.00%, 8/1/2033	25	33
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2025	510	605
Series A, Rev., 5.00%, 7/1/2026	475	562
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2019H, Rev., AMT, 5.00%, 5/1/2029	175	225
San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Company LLC
Series 2019A, Rev., AMT, 5.00%, 1/1/2047	4,000	4,880
San Francisco County Transportation Authority, Sales Tax
Rev., 3.00%, 2/1/2022	25	25
San Francisco Municipal Transportation Agency
Series 2018B, Rev., 5.00%, 3/1/2028	60	74
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2023	20	22
Rev., 5.00%, 3/1/2026	40	48
Rev., 5.00%, 3/1/2031	2,185	2,687
Rev., 5.00%, 3/1/2032	2,000	2,462
Rev., 5.00%, 3/1/2033	750	922
San Joaquin Delta Community College District
Series 2015A, GO, 5.00%, 8/1/2022	25	26
San Jose Unified School District
GO, 5.00%, 8/1/2023	25	28
San Juan Unified School District, Election of 2002
GO, 5.00%, 8/1/2023(c)	9,210	10,183
San Juan Unified School District, Election of 2012
Series 2019N, GO, 4.00%, 8/1/2025	125	143
San Luis Coastal Unified School District, Election of 2014
Series C, GO, 4.00%, 8/1/2021	25	25
Series C, GO, 4.00%, 8/1/2025	25	29
Series A, GO, 5.00%, 8/1/2026	75	86
Series B, GO, 5.00%, 8/1/2026	75	92
San Luis Obispo Public Financing Authority, Los Osos Valley Road Interchange Project
Rev., 4.00%, 11/1/2023	75	82
San Marcos Unified School District
GO, 5.00%, 8/1/2031	60	75
GO, 4.00%, 8/1/2033	25	29
San Marcos Unified School, District No. 4, Community Facilities, Special Tax
Rev., 4.00%, 9/1/2025	55	61
San Mateo Foster City School District, Election of 2008
Series 2012C, GO, 5.00%, 8/1/2022	25	26
San Mateo Joint Powers Financing Authority, Maple Street Correctional Center
Series 2014A, Rev., 5.00%, 6/15/2027	75	86
San Mateo Joint Powers Financing Authority, Youth Services Campus
Series A, Rev., 5.00%, 7/15/2027	25	31
San Mateo Union High School District, Election of 2006
Series 2013A, GO, 5.00%, 9/1/2023(c)	80	89
Santa Clara County Financing Authority
Series 2016A, Rev., 5.00%, 11/15/2023	65	73
Santa Clara County Financing Authority, County Facilities
Series A, Rev., 5.00%, 5/1/2028	25	32
Series 2019A, Rev., 4.00%, 5/1/2034	55	66
Santa Clara County Financing Authority, Multiple Facilities Projects
Series 2015P, Rev., 5.00%, 5/15/2029	8,400	9,832
Santa Clara Unified School District
GO, 5.00%, 7/1/2025	25	30
Santa Clara Unified School District, Election of 2014
GO, 5.00%, 7/1/2022	35	37
GO, 5.00%, 7/1/2027	25	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Santa Clara Valley Water District, Water System
Series 2017A, Rev., 5.00%, 6/1/2035	3,115	3,798
Santa Clarita Community College District
GO, 4.00%, 8/1/2022	25	26
Santa Clarita Public Finance Authority, Open Space and Parkland Acquisition Program
Series 2016B, Rev., 4.00%, 10/1/2026	75	89
Santa Cruz County Redevelopment Successor Agency
Series 2015A, Rev., AGM, 5.00%, 9/1/2028	50	58
Santa Cruz Libraries Facilities Financing Authority, Special Tax
Rev., 5.00%, 9/1/2026	150	184
Santa Margarita Water District, Community Facilities District No. 99-1, Special Tax
Series 2017A, Rev., 5.00%, 9/1/2024	280	319
Santa Margarita-Dana Point Authority, Water District Improvement
Series A, Rev., 5.00%, 8/1/2031	950	1,187
Series A, Rev., 5.00%, 8/1/2032	1,030	1,287
Series A, Rev., 5.00%, 8/1/2033	1,455	1,816
Santa Monica Community College District, Election of 2016
Series 2018A, GO, 5.00%, 8/1/2022	35	37
Series 2018A, GO, 4.00%, 8/1/2035	25	30
Santa Monica Public Financing Authority, City Services Building Project
Rev., 5.00%, 7/1/2028	45	57
Santa Monica-Malibu Unified School District
Series 2016C, GO, 4.00%, 7/1/2024	30	33
GO, 5.00%, 8/1/2024	70	81
Santa Rosa High School District
GO, 5.00%, 8/1/2022(c)	40	42
Santa Rosa Regional Resources Authority, Facilities Acquisition and Improvement Projects, Tax Exempt
Series 2017A, Rev., 5.00%, 8/1/2031	100	125
Schools Infrastructure Financing Agency, Special Tax
Rev., AGM, 4.00%, 9/1/2034	105	116
Scotts Valley Unified School District
GO, 5.00%, 8/1/2023	30	33
Sewerage Agency of Southern Marin
Rev., 5.00%, 7/1/2022	25	26
Sierra View Local Health Care District
Rev., 4.00%, 7/1/2026	150	171
Rev., 5.00%, 7/1/2027	155	189
Rev., 5.00%, 7/1/2028	165	205
Rev., 5.00%, 7/1/2029	160	203
Rev., 5.00%, 7/1/2030	155	200
Simi Valley Unified School District
GO, 4.00%, 8/1/2022	25	26
Series B, GO, 4.00%, 8/1/2022	30	31
GO, 5.00%, 8/1/2027	30	38
Sonoma County Junior College District
Series 2013A, GO, 5.00%, 8/1/2022	25	26
Sonoma Valley Unified School District, Election of 2016
GO, 4.00%, 8/1/2042	25	29
South Orange County Public Financing Authority
Rev., 5.00%, 4/1/2027	50	60
Southern California Water Replenishment District
Rev., 5.00%, 8/1/2023	25	28
Rev., 5.00%, 8/1/2026	75	89
Southwestern Community College District
Series 2016B, GO, 4.00%, 8/1/2023	35	38
Series 2016B, GO, 4.00%, 8/1/2025	50	58
Series A, GO, 4.00%, 8/1/2038	1,000	1,152
State Center Community College District
GO, 5.25%, 8/1/2022(c)	5,450	5,778
GO, 5.00%, 8/1/2030	40	47
State of California Department of Water Resources, Central Valley Project, Water System
Series AR, Rev., 5.00%, 12/1/2022	25	27
Series AX, Rev., 5.00%, 12/1/2022	35	38
Series BA, Rev., 5.00%, 12/1/2031	65	85
State of California, Various Purpose
GO, 5.13%, 4/1/2023	5	5
GO, 4.00%, 12/1/2024	15	16
GO, 5.00%, 10/1/2025	40	48
GO, AMBAC, 5.00%, 2/1/2027	565	703
GO, 5.00%, 8/1/2030	24,000	27,882
GO, 4.00%, 9/1/2033	1,340	1,557

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tahoe-Truckee Sanitation Agency, Wastewater
Rev., 5.00%, 7/1/2022	35	37
Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 2
Series B, GO, 5.00%, 8/1/2028	25	31
Temple City Unified School District
GO, NATL-RE, 5.25%, 8/1/2022	4,640	4,799
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1
GO, 5.00%, 6/1/2022	25	26
Union Elementary School District
Series C, GO, 5.00%, 9/1/2027	50	64
University of California
Series 2013 AF, Rev., 5.00%, 5/15/2023(c)	60	66
Series 2017AY, Rev., 5.00%, 5/15/2028	55	68
Series 2018AZ, Rev., 5.00%, 5/15/2029	30	39
Series 2018AZ, Rev., 5.00%, 5/15/2031	35	45
Series 2019BB, Rev., 5.00%, 5/15/2033	20	26
Series 2018AZ, Rev., 5.00%, 5/15/2034	25	32
University of California, Limited Project
Series G, Rev., 5.00%, 5/15/2022(c)	2,885	3,019
Series 2015-I, Rev., 5.00%, 5/15/2023	30	33
Series 2012G, Rev., 5.00%, 5/15/2029	5,615	5,871
Series 2017M, Rev., 5.00%, 5/15/2036	25	31
Val Verde Unified School District
Series 2020A, GO, 4.00%, 8/1/2035	250	296
Ventura County Community College District
GO, 5.00%, 8/1/2022	25	26
Ventura County Public Financing Authority
Series 2016A, Rev., 5.00%, 11/1/2027	55	68
Vista Joint Powers Financing Authority
Rev., 5.25%, 5/1/2037	100	117
Vista Unified School District, Election of 2018
Series 2019A, GO, 5.00%, 8/1/2022	60	63
Walnut Energy Center Authority
Series 2014A, Rev., 5.00%, 1/1/2022	25	26
West Hills Community College District, School Facilities Improvement District No. 2, 2008 Election
Series 2012B, GO, AGM, 4.00%, 8/1/2038	25	26
West Hollywood Public Financing Authority, Hollywood Park Phase II
Rev., 5.00%, 4/1/2022	45	47
West Valley-Mission Community College District, Election of 2012, Tax Exempt
GO, 5.00%, 8/1/2027	40	47
Series 2015B, GO, 5.00%, 8/1/2027	40	48
Westside Union School District, 2012 Election
Series A, GO, 4.00%, 8/1/2022	25	26
Whittier Union High School District
Series 2014B, GO, 4.00%, 8/1/2022	30	31
Wiseburn School District
Series 2016A, GO, 5.00%, 8/1/2031	50	61
Yuba City Unified School District, School Facilities Project
COP, AGM, 4.00%, 10/1/2025	1,100	1,255

Total California		457,145

Colorado — 2.2%
Adams & Arapahoe Joint School District 28J Aurora
GO, 5.00%, 12/1/2024	50	54
Adams 12 Five Star Schools, The City and County of Broomfield
GO, 5.50%, 12/15/2030	1,400	1,859
GO, 5.50%, 12/15/2032	625	829
Adams County School District No. 1, Mapleton Public Schools
GO, 4.00%, 12/1/2030	25	29
Arapahoe County School District No. 6 Littleton
Series 2019A, GO, 5.50%, 12/1/2028	40	54
Series 2019A, GO, 5.50%, 12/1/2029	25	33
Board of Governors of Colorado State University System
Series 2019A, Rev., 4.00%, 3/1/2037	50	60
Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J
Series 2016A, GO, 5.00%, 12/15/2028	5,000	5,960

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Broadway Park North Metropolitan District No. 2, Limited Tax
GO, 5.00%, 12/1/2040(d)	550	610
City and County of Broomfield
COP, 5.00%, 12/1/2025	30	36
City and County of Denver, Airport System
Series 2012A, Rev., AMT, 5.00%, 11/15/2022	25	27
Series 2017A, Rev., AMT, 5.00%, 11/15/2028	1,000	1,244
Series 2017B, Rev., 5.00%, 11/15/2033	25	31
Series 2018A, Rev., AMT, 5.00%, 12/1/2036	2,500	3,502
City of Aurora, First Lien Water, Green Bonds
Rev., 5.00%, 8/1/2021	25	25
Rev., 5.00%, 8/1/2024	15	17
City of Colorado Springs, Utilities System Improvement
Series A-1, Rev., 5.00%, 11/15/2023	30	34
City of Commerce City
COP, AGM, 4.00%, 12/15/2037	150	173
City of Englewood
GO, 5.00%, 12/1/2025	45	54
GO, 5.00%, 12/1/2029	15	19
Clear Creek Transit Metropolitan District No. 2, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2041	575	632
Series 2021A, GO, 5.00%, 12/1/2050	500	547
Colorado Crossing Metropolitan District No. 2, Limited Tax
Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	1,120
Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	2,165
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2025	25	28
Rev., 4.00%, 5/1/2027	30	34
Rev., 4.00%, 5/1/2029	35	40
Rev., 4.00%, 5/1/2031	30	34
Rev., 4.00%, 5/1/2041	85	95
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project
Rev., 4.00%, 12/1/2030(d)	595	630
Rev., 5.00%, 12/1/2040(d)	555	613
Colorado Educational and Cultural Facilities Authority, University Denver Project
Rev., NATL-RE, 5.00%, 3/1/2035	5,055	6,936
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group
Rev., 5.00%, 11/15/2028	30	36
Colorado Health Facilities Authority, Boulder Community Health Project
Rev., 5.00%, 10/1/2031	900	1,167
Rev., 5.00%, 10/1/2032	900	1,161
Rev., 5.00%, 10/1/2033	1,000	1,284
Rev., 5.00%, 10/1/2034	1,100	1,406
Rev., 4.00%, 10/1/2035	725	854
Rev., 4.00%, 10/1/2037	400	468
Rev., 4.00%, 10/1/2038	300	350
Rev., 4.00%, 10/1/2039	270	315
Rev., 4.00%, 10/1/2040	300	349
Colorado Health Facilities Authority, Commonspirit Health
Series A-1, Rev., 5.00%, 8/1/2031	2,500	3,191
Series A-2, Rev., 5.00%, 8/1/2031	1,000	1,276
Series A-1, Rev., 5.00%, 8/1/2032	2,000	2,547
Series A-2, Rev., 5.00%, 8/1/2032	2,000	2,547
Series A-1, Rev., 5.00%, 8/1/2034	1,865	2,359
Series A-2, Rev., 5.00%, 8/1/2034	2,000	2,529
Series A-1, Rev., 5.00%, 8/1/2035	2,500	3,156
Series A-2, Rev., 5.00%, 8/1/2035	2,000	2,525
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project
Series 2015A, Rev., 3.00%, 9/1/2024	235	253
Series 2020A, Rev., 4.00%, 9/1/2045	1,000	1,136
Colorado Health Facilities Authority, School Health System
Series 2013A, Rev., 5.50%, 1/1/2035	4,500	5,073
Colorado Health Facilities Authority, Valley View Hospital Association Project
Rev., 2.80%, 5/15/2023(b)	2,400	2,483
Colorado Mountain College, Academic Facilities Leasing
COP, 5.00%, 8/1/2031	30	37

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Colorado State Board for Community Colleges and Occupational Educational System
Series 2019A, Rev., 5.00%, 11/1/2025	40	48
County of Adams
COP, 5.00%, 12/1/2031	1,100	1,306
COP, 5.00%, 12/1/2034	500	591
County of Eagle
COP, 5.00%, 12/1/2028	25	30
County of Gunnison
COP, 4.00%, 12/1/2033	50	60
County of Pueblo, Community Improvement Projects
COP, 5.00%, 12/1/2026	50	61
Dawson Ridge Metropolitan District No. 1, Limited Tax
Series A, GO, Zero Coupon, 10/1/2022(c)	10,000	9,970
Debeque School District No. 49JT
GO, 4.00%, 12/1/2024	10	11
Denver Health and Hospital Authority
Series 2019A, Rev., 5.00%, 12/1/2030	1,000	1,287
Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,794
Series 2019A, Rev., 5.00%, 12/1/2032	1,330	1,701
Series 2019A, Rev., 5.00%, 12/1/2033	1,100	1,401
Douglas County School District No. Re-1 Douglas and Elbert Counties
GO, 5.00%, 12/15/2028	20	26
Ebert Metropolitan District
Series 2018A-2, GO, 5.00%, 12/1/2034	170	214
El Paso County School District No. 3 Widefield
GO, 5.00%, 12/1/2034	50	61
El Paso County School District No. 49 Falcon
Series 2017B, COP, 5.00%, 12/15/2028	25	31
Jefferson Center Metropolitan District No. 1
Series 2020A-2, Rev., 4.13%, 12/1/2040	290	309
Jefferson County School District R-1
COP, 5.00%, 12/15/2028	5	6
Larimer County School District No. R-1 Poudre
GO, 5.00%, 12/15/2037	2,450	3,111
Montrose County School District RE-1J
GO, 5.00%, 12/1/2036	200	243
Peak Metropolitan District No. 1
Series A, GO, 4.00%, 12/1/2035(d)	500	537
Series A, GO, 5.00%, 12/1/2041(d)	500	555
Series A, GO, 5.00%, 12/1/2051(d)	550	604
Raindance Metropolitan District No. 1, Non-Potable Water System
Rev., 5.00%, 12/1/2040	750	822
Regional Transportation District, Denver Transit Partners
Rev., 5.00%, 7/15/2031	500	656
Rev., 5.00%, 1/15/2032	700	917
Rev., 4.00%, 7/15/2033	1,935	2,424
Rev., 4.00%, 7/15/2034	1,000	1,206
Rev., 4.00%, 7/15/2035	1,000	1,201
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031(d)	750	837
Series 2021A, GO, 5.00%, 12/1/2041(d)	750	819
State of Colorado
Series 2018A, COP, 4.00%, 12/15/2034	75	89
State of Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement
COP, 5.00%, 6/15/2023	45	49
COP, 5.00%, 6/15/2041	1,500	1,766
State of Colorado, Building Excellent Schools Today
Series 2018N, COP, 5.00%, 3/15/2028	75	96
University of Colorado, Enterprise System
Series 2013A, Rev., 5.00%, 6/1/2023	25	27
Series 2014A, Rev., 5.00%, 6/1/2024(c)	60	68
Series 2015A, Rev., 5.00%, 6/1/2025(c)	25	30
Series 2019B, Rev., 5.00%, 6/1/2028	25	33
Series 2017A-1, Rev., 4.00%, 6/1/2032	25	29
University of Northern Colorado, Institutional Enterprise
Series 2018B, Rev., 4.00%, 6/1/2035	250	292
Verve Metropolitan District No. 1
GO, 5.00%, 12/1/2036	500	557
GO, 5.00%, 12/1/2041	1,125	1,241
Weld County School District No. RE-2 Eaton
GO, 5.00%, 12/1/2035	40	52

Total Colorado		101,194

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Connecticut — 1.3%
City of Derby
Series A, GO, 5.00%, 8/1/2027	15	19
City of Milford
Series 2014B, GO, 4.00%, 11/1/2026	50	56
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.50%, 8/15/2023	100	112
Series A, Rev., 5.00%, 8/15/2024	100	110
Series A, Rev., 5.00%, 8/15/2025	350	387
Series 2013A, Rev., 5.00%, 8/15/2026	150	165
Series 2013A, Rev., 5.00%, 8/15/2027	250	275
Series A, Rev., 5.00%, 8/15/2029	300	330
Connecticut State Health and Educational Facilities Authority, Connecticut State University System
Series N, Rev., 5.00%, 11/1/2025	4,165	4,607
Connecticut State Health and Educational Facilities Authority, McLean
Series 2020A, Rev., 5.00%, 1/1/2030(d)	250	286
Series 2020A, Rev., 5.00%, 1/1/2045(d)	500	557
Connecticut State Health and Educational Facilities Authority, Nuvance Health
Series 2019A, Rev., 5.00%, 7/1/2033	2,630	3,292
Connecticut State Health and Educational Facilities Authority, Sacred Heart University
Series K, Rev., 5.00%, 7/1/2032	700	911
Series K, Rev., 5.00%, 7/1/2033	625	811
Series K, Rev., 5.00%, 7/1/2034	725	938
Series K, Rev., 5.00%, 7/1/2035	525	678
Series K, Rev., 5.00%, 7/1/2036	1,000	1,288
Series K, Rev., 5.00%, 7/1/2037	1,750	2,247
Series K, Rev., 5.00%, 7/1/2038	2,750	3,521
Series K, Rev., 5.00%, 7/1/2040	1,600	2,040
Connecticut State Health and Educational Facilities Authority, Trinity College
Series R, Rev., 4.00%, 6/1/2045	2,250	2,615
South Central Connecticut Regional Water Authority, Water System
Series B-1, Rev., 5.00%, 8/1/2022	45	48
State of Connecticut
Series 2017A, GO, 5.00%, 4/15/2024	160	182
Series 2019A, GO, 5.00%, 4/15/2028	4,700	6,015
Series 2019A, GO, 5.00%, 4/15/2030	4,000	5,184
Series 2014A, GO, 4.00%, 3/1/2034	40	43
Series 2019A, GO, 5.00%, 4/15/2034	3,450	4,411
Series 2019A, GO, 5.00%, 4/15/2035	2,900	3,702
Series 2016A, GO, 4.00%, 3/15/2036	60	68
Series 2019A, GO, 5.00%, 4/15/2036	2,300	2,929
Series 2017A, GO, 4.00%, 4/15/2037	460	528
Series 2019A, GO, 4.00%, 4/15/2038	3,625	4,295
State of Connecticut Clean Water Fund, State Revolving Fund
Series 2017A, Rev., 4.00%, 5/1/2023	20	21
Series 2015A, Rev., 5.00%, 3/1/2024	70	79
Series 2015A, Rev., 5.00%, 3/1/2025	170	200
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2015A, Rev., 5.00%, 8/1/2026	5,000	5,910
Series 2013A, Rev., 5.00%, 10/1/2029	25	28
Series A, Rev., 5.00%, 9/1/2030	2,000	2,277
Series 2016A, Rev., 5.00%, 9/1/2031	25	30
Series 2015A, Rev., 5.00%, 8/1/2032	15	18
Town of Trumbull
Series B, GO, 5.00%, 9/1/2025	50	60

Total Connecticut		61,273

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Delaware — 0.4%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Rev., 4.00%, 9/1/2023	355	378
Rev., 4.00%, 9/1/2025	385	424
Rev., 4.00%, 9/1/2030	530	611
Rev., 5.00%, 9/1/2040	1,550	1,883
Rev., 5.00%, 9/1/2050	600	716
Delaware State Economic Development Authority, St. Andrews School Project
Rev., 4.00%, 7/1/2041	9,000	10,695
Delaware Transportation Authority, Transportation System
Rev., 5.00%, 7/1/2023	40	43
Rev., 5.00%, 7/1/2025	25	30
Rev., 5.00%, 7/1/2026	25	31
State of Delaware
Series 2019A, GO, 5.00%, 10/1/2022	45	48
University of Delaware
Rev., 5.00%, 11/1/2035	525	676
Rev., 5.00%, 11/1/2039	875	1,116

Total Delaware		16,651

District of Columbia — 1.2%
District of Columbia
Series 2015A, GO, 5.00%, 6/1/2027	50	59
Series 2018A, GO, 5.00%, 6/1/2027	25	32
Series D, GO, 5.00%, 6/1/2028	1,500	1,879
Series 2016A, GO, 5.00%, 6/1/2029	25	30
Series 2017A, GO, 5.00%, 6/1/2030	1,250	1,551
Series D, GO, 5.00%, 6/1/2030	3,750	4,620
Series D, GO, 5.00%, 6/1/2031	50	62
Series A, GO, 5.00%, 6/1/2035	7,175	8,376
Series A, GO, 5.00%, 6/1/2036	4,200	4,901
District of Columbia, Income Tax
Series 2012C, Rev., 4.00%, 12/1/2022	20	21
Series 2012A, Rev., 5.00%, 12/1/2022	20	21
Series 2019C, Rev., 5.00%, 10/1/2031	35	46
Series 2020A, Rev., 5.00%, 3/1/2038	70	91
Series 2020A, Rev., 5.00%, 3/1/2040	210	273
District of Columbia, Kipp DC Project
Rev., 5.00%, 7/1/2023	100	109
Rev., 5.00%, 7/1/2024	100	112
Rev., 5.00%, 7/1/2025	180	208
Series 2017A, Rev., 5.00%, 7/1/2025	100	116
Rev., 5.00%, 7/1/2026	185	220
Rev., 5.00%, 7/1/2027	115	139
Rev., 5.00%, 7/1/2028	250	309
Rev., 5.00%, 7/1/2029	255	321
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien
Series B, Rev., 5.00%, 10/1/2037	100	118
Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail & Capital Improvement Project
Series 2019B, Rev., AGM, 4.00%, 10/1/2053	500	575
Metropolitan Washington Airports Authority, Airport System
Series C, Rev., 5.00%, 10/1/2021	30	30
Series 2019B, Rev., 5.00%, 10/1/2027	75	95
Series 2017A, Rev., AMT, 5.00%, 10/1/2029	180	226
Washington Convention and Sports Authority, Senior Lien Dedicated Tax
Series 2018A, Rev., 5.00%, 10/1/2025	1,750	2,080
Series A, Rev., 5.00%, 10/1/2026	5,005	6,128
Series A, Rev., 5.00%, 10/1/2027	4,620	5,786
Series 2018A, Rev., 5.00%, 10/1/2028	4,035	5,023
Series A, Rev., 5.00%, 10/1/2029	2,690	3,327
Washington Metropolitan Area Transit Authority
Series B, Rev., 5.00%, 7/1/2029	5	6
Series 2017B, Rev., 5.00%, 7/1/2030	50	62
Series A-1, Rev., 5.00%, 7/1/2030	5,185	6,421
Rev., 5.00%, 7/1/2034	5	6
Series 2017B, Rev., 5.00%, 7/1/2034	75	92

Total District of Columbia		53,471

Florida — 2.9%
Bay County School Board
Series 2020A, COP, AGM, 5.00%, 7/1/2032	825	1,081
Series 2020A, COP, AGM, 5.00%, 7/1/2033	675	880
Series 2020A, COP, AGM, 5.00%, 7/1/2034	1,000	1,299

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Brevard County Health Facilities Authority, Health First, Inc., Project
Rev., 5.00%, 4/1/2022	1,000	1,040
Rev., 5.00%, 4/1/2024	1,250	1,414
Broward County Water & Sewer Utility
Series B, Rev., 5.00%, 10/1/2025	35	42
Capital Projects Finance Authority, Capital Projects Loan Program - Florida Universities
Series 2020A-1, Rev., 5.00%, 10/1/2024	550	620
Series 2020A-1, Rev., 5.00%, 10/1/2025	1,000	1,159
Series 2020A-1, Rev., 5.00%, 10/1/2026	1,000	1,189
Series 2020A-1, Rev., 5.00%, 10/1/2027	1,000	1,215
Series 2020A-1, Rev., 5.00%, 10/1/2028	1,000	1,237
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2037	120	149
City of Jacksonville
Series 2016A, Rev., 5.00%, 10/1/2027	100	123
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project
Rev., 4.00%, 11/1/2036	500	577
Rev., 4.00%, 11/1/2037	1,040	1,197
Rev., 4.00%, 11/1/2038	1,085	1,246
Rev., 4.00%, 11/1/2039	1,650	1,891
Rev., 4.00%, 11/1/2040	2,170	2,482
City of Pompano Beach
GO, 5.00%, 7/1/2023	30	33
GO, 5.00%, 7/1/2030	110	141
City of Tallahassee, Utility System
Rev., 5.00%, 10/1/2023	50	56
City of Tampa, H. Lee Moffitt Cancer Center Project
Series 2020B, Rev., 5.00%, 7/1/2026	100	121
Series 2020B, Rev., 5.00%, 7/1/2027	125	156
Series 2020B, Rev., 5.00%, 7/1/2028	230	293
Series 2020B, Rev., 5.00%, 7/1/2029	225	292
Series 2020B, Rev., 5.00%, 7/1/2030	250	330
Series 2020B, Rev., 5.00%, 7/1/2031	325	425
Series 2020B, Rev., 5.00%, 7/1/2032	250	326
Series 2020B, Rev., 5.00%, 7/1/2033	250	325
Series 2020B, Rev., 5.00%, 7/1/2034	300	389
Series 2020B, Rev., 5.00%, 7/1/2035	300	388
Series 2020B, Rev., 5.00%, 7/1/2036	500	645
Series 2020B, Rev., 4.00%, 7/1/2038	185	218
Series 2020B, Rev., 4.00%, 7/1/2039	1,600	1,883
Series 2020B, Rev., 5.00%, 7/1/2040	2,340	2,979
Series 2020B, Rev., 4.00%, 7/1/2045	7,400	8,590
City of Tampa, Water and Sewer Improvement System
Rev., 5.00%, 10/1/2021(c)	500	508
City of West Palm Beach, Special Obligation
Series C, Rev., 5.00%, 10/1/2028	25	31
County of Broward, Florida Airport System
Series 2019A, Rev., AMT, 5.00%, 10/1/2027	1,850	2,305
County of Broward, Professional Sports Facilities, Civic Arena Project
Rev., 5.00%, 9/1/2024	40	44
County of Escambia, Sales Tax
Rev., 5.00%, 10/1/2025	15	18
County of Hillsborough, Environmental Lands Acquisition and Protection Program
Series 2019A, GO, 5.00%, 7/1/2021	30	30
County of Lee, Transportation Facilities
Rev., AGM, 5.00%, 10/1/2035	190	217
County of Manatee
Rev., 5.00%, 10/1/2026	25	28
County of Manatee, Public Utilities
Rev., 5.00%, 10/1/2028	535	676
Rev., 5.00%, 10/1/2031	815	1,020
County of Martin, Half-Cent Sales Tax
Rev., 5.00%, 7/1/2022	25	26
County of Miami-Dade, Aviation
Rev., AMT, 5.00%, 10/1/2028	1,500	1,710
Rev., 5.00%, 10/1/2029	900	1,091
Series B, Rev., 5.00%, 10/1/2029	1,250	1,432

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Miami-Dade, Building Better Communities Program
Series A, GO, 5.00%, 7/1/2033	2,835	3,432
Series 2016A, GO, 5.00%, 7/1/2034	5,355	6,471
County of Miami-Dade, Capital Asset Acquisition
Series 2019B, Rev., 5.00%, 4/1/2040	45	57
County of Miami-Dade, Public Health Trust Program
Series A, GO, 5.00%, 7/1/2036	3,000	3,879
County of Miami-Dade, Subordinate Special Obligation
Rev., 5.00%, 10/1/2028	120	147
County of Miami-Dade, Transit System, Sales Surtax
Rev., 5.00%, 7/1/2022	90	95
Rev., 4.00%, 7/1/2034	35	40
Rev., 5.00%, 7/1/2034	475	613
County of Miami-Dade, Water and Sewer System
Rev., 5.00%, 10/1/2033	25	32
Series 2017A, Rev., 4.00%, 10/1/2037	40	47
Series 2017A, Rev., 4.00%, 10/1/2039	50	59
Series 2019B, Rev., 5.00%, 10/1/2044	40	51
County of Palm Beach, Airport System
Rev., AMT, 5.00%, 10/1/2036	500	603
County of Palm Beach, Public Improvement
Rev., 5.00%, 5/1/2038	1,545	1,840
County of Polk, Utility System
Rev., 5.00%, 10/1/2030	50	67
County of Sarasota, Guaranteed Entitlement
Rev., 4.50%, 10/1/2029	25	27
County of Sarasota, Utility System
Series 2019A, Rev., 5.00%, 10/1/2038	35	44
East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project
Rev., 5.00%, 10/1/2023	40	44
Escambia County Health Facilities Authority, Baptist Health Care Corp., Obligated Group
Series 2020A, Rev., 5.00%, 8/15/2040	3,600	4,515
Florida Atlantic University Finance Corp., Student Housing Project
Series 2019A, Rev., 5.00%, 7/1/2027	300	374
Series 2019B, Rev., 5.00%, 7/1/2032	1,715	2,193
Series 2019B, Rev., 5.00%, 7/1/2033	1,475	1,875
Florida Department of Environmental Protection
Series 2017A, Rev., 5.00%, 7/1/2028	40	51
Florida Department of Management Services
Series 2018A, COP, 5.00%, 11/1/2026	20	25
Florida Development Finance Corp., Educational Facilities, Renaissance Charter School, Inc. Project
Series 2020C, Rev., 4.00%, 9/15/2030(d)	235	256
Series 2020C, Rev., 5.00%, 9/15/2040(d)	525	590
Florida Development Finance Corp., Imagine School at Broward Project
Series A, Rev., 2.63%, 12/15/2024(d)	300	307
Series A, Rev., 4.00%, 12/15/2029(d)	265	297
Series A, Rev., 5.00%, 12/15/2039(d)	305	361
Florida Development Finance Corp., Mater Academy Project
Series 2020A, Rev., 4.00%, 6/15/2025	455	503
Series 2020A, Rev., 5.00%, 6/15/2026	370	434
Series 2020A, Rev., 5.00%, 6/15/2027	390	467
Series 2020A, Rev., 5.00%, 6/15/2028	410	486
Series 2020A, Rev., 5.00%, 6/15/2029	400	470
Series 2020A, Rev., 5.00%, 6/15/2030	375	436
Series 2020A, Rev., 5.00%, 6/15/2035	1,000	1,155
Florida Gulf Coast University Financing Corp., Housing Project
Series 2019A, Rev., 5.00%, 2/1/2026	125	149
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology
Rev., 5.00%, 10/1/2021	85	86
Rev., 5.00%, 10/1/2022	110	116
Rev., 5.00%, 10/1/2023	125	137
Greater Orlando Aviation Authority, Airport Facilities
Series 2019A, Rev., AMT, 5.00%, 10/1/2038	1,810	2,278
Halifax Hospital Medical Center
Rev., 5.00%, 6/1/2022	25	26

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hillsborough County, Aviation Authority, Tampa International Airport
Series 2018F, Rev., 5.00%, 10/1/2043	150	189
JEA Electric System
Series D, Rev., 5.00%, 4/1/2023(c)	10	11
Series A, Rev., 5.00%, 10/1/2023(c)	1,395	1,551
Key West Utility Board, Electric System
Rev., 5.00%, 10/1/2027	45	56
Lee County School Board (The)
Series 2016A, COP, 5.00%, 8/1/2035	25	30
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2028	3,375	4,271
Series 2019A-1, Rev., 5.00%, 4/1/2029	2,500	3,232
Manatee County School District, Sales Tax
Rev., AGM, 5.00%, 10/1/2023	50	55
Orange County School Board
Series 2016C, COP, 5.00%, 8/1/2033	40	48
Orlando Utilities Commission, Utility System
Series 2012A, Rev., 5.00%, 10/1/2023	25	28
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020B, Rev., 4.00%, 11/15/2041	250	288
Series 2020B, Rev., 5.00%, 11/15/2042	500	605
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion
Rev., 2.63%, 6/1/2025	4,185	4,300
Rev., 3.00%, 6/1/2027	7,780	8,124
Palm Beach County School District
Series C, COP, 5.00%, 8/1/2029	16,000	20,378
School Board of Miami-Dade County (The)
Series 2015A, COP, 5.00%, 5/1/2030	70	81
School District of Broward County
Series 2019A, COP, 5.00%, 7/1/2029	35	45
South Florida Water Management District
COP, 5.00%, 10/1/2036	125	148
State of Florida Board of Education, Public Education Capital Outlay
Series 2012C, GO, 5.00%, 6/1/2023	40	42
Series 2015F, GO, 5.00%, 6/1/2026	25	30
State of Florida Department of Education
Series 2018A, Rev., 5.00%, 7/1/2024	1,025	1,167
Series A, Rev., 5.00%, 7/1/2025	2,375	2,793
Series A, Rev., 5.00%, 7/1/2026	3,385	4,105
State of Florida Department of Transportation
Rev., 5.00%, 7/1/2021	35	35
State of Florida Department of Transportation Turnpike System
Series 2013A, Rev., 5.00%, 7/1/2022	35	37
Series 2013B, Rev., 5.00%, 7/1/2022	75	78
Series 2013A, Rev., 5.00%, 7/1/2023	30	33
Series 2016A, Rev., 5.00%, 7/1/2023	20	22
Series 2019A, Rev., 5.00%, 7/1/2024	25	29
Tohopekaliga Water Authority, Utility System
Rev., 4.00%, 10/1/2022	25	26
Rev., 4.00%, 10/1/2034	30	35
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2035	400	469
Series 2020A, Rev., 4.00%, 10/15/2036	500	586

Total Florida		133,629

Georgia — 1.9%
Albany-Dougherty Inner City Authority, State University Projects
Rev., 5.00%, 7/1/2029	1,050	1,348
Rev., 5.00%, 7/1/2030	1,155	1,503
Rev., 5.00%, 7/1/2031	425	551
Athens-Clarke County Unified Government, Sales Tax
GO, 5.00%, 12/1/2028	300	391
Cherokee County Board of Education, School System
GO, 5.00%, 8/1/2031	725	880
GO, 5.00%, 8/1/2032	750	911
GO, 5.00%, 8/1/2033	690	838
Cherokee County Water & Sewer Authority
Rev., 5.00%, 8/1/2032	25	30

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Atlanta, Water & Wastewater
Series 2013B, Rev., 5.00%, 11/1/2023	30	33
Rev., 5.00%, 11/1/2029	2,110	2,459
Rev., 5.00%, 11/1/2030	4,250	4,947
City of Columbus, Water and Sewerage
Series 2014A, Rev., 5.00%, 5/1/2027	445	505
Series 2014A, Rev., 5.00%, 5/1/2028	595	674
Rev., 5.00%, 5/1/2031	280	338
Rev., 5.00%, 5/1/2034	350	421
Rev., 5.00%, 5/1/2035	350	421
Clayton County Development Authority, Clayton State University
Rev., 5.00%, 7/1/2029	175	228
Rev., 5.00%, 7/1/2030	200	265
Rev., 5.00%, 7/1/2031	175	237
Rev., 5.00%, 7/1/2032	205	275
Rev., 5.00%, 7/1/2033	250	333
Rev., 5.00%, 7/1/2035	270	359
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project
Series 2020A, Rev., 4.00%, 4/1/2032	400	481
Series 2020A, Rev., 4.00%, 4/1/2033	500	600
Series 2020A, Rev., 4.00%, 4/1/2034	350	418
Series 2020A, Rev., 4.00%, 4/1/2035	250	298
Series 2020A, Rev., 4.00%, 4/1/2036	505	601
Series 2020A, Rev., 3.00%, 4/1/2037	700	753
Series 2020A, Rev., 4.00%, 4/1/2039	475	561
Series 2020A, Rev., 3.00%, 4/1/2045	1,785	1,883
County of DeKalb, Water and Sewerage
Rev., 5.00%, 10/1/2021	35	36
Series B, Rev., 5.25%, 10/1/2022	4,810	5,139
Series B, Rev., 5.25%, 10/1/2023	8,660	9,673
Series 2006B, Rev., 5.25%, 10/1/2026	5,500	6,845
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc.
Series 2019B, Rev., 5.00%, 7/1/2032	50	65
Forsyth County School District
GO, 5.00%, 2/1/2022	30	31
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project
Series 2017A, Rev., 5.00%, 2/15/2028	115	142
George L Smith II Congress Center Authority, Convention Center Hotel First
Series 2021A, Rev., 2.38%, 1/1/2031	500	536
Series 2021A, Rev., 4.00%, 1/1/2036	500	599
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 3.63%, 1/1/2031(d)	1,170	1,306
Series 2021B, Rev., 5.00%, 1/1/2036(d)	1,000	1,218
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 5.00%, 6/15/2023	645	707
Rev., 5.00%, 6/15/2024	580	660
Rev., 5.00%, 6/15/2025	650	765
Rev., 5.00%, 6/15/2026	500	607
Rev., 5.00%, 6/15/2027	500	622
Rev., 5.00%, 6/15/2028	500	637
Rev., 5.00%, 6/15/2029	705	917
Rev., 5.00%, 6/15/2030	500	645
Rev., 5.00%, 6/15/2031	800	1,028
Rev., 3.00%, 6/15/2032	1,175	1,310
Rev., 5.00%, 6/15/2033	1,660	2,109
Rev., 5.00%, 6/15/2034	1,125	1,425
Rev., 5.00%, 6/15/2035	1,250	1,580
Rev., 4.00%, 6/15/2036	1,000	1,182
Rev., 4.00%, 6/15/2037	1,500	1,767
Rev., 4.00%, 6/15/2039	1,785	2,087
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project
Rev., 4.00%, 8/1/2035	500	586
Rev., 4.00%, 8/1/2036	375	438
Rev., 4.00%, 8/1/2037	495	576
Henry County, Water and Sewerage Authority
Rev., AGM-CR, BHAC-CR, NATL-RE, 5.25%, 2/1/2028	5,000	6,460
Rev., AGM-CR, BHAC-CR, NATL-RE, 5.25%, 2/1/2029	25	33
Main Street Natural Gas, Inc.
Series A, Rev., 5.50%, 9/15/2021	1,475	1,497
Newton County School District
Series 2012A, GO, 5.00%, 4/1/2022	40	42
Polk School District, Sales Tax
GO, 5.00%, 3/1/2025	360	422

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Private Colleges and Universities Authority, Emory University
Series 2019A, Rev., 5.00%, 9/1/2028	40	52
Series A, Rev., 5.00%, 10/1/2043	2,005	2,205
State of Georgia
Series E, GO, 5.00%, 12/1/2023	20	22
Series A-2, GO, 5.00%, 2/1/2029	5,020	6,220

Total Georgia		85,733

Hawaii — 0.5%
City and County Honolulu, Wastewater System
Series 2019A, Rev., 4.00%, 7/1/2025	25	29
City and County of Honolulu
Series 2019D, GO, 5.00%, 8/1/2023	20	22
Series B, GO, 5.00%, 10/1/2027	8,695	10,354
Series C, GO, 5.00%, 10/1/2027	3,000	3,573
City and County of Honolulu, Tax-Exempt
Series 2017D, GO, 5.00%, 9/1/2023	20	22
State of Hawaii
Series FE, GO, 5.00%, 10/1/2027	1,315	1,616
Series FG, GO, 5.00%, 10/1/2028	2,500	3,064
Series FW, GO, 5.00%, 1/1/2032	5,000	6,405

Total Hawaii		25,085

Idaho — 0.2%
Idaho Housing and Finance Association, Federal Highway Trust
Series A, Rev., GRAN, 5.00%, 7/15/2025	2,550	3,010
Series A, Rev., GRAN, 5.00%, 7/15/2026	4,800	5,839

Total Idaho		8,849

Illinois — 6.2%
Champaign County Community Unit School District No. 4 Champaign, School Building
GO, 5.00%, 1/1/2031	305	364
Chicago O’Hare International Airport, General Airport, Senior Lien
Series C, Rev., 5.00%, 1/1/2022	195	200
City of Altamont, Electric Ars
Series 2019B, GO, 3.00%, 1/1/2024	35	37
City of Aurora
Series 2015-C, GO, 3.00%, 12/30/2022	100	104
City of Chicago, Motor Fuel Tax
Rev., 5.00%, 1/1/2022	20	20
City of Chicago, Pilsen Redevelopment Project
Series 2014A, Rev., 5.00%, 6/1/2022	1,000	1,039
City of Chicago, Wastewater Transmission, Second Lien
Rev., 5.00%, 1/1/2022	700	719
City of Chicago, Waterworks, Second Lien
Rev., 5.00%, 11/1/2021	1,500	1,530
Rev., 5.00%, 11/1/2022	600	640
Rev., 5.00%, 11/1/2027	1,000	1,144
Rev., 5.00%, 11/1/2030	500	567
City of Country Club Hills
GO, 4.00%, 12/1/2021	40	41
City of Decatur
GO, AGM, 5.00%, 3/1/2028	15	17
City of Rockford, Sales Tax
GO, 4.00%, 12/15/2027	255	300
GO, 4.00%, 12/15/2029	515	606
GO, 4.00%, 12/15/2030	360	421
City of Springfield, Senior Lien Electric
Rev., 5.00%, 3/1/2027	4,500	5,232
Rev., 5.00%, 3/1/2028	4,000	4,642
Rev., AGM, 3.50%, 3/1/2030	3,500	3,750
Cook County School District No. 111 Burbank
GO, AGM, 4.00%, 12/1/2035	50	58
Cook County School District No. 122, Ridgeland, Capital Appreciation
GO, AGM-CR, NATL-RE, Zero Coupon, 12/1/2021(c)	5,000	4,996
Cook County Township High School District No. 225, Glenbrook
Series 2016A, GO, 5.00%, 12/1/2024	15	17
County of Cook, Sales Tax
Rev., 5.00%, 11/15/2031	3,600	4,511
County of Du Page, Courthouse Project
GO, 5.00%, 1/1/2028	255	307
GO, 5.00%, 1/1/2029	730	879
County of Will
GO, 4.00%, 11/15/2036	60	68
Du Page Cook and Will Counties Community College District No. 502
GO, 5.00%, 6/1/2023	25	27
DuPage and Cook Counties Community Consolidated School District No. 181 Hinsdale
Rev., 5.00%, 12/1/2025	25	30
Series 2018A, GO, 4.00%, 1/15/2032	25	28

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
DuPage County Community Unit School District No. 200 Wheaton-Warrenville
GO, 5.00%, 10/1/2025	30	35
DuPage County High School District No. 87 Glenbard
GO, 5.00%, 1/1/2028	25	29
Illinois Finance Authority, Advocate Health and Hospital Corp. Obligated Group
Series 2013A, Rev., 5.00%, 6/1/2023	20	22
Rev., 4.13%, 5/1/2025(c)	5	6
Rev., 4.13%, 5/1/2025	5	6
Rev., 4.13%, 5/1/2045	30	32
Illinois Finance Authority, Clean Water Initiative, Green Bond
Rev., 5.00%, 7/1/2039	80	103
Illinois Finance Authority, Healthcare Enterprises, Inc.
Series C, Rev., 5.00%, 3/1/2025	400	466
Illinois Finance Authority, Plymouth Place, Inc.
Series 2021A, Rev., 5.00%, 5/15/2032	140	172
Series 2021A, Rev., 5.00%, 5/15/2033	145	177
Series 2021A, Rev., 5.00%, 5/15/2034	300	365
Series 2021A, Rev., 5.00%, 5/15/2035	315	381
Series 2021A, Rev., 5.00%, 5/15/2036	325	391
Illinois Finance Authority, Presbyterian Homes Obligated Group
Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 0.73%, 6/10/2021(g)	1,125	1,125
Illinois Finance Authority, Riverside Health System
Rev., 4.00%, 11/15/2030	45	51
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2024	1,000	1,152
Illinois Finance Authority, Township High School District
Rev., 4.00%, 12/1/2035	40	49
Illinois Sports Facilities Authority (The), State Tax
Rev., 5.00%, 6/15/2028	2,000	2,492
Rev., 5.00%, 6/15/2029	2,500	3,172
Rev., 5.00%, 6/15/2030	1,500	1,893
Illinois State Toll Highway Authority, Senior
Series 2019C, Rev., 5.00%, 1/1/2028	25	32
Series 2015B, Rev., 5.00%, 1/1/2029	35	42
Series 2019C, Rev., 5.00%, 1/1/2029	7,500	9,691
Series 2016B, Rev., 5.00%, 1/1/2030	30	36
Series 2019C, Rev., 5.00%, 1/1/2030	19,000	25,044
Series 2019C, Rev., 5.00%, 1/1/2031	11,050	14,531
Series 2016A, Rev., 5.00%, 12/1/2031	30	36
Kane County Community Unit School District No. 304 Geneva
GO, 5.00%, 1/1/2029	20	25
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	78
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	78
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	48
Series 2020A, GO, AGM, 4.00%, 12/1/2030	75	89
Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	118
Series 2020A, GO, AGM, 4.00%, 12/1/2032	115	136
Series 2020A, GO, AGM, 4.00%, 12/1/2033	130	153
Series 2020A, GO, AGM, 4.00%, 12/1/2034	230	270
Series 2020A, GO, AGM, 4.00%, 12/1/2035	280	329
Series 2020A, GO, AGM, 4.00%, 12/1/2036	250	292
Kane, Cook and DuPage Counties School District No. 46, Elgin
Series 2015D, GO, 5.00%, 1/1/2034	1,700	1,895
Lake County Community Consolidated School District No. 3 Beach Park
GO, AGM, 4.00%, 2/1/2030	730	866
GO, AGM, 4.00%, 2/1/2031	830	980
GO, AGM, 4.00%, 2/1/2032	535	629
GO, AGM, 4.00%, 2/1/2033	500	585
McHenry County Community Consolidated School District No. 47 Crystal Lake
Rev., 4.00%, 2/1/2028	25	29

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Northern Illinois University, Auxiliary Facilities System
Series 2020B, Rev., 5.00%, 4/1/2027	550	671
Series 2020B, Rev., 5.00%, 4/1/2028	650	808
Series 2020B, Rev., 5.00%, 4/1/2029	425	536
Series 2020B, Rev., 5.00%, 4/1/2030	250	320
Series 2020B, Rev., 5.00%, 4/1/2032	650	825
Series 2020B, Rev., 5.00%, 4/1/2033	675	854
Series 2020B, Rev., 5.00%, 4/1/2034	475	600
Regional Transportation Authority
Series 2002A, Rev., NATL-RE, 6.00%, 7/1/2029	55	74
Sales Tax Securitization Corp.
Series 2017A, Rev., 5.00%, 1/1/2027	90	110
Series C, Rev., 5.50%, 1/1/2030	18,250	23,805
Series C, Rev., 5.50%, 1/1/2031	26,360	34,204
Series C, Rev., 5.25%, 1/1/2034	22,520	28,574
Southwestern Illinois Development Authority, Flood Prevention District Council Project
Rev., 5.00%, 4/15/2028	385	482
Rev., 5.00%, 4/15/2030	625	810
State of Illinois
GO, 5.00%, 5/1/2022	160	167
Series 2018A, GO, 5.00%, 10/1/2022	180	191
Series 2017D, GO, 5.00%, 11/1/2022	9,380	9,987
GO, 5.00%, 3/1/2023	10	10
GO, 5.00%, 5/1/2023	120	130
Series C, GO, 4.00%, 3/1/2024	6,500	7,117
Series 2021A, GO, 5.00%, 3/1/2024	1,065	1,195
Series 2021B, GO, 5.00%, 3/1/2024	3,500	3,928
Series 2018A, GO, 4.00%, 5/1/2024	50	55
Series D, GO, 5.00%, 11/1/2024	15,715	18,041
GO, 5.00%, 1/1/2025	700	808
GO, 5.00%, 3/1/2025	5,600	5,793
Series A, GO, 5.00%, 3/1/2025	2,500	2,902
GO, 5.00%, 8/1/2025	25	26
GO, 5.00%, 2/1/2026	4,900	5,823
GO, 5.00%, 3/1/2026	5,910	6,112
Series B, GO, 5.00%, 3/1/2026	3,000	3,570
Series 2017D, GO, 5.00%, 11/1/2026	5,175	6,248
GO, 5.00%, 6/1/2027	25	30
GO, 5.00%, 1/1/2028	150	175
GO, 4.13%, 3/1/2028	30	31
GO, 4.50%, 2/1/2029	450	488
Series A, GO, 5.00%, 5/1/2030	35	43
GO, 4.13%, 11/1/2031	40	45
GO, 4.00%, 6/1/2032	100	110
Series 2021A, GO, 4.00%, 3/1/2038	2,250	2,613
GO, 5.00%, 2/1/2039	2,255	2,451
Series 2021A, GO, 4.00%, 3/1/2039	2,100	2,432
State of Illinois, Sales Tax, Junior Obligation
Rev., 5.00%, 6/15/2023	40	43
Series D, Rev., 5.00%, 6/15/2024	40	45
Village of Bolingbrook
Series 2014A, GO, AGM, 5.00%, 1/1/2032	150	173
Village of Bolingbrook, Capital Appreciation
Series C, GO, NATL-RE, Zero Coupon, 1/1/2023	2,195	2,170
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1
Rev., AGM, 4.00%, 3/1/2026	620	708
Rev., AGM, 4.00%, 3/1/2027	375	436
Rev., AGM, 4.00%, 3/1/2028	1,000	1,175
Village of Westmont
GO, 4.00%, 1/1/2027	45	53
Will County Community Unit School District No. 365-U Valley View, Limited School Bonds
GO, 4.00%, 1/1/2030	975	1,115
GO, 4.00%, 1/1/2033	1,000	1,140
GO, 3.00%, 7/1/2036	1,700	1,807
Will County Forest Preservation District, Limited Tax
GO, 5.00%, 12/15/2031	500	663
GO, 5.00%, 12/15/2032	500	661
GO, 5.00%, 12/15/2033	710	935
GO, 5.00%, 12/15/2034	915	1,198
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College
GO, 5.00%, 1/1/2026	40	48

Total Illinois		285,989

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Indiana — 1.5%
Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 1/15/2028	10	12
Carmel Redevelopment Authority, Option Income Tax Lease Rental
Series 2014B, Rev., 5.00%, 7/1/2023	25	27
City of Evansville, Waterworks District
Series 2014B, Rev., 5.00%, 1/1/2022(c)	375	386
Series 2014B, Rev., 5.00%, 1/1/2022(c)	325	334
City of Fishers
Series 2018C, GO, 5.00%, 1/1/2026	40	48
City of Franklin, Otterbeit Homes
Series B, Rev., 5.00%, 7/1/2025	1,500	1,748
Series B, Rev., 5.00%, 7/1/2027	500	610
Series B, Rev., 5.00%, 7/1/2030	670	845
Series B, Rev., 5.00%, 7/1/2032	735	918
Series B, Rev., 4.00%, 7/1/2034	805	938
Series B, Rev., 4.00%, 7/1/2035	685	797
City of Greensburg, Sewage Works
Rev., 3.00%, 5/1/2025	100	109
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project
Series 2020A, Rev., 5.25%, 11/1/2040(d)	4,560	4,707
City of Rockport, Indiana Michigan Power Co. Project
Series A, Rev., 3.05%, 6/1/2025	11,600	12,716
East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax First Mortgage Bonds
Rev., 5.00%, 1/15/2038	25	30
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project
Rev., 5.00%, 8/1/2024	1,095	1,226
Rev., 5.00%, 2/1/2025	500	560
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 7/15/2033	245	283
Rev., 4.00%, 1/15/2035	550	628
Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage
Series B-2, Rev., 4.00%, 7/15/2023	5	5
Rev., 5.00%, 1/15/2026	30	36
Hobart Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 1/15/2029	65	79
Huntington Countywide School Building Corp., First Mortgage
Rev., 5.00%, 1/15/2035	35	44
Indiana Bond Bank, Hamilton County Projects
Series 2019B, Rev., Zero Coupon, 7/15/2024	220	216
Series 2019B, Rev., Zero Coupon, 1/15/2025	200	195
Series 2019B, Rev., Zero Coupon, 7/15/2025	450	435
Series 2019B, Rev., Zero Coupon, 1/15/2026	370	355
Series 2019B, Rev., Zero Coupon, 7/15/2026	370	352
Series 2019B, Rev., Zero Coupon, 1/15/2027	325	307
Series 2019B, Rev., Zero Coupon, 7/15/2027	320	299
Series 2019B, Rev., Zero Coupon, 1/15/2028	450	416
Series 2019B, Rev., Zero Coupon, 7/15/2028	450	410
Series 2019B, Rev., Zero Coupon, 1/15/2029	560	504
Series 2019B, Rev., Zero Coupon, 7/15/2029	735	655
Series 2019B, Rev., Zero Coupon, 1/15/2030	750	652
Series 2019B, Rev., Zero Coupon, 7/15/2030	740	631
Indiana Bond Bank, Special Program, Columbus Learning Center Project
Series 2012C, Rev., 5.00%, 8/1/2022	20	21
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 4.00%, 7/1/2030	110	122
Indiana Finance Authority, Educational Facilities, Valparaiso University
Rev., 5.00%, 10/1/2024	1,000	1,132
Rev., 5.00%, 10/1/2025	675	784
Rev., 4.00%, 10/1/2034(f)	170	198
Rev., 4.00%, 10/1/2035(f)	415	484
Indiana Finance Authority, First Lien Wastewater Utility, CWA Authority Project
Series 2101A, Rev., 5.25%, 10/1/2031	1,000	1,017
Series 2016A, Rev., 5.00%, 10/1/2036	70	85

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Indiana Finance Authority, Goshen Health
Series A, Rev., 5.00%, 11/1/2030	500	619
Series A, Rev., 5.00%, 11/1/2031	1,020	1,253
Series A, Rev., 5.00%, 11/1/2032	530	649
Series A, Rev., 5.00%, 11/1/2033	1,110	1,356
Series A, Rev., 5.00%, 11/1/2034	760	927
Series A, Rev., 5.00%, 11/1/2035	665	809
Series A, Rev., 4.00%, 11/1/2036	230	262
Series A, Rev., 4.00%, 11/1/2037	335	380
Series A, Rev., 4.00%, 11/1/2038	340	385
Series A, Rev., 4.00%, 11/1/2039	355	401
Indiana Finance Authority, Green Bond
Series 2019A, Rev., 5.00%, 2/1/2033	30	39
Series 2019A, Rev., 5.00%, 2/1/2034	35	45
Indiana Finance Authority, Health System, Franciscan Alliance, Inc. Obligated Group
Series 2016B, Rev., 5.00%, 11/1/2026	10	12
Series 2017B, Rev., 5.00%, 11/1/2032	25	30
Indiana Finance Authority, Rose-Hulman Institute of Technology Project
Rev., 5.00%, 6/1/2028	200	249
Rev., 5.00%, 6/1/2030	110	142
Rev., 5.00%, 6/1/2032	70	89
Rev., 4.00%, 6/1/2034	120	141
Indiana Finance Authority, State Revolving Fund Program
Series 2011A, Rev., 5.00%, 2/1/2022(c)	5,205	5,375
Series C, Rev., 5.00%, 2/1/2023(c)	3,000	3,244
Indiana Finance Authority, State Revolving Fund Program, Green Bond
Series 2017B, Rev., 5.00%, 2/1/2026	20	24
Series A, Rev., 5.00%, 2/1/2027	1,000	1,166
Series 2018A, Rev., 5.00%, 2/1/2035	100	126
Indiana Housing and Community Development Authority, Vita of Marion Project
Series 2021B, Rev., 4.00%, 4/1/2024	500	507
Series 2021A, Rev., 5.00%, 4/1/2031	665	688
Series 2021A, Rev., 5.25%, 4/1/2041	1,875	1,964
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project
Series 2019A, Rev., 5.00%, 2/1/2032	225	290
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project
Series 2017C, Rev., 5.00%, 1/1/2035	195	242
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series 2013D, Rev., 5.00%, 1/1/2024	1,250	1,346
Michigan City School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2016A, Rev., 5.00%, 1/15/2025	4,925	5,585
MSD Warren Township Vision 2005 School Building Corp., First Mortgage
Rev., 4.00%, 7/10/2032	25	30
North Adams Community Schools Renovation Building Corp., First Mortgage
Rev., 5.00%, 7/15/2032	25	31
Northern Wells Multi-School Building Corp., Ad Valorem Property Tax, First Mortgage
Rev., 4.00%, 7/15/2035	50	57
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2012B, Rev., 5.00%, 7/15/2022	25	26
Plainfield High School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 7/15/2023	750	823
Rev., 5.00%, 7/15/2024	1,255	1,430
Series 2019A, Rev., 5.00%, 7/15/2028	30	38
Purdue University, Student Fee
Series DD, Rev., 5.00%, 7/1/2026	1,000	1,228

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
The Trustees of Indiana University
Series A, Rev., 5.00%, 6/1/2022(c)	1,000	1,049
Valparaiso Multi-Schools Building Corp., Unlimited AD Valorem Property Tax First Mortgage
Rev., 5.00%, 7/15/2022	30	32
Rev., 4.00%, 1/15/2024	50	54
Yorktown Redevelopment Authority, Ad Valorem Property Tax Lease
Rev., 4.00%, 1/15/2026	35	40

Total Indiana		69,539

Iowa — 0.6%
City of Cedar Rapids, Sewer
Series 2019C, Rev., 4.00%, 6/1/2031	25	29
City of Des Moines, Capital Loan Notes
Series 2014E, GO, 5.00%, 6/1/2022	30	31
County of Linn
COP, 4.00%, 6/1/2030	490	573
COP, 4.00%, 6/1/2032	1,455	1,692
COP, 4.00%, 6/1/2033	1,615	1,874
COP, 4.00%, 6/1/2034	700	810
COP, 4.00%, 6/1/2035	575	665
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 3.00%, 9/1/2022	315	317
Rev., 4.00%, 9/1/2025	115	121
Rev., 5.00%, 9/1/2026	85	94
Rev., 5.00%, 9/1/2028	200	223
Rev., 5.00%, 9/1/2030	110	122
Rev., 5.00%, 9/1/2031	100	110
Rev., 5.00%, 9/1/2036	440	481
Iowa Finance Authority, State Revolving Fund
Rev., 5.00%, 8/1/2021(c)	12,905	13,010
Rev., 5.00%, 8/1/2026(c)	5,220	6,407
Rev., 5.00%, 8/1/2027	30	36
Rev., 5.00%, 8/1/2031	30	39
Iowa Finance Authority, Unitypoint Health
Series 2016E, Rev., 5.00%, 8/15/2023	435	480
State of Iowa, IJOBS Program, Special Obligation
Series 2016A, Rev., 5.00%, 6/1/2023	35	38
State of Iowa, Special Obligation
Rev., 5.00%, 6/15/2024	200	228
Waukee Community School District
Series 2016B, GO, 5.00%, 6/1/2022	20	21

Total Iowa		27,401

Kansas — 0.6%
Butler County, Unified School District No. 385 Andover, School Building
GO, 5.00%, 9/1/2027(c)	790	999
City of Wichita, Airport
Series 2015A, GO, 4.00%, 12/1/2040	25	28
Johnson and Miami Counties Unified School District No. 230 Spring Hills
Series 2018-A, GO, 4.00%, 9/1/2033	2,965	3,488
Riley County Unified School District No. 383, Manhattan-Ogden
Series 2018A, GO, 5.00%, 9/1/2032	40	50
Series 2018A, GO, 5.00%, 9/1/2034	60	74
State of Kansas Department of Transportation
Series 2018A, Rev., 5.00%, 9/1/2023	20	22
Series 2015B, Rev., 5.00%, 9/1/2029	5,150	6,104
Series B, Rev., 5.00%, 9/1/2030	8,025	9,512
Series B, Rev., 5.00%, 9/1/2035	4,625	5,461
Wyandotte County Unified School District No. 203 Piper
Series A, GO, 5.00%, 9/1/2041	1,000	1,234
Series 2018A, GO, 5.00%, 9/1/2042	30	37

Total Kansas		27,009

Kentucky — 1.4%
County of Carroll, Kentucky Environmental Facilities
Rev., AMT, 2.00%, 2/1/2032	11,025	11,199
Rev., AMT, 2.13%, 10/1/2034	7,440	7,564
Jefferson County Capital Projects Corp.
Series A, Rev., AGM, 4.25%, 6/1/2022	1,000	1,003
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group
Series B, Rev., 5.00%, 8/15/2028	2,885	3,594
Kentucky Economic Development Finance Authority, Commonspirit Health
Series A-1, Rev., 5.00%, 8/1/2031	1,250	1,599
Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,279
Series A-1, Rev., 5.00%, 8/1/2035	500	631

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,961
Series A, Rev., 5.00%, 6/1/2037	2,795	3,232
Kentucky Public Energy Authority, Gas Supply
Series A, Rev., 4.00%, 4/1/2024(b)	6,450	7,062
Series 2019C, Rev., 4.00%, 2/1/2028(b)	15,000	17,866
Kentucky State Property and Buildings Commission, Project No. 84
Rev., NATL-RE, 5.00%, 8/1/2021	1,000	1,008
Rev., NATL-RE, 5.00%, 8/1/2022	1,175	1,241
Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects
Series A, Rev., 5.00%, 7/1/2021(c)	5,145	5,165

Total Kentucky		64,404

Louisiana — 0.8%
City of Alexandria, Utilities
Series 2013A, Rev., 5.00%, 5/1/2023(c)	1,400	1,531
City of Shreveport, Water and Sewer, Junior Lien
Series 2018C, Rev., 5.00%, 12/1/2023	370	412
Series C, Rev., 5.00%, 12/1/2024	510	589
Series 2018C, Rev., 5.00%, 12/1/2025	835	996
Series 2018C, Rev., 5.00%, 12/1/2026	500	614
Series 2018C, Rev., 5.00%, 12/1/2028	400	514
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	385
Series C, Rev., 5.00%, 12/1/2029	1,500	1,924
Series 2019B, Rev., AGM, 5.00%, 12/1/2030	500	641
Series 2016B, Rev., 5.00%, 12/1/2031	75	91
Series 2019B, Rev., AGM, 5.00%, 12/1/2031	500	640
Series 2019B, Rev., AGM, 5.00%, 12/1/2032	445	568
Series 2019B, Rev., AGM, 4.00%, 12/1/2033	325	379
Louisiana Public Facilities Authority, Lincoln Preparatory School Project
Series 2021A, Rev., 5.00%, 6/1/2031(d)	450	503
Series 2021A, Rev., 5.00%, 6/1/2041(d)	525	570
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Rev., 5.00%, 5/15/2026	20	24
Rev., 5.00%, 5/15/2031	875	1,145
Rev., 5.00%, 5/15/2032	900	1,174
Rev., 5.00%, 5/15/2033	700	911
Rev., 5.00%, 5/15/2034	875	1,135
Louisiana Public Facilities Authority, Tulane University Project
Series 2020A, Rev., 5.00%, 4/1/2025	60	70
Series 2016A, Rev., 5.00%, 12/15/2027	160	195
Series 2020A, Rev., 5.00%, 4/1/2032	150	195
Series 2020A, Rev., 5.00%, 4/1/2034	500	644
Louisiana State University, Agricultural and Mechanical College, Auxiliary Facilities System
Rev., 3.75%, 7/1/2036	75	80
State of Louisiana
Series 2012C, GO, 5.00%, 7/15/2022	15	16
Series 2019A, Rev., 5.00%, 9/1/2022	30	32
Series 2019A, GO, 5.00%, 3/1/2035	13,000	16,710
Series 2019A, GO, 5.00%, 3/1/2038	3,470	4,438

Total Louisiana		37,126

Maine — 0.1%
City of Portland
GO, 5.00%, 4/1/2024	25	28
Maine Health and Higher Educational Facilities Authority
Series 2020A, Rev., 5.00%, 7/1/2033	1,000	1,311
Series 2020A, Rev., 5.00%, 7/1/2034	1,000	1,305
Series 2020A, Rev., 5.00%, 7/1/2035	500	652
Series 2020A, Rev., 4.00%, 7/1/2036	950	1,136
Maine Health and Higher Educational Facilities Authority, John F Murphy Homes, Inc.
Series 2019B, Rev., 4.00%, 7/1/2036	25	29
Maine Municipal Bond Bank
Series C, Rev., 5.00%, 11/1/2034	660	816

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Maine Municipal Bond Bank, Transcap Program
Series 2015A, Rev., 5.00%, 9/1/2024	70	80
University of Maine System
Rev., AGM, 4.00%, 3/1/2027	100	112

Total Maine		5,469

Maryland — 4.2%
City of Baltimore, Consolidated Public Improvement
Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,538
City of Baltimore, Wastewater Projects
Series 2017A, Rev., 5.00%, 7/1/2041	13,845	16,946
County of Anne Arundel, Consolidated General Improvements
GO, 5.00%, 10/1/2026	6,285	7,759
GO, 5.00%, 10/1/2027	6,000	7,607
GO, 5.00%, 10/1/2034	3,360	4,097
GO, 5.00%, 10/1/2035	2,395	2,922
GO, 5.00%, 10/1/2037	3,400	4,143
County of Anne Arundel, Consolidated Water and Sewer
GO, 5.00%, 10/1/2026	2,260	2,790
GO, 5.00%, 10/1/2027	2,260	2,865
GO, 5.00%, 10/1/2034	1,875	2,286
GO, 5.00%, 10/1/2035	1,925	2,349
County of Baltimore, Consolidated Public Improvement
GO, 5.00%, 8/1/2026	1,400	1,660
GO, 5.00%, 3/1/2028	4,930	6,310
GO, 5.00%, 3/1/2029	5,540	7,049
GO, 5.00%, 3/1/2030	6,335	8,025
County of Baltimore, Metropolitan District
GO, 5.00%, 3/1/2027	4,830	6,028
GO, 5.00%, 3/1/2029	5,500	6,998
GO, 5.00%, 3/1/2030	5,665	7,177
GO, 5.00%, 3/1/2031	6,125	7,748
County of Baltimore, Metropolitan District, 2019 Crossover
GO, 5.00%, 11/1/2024	25	29
County of Howard, Consolidated Public Improvement
Series 2018A, GO, 5.00%, 2/15/2027	5,435	6,775
Series A, GO, 5.00%, 2/15/2029	6,605	8,404
Series D, GO, 5.00%, 2/15/2030	4,780	6,056
Series 2017D, GO, 4.00%, 2/15/2032	40	48
County of Montgomery, Consolidated Public Improvement
Series 2017C, GO, 5.00%, 10/1/2026	5,000	6,173
Series A, GO, 5.00%, 11/1/2026	4,150	5,135
County of Montgomery, Department of Liquor Control
Series 2019A, Rev., 5.00%, 4/1/2027	75	94
County of Prince George’s, Consolidated Public Improvement
Series 2018A, GO, 5.00%, 7/15/2029	10	13
Maryland Economic Development Corp., Port Covington Project
Rev., 4.00%, 9/1/2040	875	1,017
Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue
Rev., 3.25%, 7/1/2039	175	192
Rev., 4.00%, 7/1/2040	215	254
Rev., 4.00%, 7/1/2045	800	933
Rev., 4.00%, 7/1/2050	1,295	1,496
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,122
Rev., 4.00%, 7/1/2036	1,000	1,120
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue
Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,475
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 5.00%, 6/1/2029	150	188
Rev., 5.00%, 6/1/2031	175	226
Rev., 5.00%, 6/1/2033	200	257
Rev., 4.00%, 6/1/2034	350	411
Rev., 4.00%, 6/1/2035	475	555
Rev., 4.00%, 6/1/2037	445	517
Rev., 4.00%, 6/1/2039	465	538
Rev., 4.00%, 6/1/2040	250	288
State of Maryland Department of Transportation
Rev., 5.00%, 10/1/2027	2,000	2,456
State of Maryland, State and Local Facilities Loan of 2017
Series 2017A, GO, 5.00%, 3/15/2024	40	45
Series A, GO, 5.00%, 3/15/2028	5,280	6,560
Series A, GO, 4.00%, 3/15/2030	22,225	26,077
Series A, GO, 5.00%, 3/15/2031	1,920	2,370

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of Maryland, State and Local Facilities Loan of 2018
Series 2018B, GO, 5.00%, 8/1/2026	25	31
Series A, GO, 5.00%, 3/15/2029	4,225	5,383
Washington Suburban Sanitary District, Consolidated Public Improvement
Rev., GTD, 4.00%, 6/1/2025	40	45
Rev., GTD, 5.00%, 6/1/2030	25	33

Total Maryland		193,613

Massachusetts — 3.3%
City of Westfield, Municipal Purpose Loan
GO, 5.00%, 10/15/2022	25	26
GO, 5.00%, 3/1/2024	20	23
City of Woburn
GO, 5.00%, 7/15/2027	45	57
Commonwealth of Massachusetts
Series B, GO, 5.25%, 8/1/2021	20	20
Series B, GO, 5.25%, 8/1/2023	10,000	11,094
Series 2006B, GO, AGM, 5.25%, 9/1/2023	15	17
Series 2016A, GO, 5.00%, 7/1/2026	45	55
Series 2018B, GO, 5.00%, 7/1/2026	45	55
Series 2019A, GO, 5.00%, 1/1/2027	25	31
Series 2017D, GO, 5.00%, 7/1/2027	45	57
Series A, GO, 5.00%, 7/1/2027	25	31
Series A, GO, 5.00%, 7/1/2036	3,535	4,152
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program
Series 2013A, Rev., GAN, 5.00%, 6/15/2022(c)	20	21
Commonwealth of Massachusetts Transportation Fund
Series 2016A, Rev., 5.00%, 6/1/2027	15	18
Commonwealth of Massachusetts, Consolidated Loan
Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,995
Commonwealth of Massachusetts, Consolidated Loan of 2014
Series 7, GO, 5.00%, 7/1/2024	40	46
Commonwealth of Massachusetts, Consolidated Loan of 2015
Series 2015D, GO, 4.00%, 9/1/2029	9,460	10,782
Commonwealth of Massachusetts, Consolidated Loan of 2016
Series A, GO, 5.00%, 3/1/2031	2,250	2,531
Series A, GO, 5.00%, 3/1/2032	1,000	1,124
Series J, GO, 4.00%, 12/1/2039	13,125	15,195
Commonwealth of Massachusetts, Consolidated Loan of 2017
Series A, GO, 5.00%, 4/1/2032	9,145	11,333
Series 2017A, GO, 5.00%, 4/1/2033	10,000	12,402
Series 2017D, GO, 5.00%, 2/1/2036	40	49
Commonwealth of Massachusetts, Consolidated Loan of 2018
Series 2018B, GO, 5.00%, 1/1/2027	10,000	12,416
Series 2018A, GO, 5.00%, 1/1/2040	35	44
Commonwealth of Massachusetts, Consolidated Loan of 2020
Series 2020A, GO, 5.00%, 3/1/2023	20	22
Essex North Shore Agricultural and Technical School District, State Qualified School Bonds
GO, 4.00%, 6/1/2043	35	39
Massachusetts Bay Transportation Authority
Series A, Rev., 5.25%, 7/1/2025	2,250	2,694
Series A, Rev., 5.25%, 7/1/2027	10,530	13,449
Massachusetts Bay Transportation Authority, Sales Tax
Series 2014A, Rev., 5.00%, 7/1/2023	25	28
Series 2004A, Rev., 5.50%, 7/1/2024	25	29
Series B, Rev., NATL-RE, 5.50%, 7/1/2026	5	6
Series 2015A, Rev., 5.00%, 7/1/2027	25	30
Series 2017A-2, Rev., 5.00%, 7/1/2027	25	31
Series 2005A, Rev., 5.00%, 7/1/2028	25	32
Series A, Rev., 5.25%, 7/1/2029	5,000	6,678
Series A, Rev., 5.00%, 7/1/2031	1,255	1,722
Series A-1, Rev., 5.25%, 7/1/2033	5,000	7,245

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Massachusetts Clean Water Trust (The), Revolving Funds
Series 21, Rev., 5.00%, 8/1/2031	110	140
Series 22, Rev., 5.00%, 8/1/2033	25	33
Massachusetts Development Finance Agency, Mass General Brigham Issue
Series 2020A-2, Rev., 5.00%, 7/1/2029	75	99
Massachusetts Development Finance Agency, Milford Regional Medical Center
Series G, Rev., 5.00%, 7/15/2023(d)	120	129
Series G, Rev., 5.00%, 7/15/2024(d)	130	144
Series G, Rev., 5.00%, 7/15/2025(d)	120	136
Series G, Rev., 5.00%, 7/15/2027(d)	320	379
Series G, Rev., 5.00%, 7/15/2029(d)	600	729
Series G, Rev., 5.00%, 7/15/2031(d)	675	826
Series G, Rev., 5.00%, 7/15/2032(d)	400	487
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2017S-1, Rev., 5.00%, 7/1/2021	25	25
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2029	440	567
Rev., 5.00%, 7/1/2030	720	922
Rev., 5.00%, 7/1/2031	620	788
Rev., 5.00%, 7/1/2032	770	976
Rev., 5.00%, 7/1/2033	800	1,011
Rev., 5.00%, 7/1/2034	550	693
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2028	1,165	1,474
Series 2020C, Rev., AGM, 5.00%, 10/1/2029	665	857
Series 2020C, Rev., AGM, 5.00%, 10/1/2030	675	885
Series 2020C, Rev., AGM, 5.00%, 10/1/2031	635	831
Series 2020C, Rev., AGM, 5.00%, 10/1/2033	1,290	1,677
Series 2020C, Rev., AGM, 5.00%, 10/1/2034	1,175	1,523
Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,770	1,879
Massachusetts Health and Educational Facilities Authority, Institute of Technology
Series M, Rev., 5.25%, 7/1/2025	4,070	4,876
Massachusetts School Building Authority, Senior Dedicated Sales Tax
Series 2015B, Rev., 5.00%, 1/15/2025	40	47
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured
Series A, Rev., 5.00%, 1/1/2028	3,765	4,799
Series 2019C, Rev., 5.00%, 1/1/2035	40	51
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2023	20	22
Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,596
Series C, Rev., 5.00%, 8/1/2030	55	69
Series B, Rev., AGM, 5.25%, 8/1/2036	20	31
Town of Longmeadow
GO, 5.00%, 6/1/2025	25	30
Town of Middleborough, Municipal Purpose Loan
GO, 4.00%, 10/1/2023	25	27
Town of South Hadley, Municipal Purpose Loan
Series 2017A, GO, 4.00%, 6/15/2022	40	42
Town of Southwick, Municipal Purpose Loan
GO, 5.00%, 12/15/2028	25	32
Town of Stoughton, Municipal Purpose Loan
GO, 5.00%, 10/15/2022	35	37
GO, 4.00%, 10/15/2038	50	59
University of Massachusetts Building Authority Project
Series 2019-1, Rev., 5.00%, 5/1/2035	105	135

Total Massachusetts		150,642

Michigan — 1.2%
Bath Community Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2025	100	113
Bendle Public School District, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2035	40	45

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cadillac Area Public Schools, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2041	45	57
Caledonia Community Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2044	70	75
Charter Township of Meridian, Unlimited Tax
GO, 5.00%, 10/1/2023	30	33
City of Grand Rapids, Sanitary Sewer System
Series A, Rev., AGM-CR, BHAC-CR, FGIC, 5.50%, 1/1/2022	1,115	1,150
Rev., 5.00%, 1/1/2026	25	30
Rev., 5.00%, 1/1/2027	400	481
Rev., 5.00%, 1/1/2028	325	390
Rev., 5.00%, 1/1/2029	350	419
Rev., 5.00%, 1/1/2032	750	894
Rev., 5.00%, 1/1/2033	1,400	1,667
Rev., 5.00%, 1/1/2036	185	239
Rev., 4.00%, 1/1/2037	500	599
Rev., 5.00%, 1/1/2038	35	43
City of Troy, Limited Tax
GO, 5.25%, 11/1/2021(c)	1,005	1,026
County of Genesee, Water Supply System
GO, 5.00%, 2/1/2024	90	101
Dansville Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2039	25	28
Forest Hills Public Schools, Unlimited Tax
GO, 5.00%, 5/1/2023	20	22
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project
Rev., 4.00%, 5/15/2027	2,645	2,970
Rev., 5.00%, 5/15/2037	4,575	5,259
Grand Rapids Public Schools
GO, AGM, 5.00%, 11/1/2030	1,350	1,754
GO, AGM, 5.00%, 11/1/2032	1,500	1,936
GO, AGM, 5.00%, 11/1/2034	1,045	1,343
GO, AGM, 5.00%, 11/1/2035	1,500	1,924
Grosse Pointe Public School System
GO, 5.00%, 5/1/2035	45	58
Hartford Public Schools
GO, Q-SBLF, 4.00%, 5/1/2037	35	39
Holland School District
GO, AGM, 4.00%, 5/1/2035	25	27
Holt Public Schools
GO, Q-SBLF, 5.00%, 5/1/2028	45	58
Hudsonville Public Schools
Series 2020-I, GO, Q-SBLF, 5.00%, 5/1/2031	25	33
Huron School District, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2044	35	44
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project
Rev., 2.63%, 5/15/2025	1,150	1,154
Rev., 2.88%, 5/15/2026	1,545	1,560
Lakeview School District, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2022	90	94
Lansing Board of Water and Light, Utility System
Series A, Rev., 5.50%, 7/1/2021(c)	1,000	1,004
Lansing Community College, Building and Site
GO, 5.00%, 5/1/2029	60	76
GO, 5.00%, 5/1/2030	600	755
GO, 5.00%, 5/1/2032	635	796
Lapeer Community Schools
GO, Q-SBLF, 5.00%, 5/1/2024	15	17
Lawrence Public Schools
GO, Q-SBLF, 4.00%, 5/1/2026	30	34
Macomb Interceptor Drain Drainage District, Limited Tax
GO, GTD, 5.00%, 5/1/2028	85	108
Michigan Finance Authority, Henry Ford Health System
Rev., 5.00%, 11/15/2023	510	569
Rev., 4.00%, 11/15/2035	1,900	2,159
Michigan Finance Authority, Kettering University Project
Rev., 4.00%, 9/1/2045	500	570
Michigan Finance Authority, Local Government Loan Program
Series 2014D-4, Rev., 5.00%, 7/1/2034	50	57
Michigan Finance Authority, Trinity Health Credit Group
Rev., 5.00%, 12/1/2021(c)	1,000	1,025
Series 2017MI, Rev., 5.00%, 12/1/2027	50	63
Series 2017A-MI, Rev., 5.00%, 12/1/2029	125	157
Series 2017A-MI, Rev., 5.00%, 12/1/2035	130	161
Series 2016MI, Rev., 5.25%, 12/1/2041	475	570

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Michigan State Hospital Finance Authority, Ascension Health Credit Group
Series B-4, Rev., 5.00%, 11/15/2027	50	59
Michigan Strategic Fund, Community Colleges Skilled Trades Equipment Program
Rev., 5.00%, 3/1/2025	315	366
Michigan Strategic Fund, Holland Home Obligated Group
Rev., 4.00%, 11/15/2022	185	191
Rev., 4.00%, 11/15/2023	185	195
Rev., 4.00%, 11/15/2024	585	629
Rev., 5.00%, 11/15/2029	1,700	1,998
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project
Rev., 5.00%, 5/15/2037	2,360	2,713
North Branch Area Schools, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2023	20	22
Novi Community School District, School Building and Site, Unlimited Tax
Series 2020-I, GO, 5.00%, 5/1/2030	30	40
Ottawa County Board of County Road Commissioners, Michigan Transportation Fund Notes
Rev., 5.00%, 8/1/2025	25	30
Plymouth-Canton Community School District
Series 2015B, GO, AGM, 4.00%, 5/1/2035	50	57
Roseville Community Schools, School Building and Site, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2028	25	32
South Lyon Community Schools, School Building and Site
GO, 4.00%, 5/1/2038	25	28
State of Michigan, Environmental Program
Series 2016A, GO, 5.00%, 12/1/2023	20	22
Series A, GO, 5.00%, 12/1/2028	4,300	4,979
State of Michigan, Trunk Line Fund
Rev., 5.00%, 11/15/2025	1,150	1,175
Rev., 5.00%, 11/15/2026	610	623
Rev., 5.00%, 11/15/2027	1,035	1,058
Rev., 5.00%, 11/15/2030	2,185	2,233
University of Michigan
Rev., 5.00%, 4/1/2028	25	30
Series 2019A, Rev., 5.00%, 4/1/2029	25	33
Rev., 5.00%, 4/1/2031	15	18
Rev., 5.00%, 4/1/2033	2,190	2,613
Utica Community Schools, School Building and Site Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2028	25	32
Warren Consolidated Schools, School Building and Site, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2034	25	30
Waterford School District
GO, Q-SBLF, 4.00%, 5/1/2032	40	46

Total Michigan		53,038

Minnesota — 0.4%
Circle Pines Independent School District No. 12
Series 2015A, GO, Zero Coupon, 2/1/2023	800	796
City of Brainerd
Series 2016A, GO, 5.00%, 10/1/2024	10	12
City of Brooklyn Park
Series 2018A, GO, 5.00%, 2/1/2026	1,005	1,211
City of Hastings
Series 2019A, GO, 5.00%, 2/1/2030	70	88
City of Minneapolis, Health Care System, Fairview Health Services
Series A, Rev., 4.00%, 11/15/2037	6,230	7,121
Series A, Rev., 4.00%, 11/15/2038	750	856
Series 2018A, Rev., 4.00%, 11/15/2048	2,000	2,245
Series A, Rev., 5.00%, 11/15/2049	1,000	1,206
City of New Hope, Capital Improvement Plan
Series 2017A, GO, 5.00%, 2/1/2026	10	12
City of Savage
Series 2019A, GO, 4.00%, 2/1/2029	25	29
City of St. Paul Minnesota, Housing and Redevelopment Authority, Hmong College Prep Academy Project
Rev., 5.00%, 9/1/2040	610	737
City of Woodbury, Charter School Lease
Rev., 3.00%, 12/1/2030	250	257
Series 2021A, Rev., 4.00%, 7/1/2031	355	400
Rev., 4.00%, 12/1/2040	200	213
Series 2021A, Rev., 4.00%, 7/1/2041	445	489

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Clearbrook-Gonvick Independent School District No. 2311, School Building
Series 2019A, GO, 5.00%, 2/1/2024	120	135
County of Douglas, Law Enforcement Center
Series 2019B, GO, 5.00%, 2/1/2028	5	6
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2023	190	203
Series 2019B, COP, 5.00%, 2/1/2024	215	240
Series 2019B, COP, 5.00%, 2/1/2025	190	218
Series 2019B, COP, 5.00%, 2/1/2026	200	236
Series 2019B, COP, 5.00%, 2/1/2027	185	224
Series 2019B, COP, 5.00%, 2/1/2028	175	217
Hutchinson Independent School District No. 423
Series 2016A, GO, 5.00%, 2/1/2026	10	12
Itasca County Independent School District No. 318, School Building, Minnesota School District Credit Enhancement Program
Series 2018A, GO, 5.00%, 2/1/2030	1,400	1,705
Lakeville Independent School District No. 194, Public Schools
Series 2020B, COP, 4.00%, 4/1/2026	140	162
Mahnomen Independent School District No. 432
Series A, GO, 2.00%, 2/1/2029	25	26
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2019C, Rev., 5.00%, 1/1/2026	100	119
Series A, Rev., 5.00%, 1/1/2026	25	30
Series A, Rev., 5.00%, 1/1/2027	85	105
Series A, Rev., 5.00%, 1/1/2032	35	43
Series 2019A, Rev., 5.00%, 1/1/2034	50	64
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 5.00%, 3/1/2027	725	896
Minnesota Municipal Power Agency
Series 2014A, Rev., 5.00%, 10/1/2024	10	12
State of Minnesota, Trunk Highway
Series B, GO, 5.00%, 8/1/2021	25	25
State of Minnesota, Various Purpose
Series 2017A, GO, 5.00%, 10/1/2029	65	82
Series 2019A, GO, 5.00%, 8/1/2035	30	39

Total Minnesota		20,471

Mississippi — 1.1%
City of Tupelo
GO, 4.00%, 12/1/2024	165	186
GO, 4.00%, 12/1/2025	150	173
GO, 4.00%, 12/1/2027	475	573
GO, 4.00%, 12/1/2030	545	664
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project
Rev., 5.00%, 8/1/2025	35	41
Mississippi Development Bank, Marshall County Industrial Development Authority
Series 2015A, Rev., 5.00%, 1/1/2026	35	40
Mississippi Development Bank, Northwest Mississippi Community College Improvement Project
Rev., 4.00%, 3/1/2033	205	243
Rev., 4.00%, 3/1/2034	230	272
Rev., 4.00%, 3/1/2036	500	589
Rev., 4.00%, 3/1/2037	730	859
Mississippi Development Bank, Public Improvement
Rev., 4.00%, 3/1/2025	100	112
Mississippi Development Bank, Rankin County Bond Project
Rev., 5.00%, 3/1/2023	30	33
Mississippi Development Bank, Rankin County School District Project
Rev., 3.50%, 6/1/2042	450	490
Mississippi Development Bank, Rankin County, Mississippi General Obligation Bond Project
Rev., 5.00%, 8/1/2034	350	451
Mississippi State University Educational Building Corp., University Facilities Refinancing
Series 2017A, Rev., 5.00%, 8/1/2028	25	31
Oxford School District
GO, 4.00%, 5/1/2022	10	10
State of Mississippi
Series A, GO, 5.00%, 11/1/2030	1,250	1,526

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, GO, 5.00%, 11/1/2031	2,750	3,360
Series 2019B, GO, 5.00%, 10/1/2033	30	39
Series A, GO, 5.00%, 11/1/2034	7,595	9,276
Series A, GO, 4.00%, 11/1/2036	5,030	5,786
Series A, GO, 4.00%, 11/1/2038	21,155	24,349
State of Mississippi, Gaming Tax
Series 2019A, Rev., 5.00%, 10/15/2025	1,005	1,182
Series 2019A, Rev., 5.00%, 10/15/2026	1,500	1,805

Total Mississippi		52,090

Missouri — 1.6%
City of Gladstone
Series A, COP, 3.00%, 12/1/2025	5	5
City of Kansas City, Downtown Arena Project
Series E, Rev., 5.00%, 4/1/2028	90	105
Columbia School District
GO, 4.00%, 3/1/2030	1,595	1,865
County of Jackson, Special Obligation
Rev., 4.00%, 12/1/2023	25	27
Fort Zumwalt School District, Missouri Direct Deposit Program
GO, 5.00%, 3/1/2036	40	49
Health and Educational Facilities Authority of the State of Missouri, Coxhealth and Obligated Group
Series 2019A, Rev., 5.00%, 11/15/2032	135	173
Series 2019A, Rev., 5.00%, 11/15/2038	250	314
Health and Educational Facilities Authority of the State of Missouri, Kansas City Art Institute
Rev., 5.00%, 9/1/2030	210	256
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	624
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,118
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2027	100	125
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care
Series 2014A, Rev., 4.00%, 6/1/2023	100	107
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc.
Rev., 5.00%, 11/15/2034	1,000	1,304
Rev., 5.00%, 11/15/2035	1,350	1,756
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2022	540	565
Rev., 5.00%, 9/1/2024	300	334
Rev., 5.00%, 9/1/2025	315	359
Rev., 5.00%, 9/1/2026	620	721
Rev., 5.00%, 9/1/2029	1,420	1,726
Jefferson City School District, Missouri Direct Deposit Program
GO, 5.00%, 3/1/2025	35	41
Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project
Series 2019B, Rev., AMT, 5.00%, 3/1/2032	1,250	1,577
Series 2019B, Rev., AMT, 5.00%, 3/1/2033	2,250	2,831
Series 2019C, Rev., 5.00%, 3/1/2033	2,485	3,167
Metropolitan St. Louis Sewer District, Wastewater System Improvement
Series 2017A, Rev., 5.00%, 5/1/2029	6,765	8,443
Series 2015B, Rev., 5.00%, 5/1/2031	530	620
Series B, Rev., 5.00%, 5/1/2032	1,900	2,223
Series B, Rev., 5.00%, 5/1/2033	4,430	5,179
Series B, Rev., 5.00%, 5/1/2034	2,000	2,335
Series B, Rev., 5.00%, 5/1/2035	2,125	2,477
Missouri Highway and Transportation Commission, First Lien
Series A, Rev., 5.00%, 5/1/2026	25,750	31,289
Missouri State Board of Public Buildings
Series 2018A, Rev., 5.00%, 4/1/2027	25	30
Pattonville-Bridgeton Terrace Fire Protection District
GO, 4.00%, 11/1/2025	25	29
St. Charles County Public Water Supply District No. 2
COP, 5.00%, 12/1/2026	15	18

Total Missouri		71,792

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Montana — 0.6%
City of Missoula, Water System
Series 2019A, Rev., 5.00%, 7/1/2026	300	365
Series 2019A, Rev., 5.00%, 7/1/2027	535	668
Series 2019A, Rev., 5.00%, 7/1/2028	480	614
Series 2019A, Rev., 5.00%, 7/1/2029	1,000	1,274
Series 2019A, Rev., 5.00%, 7/1/2030	690	873
Series 2019A, Rev., 5.00%, 7/1/2031	870	1,100
Series 2019A, Rev., 5.00%, 7/1/2032	720	909
Series 2019A, Rev., 5.00%, 7/1/2033	565	712
Series 2019A, Rev., 5.00%, 7/1/2034	545	685
Series 2019A, Rev., 5.00%, 7/1/2035	550	690
Series 2019A, Rev., 5.00%, 7/1/2036	800	1,002
Series 2019A, Rev., 5.00%, 7/1/2038	850	1,060
Series 2019A, Rev., 5.00%, 7/1/2039	840	1,045
Series 2019A, Rev., 4.00%, 7/1/2044	3,500	4,088
Gallatin County School District No. 44 Belgrade, School Building
GO, 5.00%, 6/1/2027	205	255
GO, 5.00%, 6/1/2028	250	317
GO, 4.00%, 6/1/2029	290	352
GO, 4.00%, 6/1/2030	230	276
GO, 4.00%, 6/1/2031	370	442
GO, 4.00%, 6/1/2032	255	303
GO, 4.00%, 6/1/2033	155	183
GO, 4.00%, 6/1/2034	175	206
GO, 4.00%, 6/1/2035	270	317
GO, 4.00%, 6/1/2036	300	351
GO, 4.00%, 6/1/2037	410	478
GO, 4.00%, 6/1/2038	375	436
GO, 4.00%, 6/1/2039	385	447
Montana Facility Finance Authority, SCL Health System
Series A, Rev., 4.00%, 1/1/2035	4,000	4,810
Series A, Rev., 4.00%, 1/1/2036	3,000	3,600
Series A, Rev., 4.00%, 1/1/2038	960	1,146
Montana State Board of Regents, University of Montana
Series 2019B, Rev., 5.00%, 11/15/2028	55	70

Total Montana		29,074

Nebraska — 1.4%
Central Plains Energy Project, Gas Project No. 3
Rev., 5.25%, 9/1/2022	100	106
Series 2017A, Rev., 5.00%, 9/1/2042	1,500	2,220
Central Plains Energy Project, Gas Project No. 4
Series 2018A, Rev., 5.00%, 1/1/2024(b)	9,000	9,978
City of Columbus, Combined Utilities System
Rev., 5.00%, 6/15/2027	145	180
City of Lincoln
Rev., 5.00%, 8/15/2028	105	136
City of Lincoln, Electric System
Series 2020A, Rev., 5.00%, 9/1/2025	40	47
Series 2020A, Rev., 5.00%, 9/1/2033	30	40
City of Omaha, Sanitary Sewerage System
Rev., 5.00%, 11/15/2031	1,825	2,107
City of Omaha, Various Purpose
GO, 4.00%, 4/15/2034	75	90
County of Cherry, Limited Tax
GO, 3.00%, 12/15/2023	15	16
Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group
Series 2020A, Rev., 5.00%, 11/15/2024	100	115
Series 2020A, Rev., 5.00%, 11/15/2025	175	208
Series 2020A, Rev., 5.00%, 11/15/2026	400	489
Series 2020A, Rev., 5.00%, 11/15/2027	400	502
Series 2020A, Rev., 5.00%, 11/15/2028	500	639
Series 2020A, Rev., 5.00%, 11/15/2029	285	370
Series 2020A, Rev., 5.00%, 11/15/2030	225	296
Series 2020A, Rev., 5.00%, 11/15/2031	275	359
Series 2020A, Rev., 5.00%, 11/15/2033	625	812
Series 2020A, Rev., 5.00%, 11/15/2034	600	777
Series 2020A, Rev., 4.00%, 11/15/2035	550	663
Series 2020A, Rev., 4.00%, 11/15/2036	425	511
Series 2020A, Rev., 4.00%, 11/15/2037	525	629

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020A, Rev., 4.00%, 11/15/2038	600	717
Series 2020A, Rev., 4.00%, 11/15/2039	600	715
Douglas County Hospital Authority No. 2, Health Facilities
Rev., 5.00%, 5/15/2023	75	82
Rev., 5.00%, 5/15/2031	25	30
Douglas County School District, Elkhorn Public Schools
GO, 5.00%, 12/15/2025	160	193
GO, 5.00%, 12/15/2026	400	497
GO, 5.00%, 12/15/2027	175	223
GO, 5.00%, 12/15/2028	180	234
GO, 5.00%, 12/15/2029	250	331
GO, 5.00%, 12/15/2030	450	598
GO, 5.00%, 12/15/2031	325	429
GO, 4.00%, 12/15/2032	165	201
GO, 4.00%, 12/15/2033	185	225
GO, 4.00%, 12/15/2034	350	425
GO, 4.00%, 12/15/2035	350	422
Douglas County, Omaha School District No. 001
GO, 4.00%, 12/15/2041	10,000	11,646
GO, 4.00%, 12/15/2042	10,000	11,623
Lancaster County School District No.1, Lincoln Public Schools
GO, 5.00%, 1/15/2026	1,675	2,016
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2033	150	169
Series 2019A, Rev., 4.00%, 1/1/2035	1,000	1,123
Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,402
Series 2019A, Rev., 4.00%, 1/1/2038	1,300	1,453
Omaha Public Facilities Corp., Omaha Baseball Stadium Project
Series 2016A, Rev., 5.00%, 6/1/2023	25	27
Omaha Public Power District, Electric System
Series 2019A, Rev., 5.00%, 2/1/2031	35	45
Series 2017A, Rev., 5.00%, 2/1/2035	1,250	1,560
Series A, Rev., 5.00%, 2/1/2036	1,750	2,182
Series A, Rev., 5.00%, 2/1/2037	2,000	2,490
Public Power Generation Agency, Whelan Energy Center Unit 2
Series A, Rev., 5.00%, 1/1/2034	500	601

Total Nebraska		62,949

Nevada — 0.7%
Clark County School District, Limited Tax
Series A, GO, 5.00%, 6/15/2026	2,080	2,523
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport
Series 2019A, Rev., 5.00%, 7/1/2026	110	134
County of Clark, Flood Control Crossover, Limited Tax
GO, 5.00%, 11/1/2024	200	231
County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax
Series 2015A, GO, 4.00%, 7/1/2033	75	85
County of Clark, Limited Tax
Series B, GO, 5.00%, 11/1/2027	15,030	18,510
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility
Series 2017B, Rev., AMT, 5.00%, 7/1/2024	200	228
Series 2015C, Rev., 5.00%, 7/1/2027	195	245
County of Clark, Stadium Improvement, Limited Tax
Series A, GO, 5.00%, 6/1/2026	1,985	2,417
Series A, GO, 5.00%, 6/1/2027	1,225	1,535
Series A, GO, 5.00%, 6/1/2028	1,165	1,492
Series A, GO, 5.00%, 6/1/2030	4,030	5,104
County of Clark, Transportation Improvement, Limited Tax
Series 2018B, GO, 5.00%, 12/1/2024	40	46
County of Washoe, Fuel Tax
Rev., 5.00%, 2/1/2036	80	101
Rev., 5.00%, 2/1/2042	150	186
Las Vegas Valley Water District
Series C, GO, 5.00%, 9/15/2023	30	33
Series B, GO, 5.00%, 12/1/2023	45	50
Series 2019A, GO, 5.00%, 6/1/2030	40	53

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax
Rev., 5.00%, 12/1/2031	25	31
State of Nevada, Limited Tax
Series 2015D, GO, 5.00%, 4/1/2023	25	27
Washoe County School District, Limited Tax, School Improvement
Series 2020A, GO, 4.00%, 10/1/2035	45	54

Total Nevada		33,085

New Hampshire — 0.0%(e)
New Hampshire Municipal Bond Bank
Series 2017B, Rev., 5.00%, 8/15/2023	20	22

New Jersey — 4.3%
Atlantic City Board of Education
GO, AGM, 4.00%, 4/1/2023	50	53
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2032	100	133
Series 2021A, Rev., AGM, 5.00%, 7/1/2033	190	250
Series 2021A, Rev., AGM, 5.00%, 7/1/2034	60	79
Series 2021A, Rev., AGM, 5.00%, 7/1/2035	75	99
Bergen County Improvement Authority (The), Guaranteed Governmental Loan
Rev., GTD, 5.00%, 8/15/2034	50	64
Borough of South Bound Brook, General Improvement
GO, 3.00%, 8/15/2021	25	25
Burlington County Bridge Commission, Governmental Leasing Program
Rev., 5.00%, 4/15/2030	950	1,200
City of Jersey City, General Improvement
Series 2017A, GO, 5.00%, 11/1/2026	85	104
County of Middlesex, Redevelopment General Improvement
GO, 4.00%, 1/15/2024	25	27
County of Ocean, General Improvement
GO, 4.00%, 9/1/2023	75	81
Freehold Township Board of Education
GO, 4.00%, 7/15/2025	85	96
Monmouth County Improvement Authority (The), Governmental Pooled Loan Project
Rev., GTD, 5.00%, 12/1/2021	20	20
Rev., GTD, 4.00%, 12/1/2024	35	40
Series 2019A, Rev., 4.00%, 8/1/2035	25	30
Monroe Township Commissioners Fire District No. 3
GO, 5.00%, 10/15/2022	25	27
New Jersey Economic Development Authority, Motor Vehicle Surcharge
Series 2017A, Rev., 4.00%, 7/1/2034	200	224
New Jersey Economic Development Authority, School Facilities Construction
Series XX, Rev., 5.00%, 6/15/2021	9,500	9,516
Series LLL, Rev., 5.00%, 6/15/2028	2,750	3,456
Series LLL, Rev., 5.00%, 6/15/2029	1,970	2,512
Rev., 5.00%, 6/15/2033	300	387
Rev., 4.00%, 6/15/2034	500	593
Series 2019-LLL, Rev., 5.00%, 6/15/2034	1,000	1,264
Rev., 4.00%, 6/15/2035	400	473
Rev., 4.00%, 6/15/2036	575	678
Rev., 4.00%, 6/15/2037	640	752
Series EEE, Rev., 5.00%, 6/15/2043	2,000	2,451
New Jersey Economic Development Authority, Transit Transportation Project
Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,734
Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,751
New Jersey Educational Facilities Authority, Princeton University
Series 2017 I, Rev., 5.00%, 7/1/2031	40	50
New Jersey Educational Facilities Authority, Stevens Institute of Technology
Series 2020A, Rev., 5.00%, 7/1/2032	420	538
Series 2020A, Rev., 5.00%, 7/1/2033	330	421
Series 2020A, Rev., 5.00%, 7/1/2034	265	337
Series 2020A, Rev., 5.00%, 7/1/2035	570	724
Series 2020A, Rev., 5.00%, 7/1/2036	1,095	1,389
New Jersey Transportation Trust Fund Authority
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,507

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020AA, Rev., 4.00%, 6/15/2035	870	1,030
Series 2020AA, Rev., 4.00%, 6/15/2036	2,000	2,361
Series 2020AA, Rev., 4.00%, 6/15/2037	3,000	3,532
Series 2020AA, Rev., 4.00%, 6/15/2038	1,000	1,174
Series 2020AA, Rev., 4.00%, 6/15/2045	5,000	5,738
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2024	10,880	12,358
Series A, Rev., 5.00%, 6/15/2029	10,000	11,898
Series 2018A, Rev., 5.00%, 6/15/2030	6,850	8,110
Series A, Rev., 5.00%, 6/15/2031	5,000	5,904
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2013AA, Rev., 5.00%, 6/15/2036	5,000	5,408
New Jersey Transportation Trust Fund Authority, Transportation System
Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,000	5,383
Series 2012A, Rev., 5.00%, 6/15/2042	500	524
Passaic Valley Water Commission, Water Supply System
Rev., AGM, 5.00%, 12/15/2021	25	26
Rutgers The State University of New Jersey
Series 2016M, Rev., 5.00%, 5/1/2030	100	120
State of New Jersey, COVID-19 Emergency Bonds
GO, 4.00%, 6/1/2031	19,000	23,812
GO, 4.00%, 6/1/2032	38,140	48,528
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2023	3,000	3,282
Series A, Rev., 5.00%, 6/1/2024	3,645	4,145
Series A, Rev., 5.00%, 6/1/2025	3,500	4,118
Series A, Rev., 5.00%, 6/1/2026	3,500	4,248
Series A, Rev., 5.00%, 6/1/2028	3,000	3,830
Series A, Rev., 5.00%, 6/1/2029	4,500	5,695
Series A, Rev., 4.00%, 6/1/2037	1,000	1,161
Township of Harrison
GO, 4.00%, 8/1/2023	25	27
Township of Hazlet
GO, 4.00%, 8/1/2023	25	27
Township of Montclair, General Improvement
Series 2017A, GO, 4.00%, 3/1/2024	35	39
Township of Moorestown, General Improvement and Water Sewer Utility
GO, 5.00%, 2/1/2028	30	38
Township of Mount Laurel
GO, 4.00%, 4/15/2023	25	27

Total New Jersey		198,628

New Mexico — 0.2%
Albuquerque Municipal School District No. 12, School Building
GO, 5.00%, 8/1/2030	800	1,014
GO, 5.00%, 8/1/2031	850	1,077
GO, 5.00%, 8/1/2032	1,050	1,327
GO, 5.00%, 8/1/2033	1,385	1,747
GO, 5.00%, 8/1/2035	1,980	2,488
Central New Mexico Community College, Limited Tax
GO, 5.00%, 8/15/2022	40	42
City of Santa Fe, Senior Lien, Gross Receipts Tax Improvement
Series 2018A, Rev., 5.00%, 6/1/2021	60	60
Series 2018A, Rev., 5.00%, 6/1/2032	30	38
City of Santa Fe, Wastewater Utility System
Rev., 5.00%, 6/1/2024	45	51
City of Santa Fe, Water Utility System
Rev., 4.00%, 6/1/2031	50	58
County of Bernalillo
Series B, Rev., NATL-RE-IBC, 5.70%, 4/1/2027	960	1,130
New Mexico Finance Authority, State Transportation, Senior Lien
Series 2010-B, Rev., 5.00%, 6/15/2021	75	75
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt
Series 2019C-1, Rev., 5.00%, 6/15/2029	100	131
Series 2019C-1, Rev., 4.00%, 6/15/2035	25	30
Santa Fe Public School District
GO, 5.00%, 8/1/2021	45	46
State of New Mexico, Severance Tax Permanent Fund
Series 2017A, Rev., 5.00%, 7/1/2024	180	206

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
University of New Mexico (The), Subordinate Lien System Improvement
Series 2014C, Rev., 5.00%, 6/1/2024(c)	50	57

Total New Mexico		9,577

New York — 12.1%
Battery Park City Authority, Tax-Exempt
Series 2013A, Rev., 5.00%, 11/1/2021	35	36
Bedford Central School District, Boces Project
GO, 4.00%, 7/1/2032	45	56
Buffalo and Erie County Industrial Land Development Corp., D’youville College Project
Rev., 4.00%, 11/1/2035	515	608
Rev., 4.00%, 11/1/2040	1,035	1,206
City of New York, Fiscal Year 2006
Series H, Subseries 2006H-A, GO, 4.00%, 1/1/2023	20	21
City of New York, Fiscal Year 2013
Series 2013J, GO, 5.00%, 8/1/2022	95	100
Series 2013J, GO, 5.00%, 8/1/2023	55	61
City of New York, Fiscal Year 2014
Series G, GO, 5.00%, 8/1/2025	9,520	10,675
City of New York, Fiscal Year 2015
Series 1, GO, 5.00%, 8/1/2023	20	22
City of New York, Fiscal Year 2016
Series A, GO, 5.00%, 8/1/2023	20	22
Series C, GO, 5.00%, 8/1/2023	50	55
Series E, GO, 5.00%, 8/1/2023	75	83
Series C, GO, 4.00%, 8/1/2025	20	23
City of New York, Fiscal Year 2017
Series 2017B-1, GO, 5.00%, 12/1/2022	30	32
Series C, GO, 5.00%, 8/1/2023	310	342
City of New York, Fiscal Year 2018
Series C, GO, 5.00%, 8/1/2022	95	100
Series A, GO, 4.00%, 8/1/2023	50	54
Series C, GO, 5.00%, 8/1/2024	20	23
Series A, GO, 5.00%, 8/1/2027	35	44
City of New York, Fiscal Year 2019
Series 2019A, GO, 5.00%, 8/1/2024	20	23
City of New York, Fiscal Year 2020
Series B, Subseries B-1, GO, 5.00%, 10/1/2033	25	32
Series B, Subseries B-1, GO, 5.00%, 10/1/2039	90	115
City of New York, Tax-Exempt
Series B, GO, 4.00%, 8/1/2022	25	26
County of Albany, Various Purpose
GO, 5.00%, 4/1/2022	40	42
County of Monroe, Public Improvement
GO, AGM, 5.00%, 6/1/2024	25	28
County of Suffolk
Series 2015B, GO, AGM, 5.00%, 10/1/2023	50	55
Series 2015C, GO, 5.00%, 5/1/2025	10	11
Series 2017D, GO, 5.00%, 10/15/2026	105	129
County of Westchester
Series 2016A, GO, 5.00%, 1/1/2022	15	15
Series 2019F, GO, 5.00%, 12/15/2025	30	37
Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured
Series 2017D, Rev., 5.00%, 9/1/2038	25	31
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project
Series 2016A, Rev., 5.00%, 5/1/2022	35	37
Series 2013A, Rev., 5.00%, 5/1/2024	25	27
Series 2013A, Rev., 5.00%, 5/1/2027	65	71
Hauppauge Union Free School District
GO, 5.00%, 7/15/2023	20	22
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2037	50	60
Huntington Local Development Corp., Fountaingate Garden Project
Series 2021C, Rev., 3.00%, 7/1/2025	865	880
Long Island Power Authority, Electric System
Series 2012B, Rev., 5.00%, 9/1/2024	20	21
Rev., 5.00%, 9/1/2034	5,000	6,404
Rev., 5.00%, 9/1/2035	3,000	3,840

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Metropolitan Transportation Authority
Series 2018C, Subseries 2018C-2, Rev., BAN, 5.00%, 9/1/2021	3,350	3,390
Series 2011A, Rev., 4.00%, 11/15/2021(c)	10	10
Subseries C-1, Rev., 5.25%, 11/15/2029	6,000	7,082
Series 2017C-1, Rev., 5.00%, 11/15/2030	5,025	6,261
Subseries C-1, Rev., 5.00%, 11/15/2035	3,000	3,488
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2016A, Rev., 5.00%, 11/15/2025	45	54
Series 2016B-1, Rev., 5.00%, 11/15/2025	150	180
Middle Country Central School District at Centereach
GO, 4.00%, 8/15/2022	35	37
Monroe County Industrial Development Corp., Rochester Regional Health Project
Series 2020A, Rev., 5.00%, 12/1/2029	125	161
Monroe County Industrial Development Corp., Rochester Schools Modernization Project
Rev., 5.00%, 5/1/2022	155	162
Rev., 5.00%, 5/1/2026	35	42
Rev., 5.00%, 5/1/2029	25	32
Rev., 5.00%, 5/1/2032	675	824
Rev., 5.00%, 5/1/2033	810	987
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project
Series 2020A, Rev., 5.00%, 6/1/2040(d)	630	742
New York City Industrial Development Agency, United Jewish Appeal - Federation of Jewish Philanthropies of New York, Inc., Project
Series 2004B, Rev., 5.00%, 7/1/2034	150	154
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2013
Series 2013S-1, Rev., 5.00%, 7/15/2024	25	26
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015
Series 2015 S-1, Rev., 5.00%, 7/15/2040	45	52
Series 2015S-2, Rev., 5.00%, 7/15/2040	50	58
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016
Series 2016S-1, Rev., 5.00%, 7/15/2029	30	36
Series 2016 S-1, Rev., 5.00%, 7/15/2033	70	83
Series 2016S-1, Rev., 4.00%, 7/15/2036	45	51
Series 2016S-1, Rev., 5.00%, 7/15/2043	45	53
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018
Series 2018S-2, Rev., 5.00%, 7/15/2030	25	31
Series 2018S-2, Rev., 5.00%, 7/15/2031	45	56
Series 2018S-4, Rev., 5.00%, 7/15/2032	25	32
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2029	25	32
Series 2019S-2A, Rev., 5.00%, 7/15/2030	125	159
Series S-2A, Rev., 4.00%, 7/15/2037	5,000	5,869
Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2037	180	226
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012
Series 2012D-1, Rev., 5.00%, 11/1/2032	60	61
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Series 2014A-1, Rev., 5.00%, 11/1/2022	35	37
Series 2014B-1, Rev., 5.00%, 11/1/2026	40	46
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series 2015E-1, Rev., 5.00%, 2/1/2024	25	28
Series B, Subseries B-1, Rev., 5.00%, 8/1/2029	55	63
Series 2015A-1, Rev., 5.00%, 8/1/2037	100	114

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016
Series 2016E-1, Rev., 5.00%, 2/1/2031	30	36
Series E-1, Rev., 5.00%, 2/1/2035	7,295	8,684
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series C, Rev., 5.00%, 11/1/2030	5,685	7,022
Series E, Subseries E-1, Rev., 5.00%, 2/1/2031	1,410	1,729
Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	7,000	8,578
Series 2017F-1, Rev., 5.00%, 5/1/2032	25	31
Series E, Subseries E-1, Rev., 5.00%, 2/1/2033	10,000	12,248
Series 2017A-1, Rev., 4.00%, 5/1/2036	40	45
Subseries E-1, Rev., 5.00%, 2/1/2039	2,525	3,088
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019C-1, Rev., 5.00%, 11/1/2022	40	43
Series 2019C-1, Rev., 5.00%, 11/1/2034	45	58
Series 2019C-1, Rev., 5.00%, 11/1/2035	65	83
Series 2019A-1, Rev., 5.00%, 8/1/2038	30	38
Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	2,100	2,638
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020
Series 2020-I, Rev., 5.00%, 11/1/2022	25	27
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013
Series 2013G, Rev., 4.00%, 11/1/2022	25	26
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018
Series 2018-A-2, Rev., 5.00%, 8/1/2033	30	37
Series 2018-A-2, Rev., 5.00%, 8/1/2038	25	31
Series C-3, Rev., 5.00%, 5/1/2039	70	88
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020
Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	125	160
Series 2020B-1, Rev., 5.00%, 11/1/2035	35	45
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012
Series 2012EE, Rev., 4.00%, 6/15/2045	30	31
Series 2012FF, Rev., 4.00%, 6/15/2045	45	46
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014
Series 2014DD, Rev., 5.00%, 6/15/2023	40	44
Series 2014DD, Rev., 5.00%, 6/15/2024	50	57
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015HH, Rev., 5.00%, 6/15/2029	75	89
Series FF, Rev., 5.00%, 6/15/2031	5,000	5,901
Series 2015AA, Rev., 4.00%, 6/15/2044	25	27
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017
Series EE, Rev., 5.00%, 6/15/2036	5,000	6,207
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018
Series 2018CC-2, Rev., 5.00%, 6/15/2025	20	22
Series 2018EE, Rev., 5.00%, 6/15/2035	35	42
Series 2018FF, Rev., 5.00%, 6/15/2040	50	63
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019
Series 2019FF-2, Rev., 4.00%, 6/15/2037	16,245	19,317
Subseries 2019EE-2, Rev., 5.00%, 6/15/2040	35	45
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000	11,965
Series 2020AA, Rev., 5.00%, 6/15/2040	25	32
Series 2020CC-2, Rev., 4.00%, 6/15/2041	5,000	5,959

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Subseries 202DD-3, Rev., 5.00%, 6/15/2041	140	181
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	1,880	2,235
New York Convention Center Development Corp., Hotel Unit fee Secured
Rev., 5.00%, 11/15/2025	2,000	2,327
New York Convention Center Development Corp., Subordinated Lien, Hotel Unit fee Secured
Series B, Rev., Zero Coupon, 11/15/2025	805	756
Series B, Rev., Zero Coupon, 11/15/2026	1,250	1,148
Series B, Rev., Zero Coupon, 11/15/2027	1,500	1,342
Series 2016B, Rev., Zero Coupon, 11/15/2028	1,960	1,702
Series B, Rev., Zero Coupon, 11/15/2030	3,400	2,768
Series B, Rev., Zero Coupon, 11/15/2031	1,835	1,449
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,534
Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,625	4,430
New York State Dormitory Authority, Columbia University
Series 2016A-2, Rev., 5.00%, 10/1/2024	15	17
Series 2016A-1, Rev., 5.00%, 10/1/2026	70	87
Series 2017B, Rev., 5.00%, 10/1/2026	30	37
New York State Dormitory Authority, Cornell University
Series 2019A, Rev., 5.00%, 7/1/2025	65	77
Series 2019A, Rev., 5.00%, 7/1/2029	25	33
New York State Dormitory Authority, Municipal Health Facilities Improvement Program
Series 2018 1, Rev., 5.00%, 1/15/2031	3,445	4,288
New York State Dormitory Authority, New York University
Series 2016A, Rev., 5.00%, 7/1/2024	50	57
Series 2016A, Rev., 5.00%, 7/1/2027	60	73
Series 2019A, Rev., 5.00%, 7/1/2030	4,075	5,335
Series 2017A, Rev., 4.00%, 7/1/2035	25	29
Series 2017A, Rev., 4.00%, 7/1/2036	75	86
Series 2019A, Rev., 5.00%, 7/1/2036	45	58
Series 2017A, Rev., 4.00%, 7/1/2037	45	51
Series 2016A, Rev., 5.00%, 7/1/2039	140	168
Series 2019A, Rev., 5.00%, 7/1/2039	25	32
Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,895
Series 2019A, Rev., 4.00%, 7/1/2045	18,000	20,962
New York State Dormitory Authority, School Districts Financing Program
Series B, Rev., 5.00%, 10/1/2024	2,000	2,124
Series 2018A, Rev., 5.00%, 10/1/2026	285	349
Series 2019A, Rev., 5.00%, 4/1/2028	80	101
Series 2018A, Rev., 5.00%, 10/1/2030	25	31
Series 2018A, Rev., 5.00%, 10/1/2031	75	91
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014A, Rev., 5.00%, 2/15/2023	90	97
Series 2015B, Rev., 5.00%, 2/15/2023	20	22
Series 2016D, Rev., 5.00%, 2/15/2023	25	27
Series A, Rev., 5.00%, 2/15/2023(c)	3,000	3,250
Series 2015E, Rev., 5.00%, 3/15/2023	50	54
Series 2014A, Rev., 5.00%, 2/15/2024(c)	15	17
Series 2015B, Rev., 5.00%, 2/15/2025(c)	5	6
Series A, Rev., 5.00%, 2/15/2027	20,000	22,499
Series 2014A, Rev., 5.00%, 2/15/2028	10,000	11,244
Series 2017A, Rev., 5.00%, 2/15/2028	40	49
Series A, Rev., 5.00%, 12/15/2028	20,000	21,454
Series 2014A, Rev., 5.00%, 2/15/2029	4,985	5,604
Series 2015E, Rev., 5.00%, 3/15/2029	125	148
Series 2012A, Rev., 5.00%, 12/15/2029	4,900	5,256

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015E, Rev., 5.00%, 3/15/2030	30	36
Series 2014C, Rev., 5.00%, 3/15/2033	20,000	22,522
Series A, Rev., 5.00%, 3/15/2033	95	122
Series 2015B, Rev., 5.00%, 2/15/2039	50	58
Series 2017B, Rev., 5.00%, 2/15/2041	80	99
Series 2017B, Rev., 5.00%, 2/15/2042	30	37
Series 2019A, Rev., 5.00%, 3/15/2042	25	31
Series 2019A, Rev., 5.00%, 3/15/2043	95	118
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 3/15/2023	45	49
Series 2014A, Rev., 5.00%, 3/15/2028	25	28
Series 2015B, Rev., 5.00%, 3/15/2029	45	53
Series 2018C, Rev., 5.00%, 3/15/2029	40	51
Series 2014A, Rev., 5.00%, 3/15/2030	5,500	6,202
Series 2015B, Rev., 5.00%, 3/15/2030	8,000	9,480
Series A, Rev., 5.00%, 3/15/2031	5,000	5,637
Series B, Rev., 5.00%, 3/15/2031	6,600	7,818
Series 2014A, Rev., 5.00%, 3/15/2032	20,210	22,771
Series 2016A, Rev., 5.00%, 3/15/2032	35	43
Series 2016A, Rev., 5.00%, 3/15/2033	70	85
Series 2015B, Rev., 5.00%, 3/15/2038	80	94
Series 2018E, Rev., 5.00%, 3/15/2038	10,000	12,693
Series B, Rev., 5.00%, 3/15/2039	13,080	15,359
Series 2018A, Rev., 5.00%, 3/15/2041	135	168
Series 2018E, Rev., 5.00%, 3/15/2041	225	284
Series 2018A, Rev., 5.00%, 3/15/2044	30	37
New York State Dormitory Authority, State University Dormitory Facilities
Series A, Rev., 5.00%, 7/1/2028	2,720	3,441
Series A, Rev., 5.00%, 7/1/2029	2,100	2,658
Series 2017A, Rev., 5.00%, 7/1/2030	750	932
Series 2018A, Rev., 5.00%, 7/1/2030	2,190	2,797
Series 2018A, Rev., 5.00%, 7/1/2031	4,430	5,641
Series A, Rev., 5.00%, 7/1/2032	3,130	3,980
Series 2017A, Rev., 5.00%, 7/1/2037	230	282
Series 2017A, Rev., 5.00%, 7/1/2042	25	31
New York State Dormitory Authority, Third General Resolution, State University Educational Facilities
Series 2012A, Rev., 5.00%, 5/15/2022	50	52
Series A, Rev., 5.00%, 5/15/2025	2,000	2,093
Series A, Rev., 5.00%, 5/15/2028	2,000	2,091
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2017A, Rev., 5.00%, 6/15/2023	25	27
Series 2011B, Rev., 5.00%, 6/15/2027	4,345	4,360
Series D, Rev., 5.00%, 6/15/2027	5,325	5,592
Series 2013A, Rev., 4.00%, 6/15/2028	10,000	10,742
Series 2019B, Rev., 5.00%, 6/15/2028	25	32
Series 2017E, Rev., 4.00%, 6/15/2037	40	46
Series 2019B, Rev., 5.00%, 6/15/2039	150	193
Series 2018B, Rev., 5.00%, 6/15/2043	50	62
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2025	2,635	3,056
Series L, Rev., 5.00%, 1/1/2027	1,250	1,540
Series 2019B, Rev., 4.00%, 1/1/2039	5,000	5,891
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2013A-1, Rev., 4.00%, 3/15/2023	25	27

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2014A, Rev., 5.00%, 3/15/2024	40	45
Series 2016A, Rev., 5.00%, 3/15/2024	10	11
Series 2017C, Rev., 5.00%, 3/15/2027	5,750	7,154
Series 2013C, Rev., 5.00%, 3/15/2032	30	32
Series 2016A, Rev., 5.00%, 3/15/2032	350	419
Series 2015A, Rev., 5.00%, 3/15/2033	60	71
Series 2019A, Rev., 5.00%, 3/15/2035	25	32
Series 2019A, Rev., 5.00%, 3/15/2037	35	44
Series 2019A, Rev., 5.00%, 3/15/2038	45	56
New York State Urban Development Corp., State Sales Tax
Series 2019A, Rev., 5.00%, 3/15/2041	70	89
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2022	5,000	5,130
Rev., AMT, 5.00%, 1/1/2025	5,000	5,738
Rev., AMT, 4.00%, 10/1/2030	5,350	6,420
Rev., AMT, 5.00%, 1/1/2036	9,900	11,961
Orange County Funding Corp., Mount Saint Mary College Project
Series 2012B, Rev., 4.00%, 7/1/2023	160	164
Port Authority of New York & New Jersey
Series 194, Rev., 5.00%, 10/15/2023	225	250
Series 179, Rev., 5.00%, 12/1/2023	50	56
Series 179, Rev., 5.00%, 12/1/2025	50	56
Series 207, Rev., AMT, 5.00%, 9/15/2033	800	990
Series 209, Rev., 5.00%, 7/15/2035	125	157
Series 214, Rev., AMT, 4.00%, 9/1/2043	3,000	3,475
Series 93, Rev., 6.13%, 6/1/2094	12,000	13,623
Port Washington Union Free School District
GO, 3.00%, 8/1/2027	70	73
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 5.00%, 10/15/2025	25	29
Series A, Rev., 5.00%, 10/15/2026	2,500	2,885
Series 2015A, Rev., 5.00%, 10/15/2028	55	63
Series A, Rev., 5.00%, 10/15/2029	3,785	4,355
Series A, Rev., 5.00%, 10/15/2031	12,500	14,373
Town of Southeast, Public Improvement
Series 2019A, GO, 5.00%, 8/15/2022	45	48
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013B, Rev., 5.00%, 11/15/2021	60	61
Series 2011A, Rev., 5.00%, 1/1/2022(c)	5,495	5,653
Series 2013B, Rev., 5.00%, 11/15/2023	90	100
Series 2016A, Rev., 5.00%, 11/15/2023	20	22
Series 2017C-1, Rev., 5.00%, 11/15/2024	110	128
Series 2017C-1, Rev., 4.00%, 11/15/2025	50	58
Series 2017C-1, Rev., 5.00%, 11/15/2025	150	180
Series 2012B, Rev., 5.00%, 11/15/2026	240	257
Series 2017B, Rev., 5.00%, 11/15/2027	500	625
Series 2015A, Rev., 5.00%, 11/15/2029	200	234
Series B, Rev., 5.00%, 11/15/2030	2,500	2,671
Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	7,274
United Nations Development Corp., Senior Lien
Series 2019A, Rev., 5.00%, 7/1/2022	50	53
Utility Debt Securitization Authority
Rev., 5.00%, 6/15/2023	40	40
Series 2016A, Rev., 5.00%, 6/15/2025	100	110
Series 2016B, Rev., 5.00%, 6/15/2025	50	55
Series 2016A, Rev., 5.00%, 6/15/2027	25	29
Rev., 5.00%, 12/15/2036	5,250	6,250
Utility Debt Securitization Authority, Federally Tax-Exempt
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,680
Series TE, Rev., 5.00%, 12/15/2032	3,500	3,918
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,731

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wantagh Union Free School District
Series 2013A, GO, 5.00%, 9/1/2022	30	32
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project
Rev., 5.00%, 7/1/2040	1,000	1,047

Total New York		550,798

North Carolina — 1.4%
City of Charlotte
Series 2016A, GO, 5.00%, 7/1/2029	1,050	1,276
City of Charlotte, Airport Special Facilities
Rev., 5.00%, 7/1/2031	25	33
Series A, Rev., 5.00%, 7/1/2034	25	31
City of High Point, Combined Water and Sewer System
Rev., 5.00%, 11/1/2028	25	31
City of Raleigh, Limited Obligation
Rev., 5.00%, 2/1/2029	305	365
City of Wilmington, Limited Obligation
Series A, Rev., 5.00%, 6/1/2028	400	454
County of Brunswick, Limited Obligation
Rev., 5.00%, 4/1/2022	30	31
County of Buncombe, Limited Obligation
Series 2020A, Rev., 5.00%, 6/1/2030	75	100
Series 2020A, Rev., 5.00%, 6/1/2031	290	385
Series 2020A, Rev., 5.00%, 6/1/2033	125	165
County of Chatham, Limited Obligation
Rev., 5.00%, 11/1/2026	1,880	2,176
County of Cumberland, Limited Obligation
Rev., 5.00%, 11/1/2022	20	21
County of Durham
GO, 5.00%, 11/1/2021	25	26
County of Harnett, Limited Obligation
Rev., 4.00%, 10/1/2035	45	54
County of Moore
Series 2019A, GO, 5.00%, 1/15/2024	20	22
County of Onslow, Public Facilities Co. Ltd., Limited Obligation
Rev., 5.00%, 10/1/2026	25	31
Rev., 4.00%, 10/1/2032	340	394
County of Union, Enterprise System
Series 2019A, Rev., 5.00%, 6/1/2024	20	23
County of Wake, Limited Obligation
Rev., 5.00%, 9/1/2023	25	28
Rev., 5.00%, 9/1/2024	25	28
North Carolina Capital Facilities Finance Agency, High Point University
Rev., 5.00%, 5/1/2031	500	660
Rev., 4.00%, 5/1/2032	1,000	1,211
Rev., 4.00%, 5/1/2033	1,000	1,206
Rev., 4.00%, 5/1/2034	900	1,083
North Carolina Medical Care Commission, Retirement Facilities, Friends Homes, Inc.
Series 2020B-2, Rev., 2.30%, 9/1/2025	1,250	1,268
Series 2020B-1, Rev., 2.55%, 9/1/2026	1,575	1,599
North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project
Series 2020A, Rev., 5.00%, 10/1/2040	695	783
North Carolina Medical Care Commission, The Forest at Duke Project
Rev., 4.00%, 9/1/2041	415	482
North Carolina Medical Care Commission, The Presbyterian Homes Obligated Group
Rev., 4.00%, 10/1/2035	650	763
Rev., 4.00%, 10/1/2040	600	689
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group
Series 2019C, Rev., 2.55%, 6/1/2026(b)	13,800	14,787
North Carolina Turnpike Authority, Triangle Expressway System
Series 2018A, Rev., 4.00%, 1/1/2035	85	100
Raleigh Durham Airport Authority
Series 2020B, Rev., 5.00%, 5/1/2026	30	37
Series 2015B, Rev., AMT, 5.00%, 5/1/2027	1,135	1,326
Series 2020B, Rev., 5.00%, 5/1/2029	25	33
Series 2020B, Rev., 5.00%, 5/1/2031	75	103
Series 2020A, Rev., AMT, 5.00%, 5/1/2032	2,600	3,382
State of North Carolina
Rev., 5.00%, 3/1/2033	15,000	19,113

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
University of North Carolina at Chapel Hill
Rev., 5.00%, 2/1/2032	25	32
University of North Carolina at Charlotte (The)
Rev., 5.00%, 10/1/2029	45	56
University of North Carolina, School of the Arts
Rev., 5.00%, 2/1/2032	1,285	1,658
Rev., 5.00%, 2/1/2033	850	1,093
Rev., 5.00%, 2/1/2034	1,240	1,590
Rev., 5.00%, 2/1/2036	1,385	1,768
Rev., 4.00%, 2/1/2040	500	583
Rev., 4.00%, 2/1/2045	1,750	2,019

Total North Carolina		63,098

North Dakota — 0.0%(e)
City of Fargo
Series 2014E, GO, 5.00%, 5/1/2025	290	329

Ohio — 2.2%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group
Rev., 5.00%, 11/15/2028	130	164
Rev., 5.00%, 11/15/2029	275	352
Rev., 5.00%, 11/15/2030	350	455
Rev., 5.00%, 11/15/2031	300	392
Rev., 5.00%, 11/15/2032	350	457
American Municipal Power, Inc., Solar Electricity Prepayment Project, Green Bonds
Series 2019A, Rev., 5.00%, 2/15/2023	150	162
Series 2019A, Rev., 5.00%, 2/15/2024	225	252
Series 2019A, Rev., 5.00%, 2/15/2025	160	186
Series 2019A, Rev., 5.00%, 2/15/2026	200	240
Series 2019A, Rev., 5.00%, 2/15/2027	250	308
Series 2019A, Rev., 5.00%, 2/15/2028	225	283
Bowling Green State University, General Receipts
Series 2020A, Rev., 5.00%, 6/1/2033	375	482
Series 2020A, Rev., 5.00%, 6/1/2034	450	577
Series 2020A, Rev., 5.00%, 6/1/2035	650	831
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Class I, Rev., 5.00%, 6/1/2034	1,000	1,295
Series 2020A-2, Class I, Rev., 4.00%, 6/1/2037	2,000	2,392
Series 2020A-2, Class I, Rev., 4.00%, 6/1/2039	2,000	2,372
City of Cincinnati, Water System
Series B, Rev., 5.00%, 12/1/2023	30	34
City of Columbus, Various Purpose, Unlimited Tax
Series 2017-1, GO, 5.00%, 4/1/2029	11,010	13,936
City of Dublin, Limited tax, Various Purpose
GO, 5.00%, 12/1/2025	425	511
City of Huber Heights, Limited Tax, Various Purpose
GO, 5.00%, 12/1/2032	25	30
City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 8/1/2032	340	439
Series 2020A, Rev., 5.00%, 8/1/2033	325	418
Series 2020A, Rev., 5.00%, 8/1/2034	355	456
Series 2020A, Rev., 4.00%, 8/1/2041	905	1,050
City of North Ridgeville, Limited Tax
GO, 4.00%, 12/1/2023	20	22
Cleveland Department of Public Utilities Division of Water
Series 2017BB, Rev., 5.00%, 1/1/2026	25	30
Series 2017BB, Rev., 5.00%, 1/1/2032	45	55
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project
Rev., 5.00%, 7/1/2027	125	154
Rev., 5.00%, 7/1/2028	125	156
Rev., 5.00%, 7/1/2029	175	223
Rev., 5.00%, 7/1/2030	200	259
Rev., 5.00%, 7/1/2031	200	264
Rev., 5.00%, 7/1/2032	225	296
Rev., 5.00%, 7/1/2033	250	328
Rev., 5.00%, 7/1/2034	200	261
Rev., 5.00%, 7/1/2035	200	261
Rev., 5.00%, 7/1/2036	300	390
Rev., 4.00%, 7/1/2037	200	240
Rev., 4.00%, 7/1/2038	250	300
Rev., 4.00%, 7/1/2039	280	335
Rev., 4.00%, 7/1/2040	200	238
Rev., 4.00%, 7/1/2046	750	882
Columbus City School District, Ohio School Facilities Construction and Improvement, Unlimited Tax
Series 2016-A, GO, 5.00%, 12/1/2031	3,000	3,611

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Cuyahoga, Sports Facilities Improvement Project, Excise Tax
Rev., 5.00%, 12/1/2023(c)	1,835	2,054
County of Franklin, Health Care Facilities, Ohio Living Communities
Series 2020B, Rev., 4.00%, 7/1/2028	225	266
Series 2020B, Rev., 4.00%, 7/1/2029	265	313
Series 2020B, Rev., 4.00%, 7/1/2030	875	1,026
Series 2020B, Rev., 4.00%, 7/1/2031	925	1,080
Series 2020B, Rev., 4.00%, 7/1/2032	1,440	1,671
Series 2020B, Rev., 4.00%, 7/1/2033	385	445
Series 2020B, Rev., 4.00%, 7/1/2034	475	547
Series 2020B, Rev., 4.00%, 7/1/2035	365	418
Series 2020B, Rev., 5.00%, 7/1/2040	5,290	6,310
County of Franklin, Hospital Facilities, Nationwide Children’s Hospital Project
Series 2016C, Rev., 5.00%, 11/1/2027	325	404
County of Franklin, Trinity Health Credit Group
Series 2019A, Rev., 5.00%, 12/1/2036	1,250	1,622
County of Hamilton, Sales Tax
Series 2016A, Rev., 5.00%, 12/1/2025	50	60
County of Hardin, Economic Development Facilities Improvement Bonds, Ohio Northern University
Rev., 4.00%, 5/1/2026	270	278
Rev., 5.00%, 5/1/2030	500	551
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series A, Rev., 5.00%, 7/1/2027	840	1,025
Series A, Rev., 5.00%, 7/1/2028	1,200	1,293
Series A, Rev., 5.75%, 7/1/2028	750	818
Series A, Rev., 5.00%, 7/1/2031	250	313
Series A, Rev., 4.00%, 7/1/2033	920	1,078
Series A, Rev., 5.75%, 7/1/2033	1,400	1,523
Dayton City School District, School Facilities Construction and Improvement, Unlimited Tax
GO, 5.00%, 11/1/2029	10	13
Lakota Local School District, Sandusky Seneca and Wood Counties, School Facilities Construction and Improvement
GO, 5.00%, 1/15/2023	50	54
Miami Valley Career Technology Center, Various Purpose School Improvement, Unlimited Tax
GO, 5.00%, 12/1/2032	35	44
New Albany Plain Local School District, School Improvement
GO, 5.00%, 12/1/2023	25	28
Northeast Ohio Regional Sewer District, Wastewater Improvement
Rev., 5.00%, 11/15/2026	1,500	1,734
Rev., 4.00%, 11/15/2049	45	49
Ohio Air Quality Development Authority. American Electric Company Project
Series 2014A, Rev., 2.40%, 10/1/2029(b)	1,820	1,928
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project
Rev., 3.00%, 11/1/2024	100	103
Rev., 3.00%, 11/1/2025	605	627
Rev., 3.00%, 11/1/2026	585	608
Rev., 3.00%, 11/1/2027	645	671
Rev., 3.00%, 11/1/2028	655	679
Rev., 5.00%, 11/1/2034	1,520	1,778
Ohio Higher Educational Facility Commission, University of Dayton 2018 Project
Series B, Rev., 5.00%, 12/1/2029	1,105	1,387
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2029	720	870
Rev., 5.00%, 3/1/2034	3,000	3,546
Ohio Higher Educational Facility Commission, Xavier University 2020 Project
Rev., 5.00%, 5/1/2033	500	645
Rev., 5.00%, 5/1/2034	520	668
Rev., 5.00%, 5/1/2035	440	565
Rev., 5.00%, 5/1/2036	460	589
Rev., 4.00%, 5/1/2037	695	819
Rev., 4.00%, 5/1/2039	680	797
Ohio State University (The), General Receipts
Series 2010D, Rev., 5.00%, 12/1/2028	20	26

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ohio Turnpike and Infrastructure Commission
Series 2017A, Rev., 5.00%, 2/15/2026	55	66
Ohio Turnpike and Infrastructure Commission, Junior Lien
Series 2018A, Rev., 5.00%, 2/15/2030	50	63
Ohio Water Development Authority, Fresh Water
Series 2016A, Rev., 5.00%, 12/1/2030	55	67
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 12/1/2029	25	31
Series 2019B, Rev., 5.00%, 12/1/2035	55	73
Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project
Rev., 3.75%, 12/1/2031(d)	245	249
Shaker Heights City School District, School Facilities Improvement, Unlimited Tax
Series A, GO, 5.00%, 12/15/2026	1,000	1,237
State of Ohio
Series 2014A, GO, 5.00%, 9/15/2022	25	27
State of Ohio, Capital Facilities Lease Appropriation Administrative Building Fund Projects
Series 2017A, Rev., 5.00%, 4/1/2027(c)	760	949
Series 2017A, Rev., 5.00%, 4/1/2033	25	31
State of Ohio, Capital Facilities Lease Appropriation Adult Correctional Building Fund Projects
Series 2017B, Rev., 5.00%, 10/1/2023	35	39
Series B, Rev., 5.00%, 10/1/2029	1,495	1,589
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects
Series 2017A, Rev., 5.00%, 12/1/2032	35	44
State of Ohio, Capital Facilities Lease Appropriation Transportation Building Fund Projects
Series 2018A, Rev., 5.00%, 4/1/2029	1,760	2,229
State of Ohio, Cleveland Clinic Health System Obligated Group
Series 2017A, Rev., 5.00%, 1/1/2032	170	214
State of Ohio, Higher Education
Series 2018A, GO, 5.00%, 2/1/2030	30	36
State of Ohio, Highway Capital Improvements Full Faith and Credit/Highway User Receipts
Series V, GO, 5.00%, 5/1/2034	10	13
State of Ohio, Major New State Infrastructure Project
Series 1, Rev., 5.00%, 12/15/2028	7,500	9,060
Series 2019-1, Rev., 5.00%, 12/15/2028	25	33
Series 1, Rev., 5.00%, 12/15/2029	7,000	8,425
University of Akron (The), General Receipts
Series 2015A, Rev., 5.00%, 1/1/2025	110	127

Total Ohio		102,304

Oklahoma — 0.3%
Grand River Dam Authority
Series 2014A, Rev., 4.00%, 6/1/2024	25	28
Series 2016A, Rev., 5.00%, 6/1/2031	60	73
McClain County Economic Development Authority, Educational Facilities, Blanchard Public Schools Project
Rev., 4.00%, 9/1/2027	600	698
Rev., 4.00%, 9/1/2028	675	796
Oklahoma Capitol Improvement Authority
Series 2014C, Rev., 5.00%, 7/1/2024	25	29
Oklahoma City Water Utilities Trust, Water and Sewer System
Rev., 5.00%, 7/1/2022	25	26
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	250	266
Rev., 5.00%, 10/1/2023	180	199
Rev., 5.00%, 10/1/2025	510	603
Rev., 5.00%, 10/1/2026	500	610
Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project
Rev., 5.00%, 9/1/2021	1,110	1,123
Oklahoma Development Finance Authority, Gilcrease Expressway West Project
Rev., AMT, 1.63%, 7/6/2023	1,335	1,341

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oklahoma Development Finance Authority, Health System, Ou Medicine Project
Series 2018B, Rev., 5.00%, 8/15/2033	6,030	7,386
Oklahoma Turnpike Authority, Second Senior
Series 2017C, Rev., 5.00%, 1/1/2036	25	30
Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,363
Oklahoma Water Resources Board, Master Trust, Drinking Water Program
Rev., 4.00%, 4/1/2032	30	35
Tulsa County Industrial Authority, Broken Arrow Public Schools Project
Series A, Rev., 5.00%, 9/1/2028	15	19
University of Oklahoma (The)
Series 2014C, Rev., 5.00%, 7/1/2031	50	52

Total Oklahoma		15,677

Oregon — 1.1%
City of Medford, Limited Tax
GO, 5.00%, 7/15/2023(c)	25	28
City of Portland, 4th and Montgomery and Streetcar Projects
Series A, GO, 5.00%, 2/1/2035	650	836
City of Portland, Sewer System, First Lien
Series A, Rev., 5.00%, 6/1/2026	5,350	6,313
City of Portland, Sewer System, Second Lien
Series 2019A, Rev., 5.00%, 3/1/2031	85	112
Series 2020A, Rev., 5.00%, 5/1/2031	45	59
City of Salem
GO, 5.00%, 6/1/2026	460	563
GO, 5.00%, 6/1/2029	2,055	2,628
City of Tualatin
GO, 5.00%, 6/15/2028	15	19
Clackamas County School District No. 7J Lake Oswego
GO, 5.00%, 6/1/2029	20	25
Deschutes County Administrative School District No 1 Bend-La Pine
GO, 5.00%, 6/15/2026	4,725	5,771
Hillsboro School District No. 1J
GO, 5.00%, 6/15/2026	4,000	4,879
GO, 5.00%, 6/15/2027	1,470	1,843
Mount Hood Community College District
GO, 5.00%, 6/1/2022	5	5
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow
Series 2019A, GO, Zero Coupon, 6/15/2035	600	427
Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2024	200	228
Series 2020A, Rev., 5.00%, 10/1/2025	200	235
Series 2020A, Rev., 5.00%, 10/1/2026	125	151
Series 2020A, Rev., 5.00%, 10/1/2027	150	186
Series 2020A, Rev., 5.00%, 10/1/2028	175	221
Series 2020A, Rev., 5.00%, 10/1/2029	300	385
Series 2020A, Rev., 5.00%, 10/1/2030	300	390
Series 2020A, Rev., 5.00%, 10/1/2035	140	178
Series 2020A, Rev., 5.00%, 10/1/2040	1,165	1,458
Oregon State Lottery
Series 2014C, Rev., 5.00%, 4/1/2024	25	28
Series 2015C, Rev., 5.00%, 4/1/2026	200	234
Series 2014A, Rev., 5.00%, 4/1/2027	100	113
Series A, Rev., 5.00%, 4/1/2031	1,950	2,399
Series A, Rev., 5.00%, 4/1/2032	1,750	2,150
Series A, Rev., 5.00%, 4/1/2033	3,500	4,296
Series A, Rev., 5.00%, 4/1/2035	2,470	3,022
Portland Community College District
GO, 5.00%, 6/15/2023	35	38
GO, 5.00%, 6/15/2026	710	868
GO, 5.00%, 6/15/2027	2,640	3,217
State of Oregon, Article XI-Q State Projects
Series 2019A, GO, 5.00%, 5/1/2030	40	52
Series 2016F, GO, 5.00%, 5/1/2032	2,885	3,466
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt
Series 2019A, Rev., 5.00%, 11/15/2038	40	52
State of Oregon, Higher Education
Series L, GO, 5.00%, 8/1/2035	1,930	2,385
Series L, GO, 5.00%, 8/1/2036	1,975	2,441

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Washington and Multnomah Counties School District No. 48J Beaverton
Series 2014B, GO, 5.00%, 6/15/2024(c)	105	120
Washington County Clean Water Services, Senior Lien
Rev., 5.00%, 10/1/2022	25	27
Yamhill County School District No. 40 McMinnville
GO, 4.00%, 6/15/2029	5	6
GO, 4.00%, 6/15/2035	75	86

Total Oregon		51,940

Pennsylvania — 4.2%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2028	7,000	8,886
Series 2018A, Rev., 5.00%, 4/1/2029	7,785	9,814
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	6,260
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	4,738
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019A, Rev., 5.00%, 7/15/2022	25	26
Series 2019A, Rev., 5.00%, 7/15/2027	3,000	3,748
Series 2019A, Rev., 5.00%, 7/15/2028	2,050	2,623
Allegheny County Sanitary Authority, Sewer
Rev., AGM, 4.00%, 12/1/2035	5	6
Allentown City School District, Limited Tax
Series B, GO, 5.00%, 2/1/2029	3,110	3,978
Series B, GO, 5.00%, 2/1/2030	4,300	5,608
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2025	500	543
Rev., 5.00%, 11/1/2027	1,150	1,270
Rev., 5.00%, 11/1/2028	1,535	1,677
Rev., 5.00%, 11/1/2029	350	380
Rev., 5.00%, 11/1/2030	600	646
Berks County Municipal Authority (The), Tower Health Project
Series 2020B-2, Rev., 5.00%, 2/1/2027(b)	10,985	11,506
Series 2020A, Rev., 5.00%, 2/1/2028	1,050	1,159
Series 2020A, Rev., 5.00%, 2/1/2029	740	819
Series 2020A, Rev., 5.00%, 2/1/2030	800	888
Series 2020B-3, Rev., 5.00%, 2/1/2030(b)	2,015	2,126
Series 2020A, Rev., 5.00%, 2/1/2031	700	780
Series 2020A, Rev., 5.00%, 2/1/2032	750	840
Bucks County Industrial Development Authority, Grand View Hospital Project
Rev., 5.00%, 7/1/2025	370	423
Rev., 5.00%, 7/1/2026	450	526
Rev., 5.00%, 7/1/2027	475	567
Rev., 5.00%, 7/1/2028	500	608
Rev., 5.00%, 7/1/2029	500	617
Rev., 5.00%, 7/1/2030	675	844
Rev., 5.00%, 7/1/2031	1,150	1,459
Rev., 5.00%, 7/1/2032	500	632
Rev., 5.00%, 7/1/2033	1,170	1,475
Rev., 5.00%, 7/1/2034	1,300	1,634
Rev., 5.00%, 7/1/2035	1,055	1,323
Centennial School District Bucks County
GO, 5.00%, 12/15/2024	20	23
Chester County Industrial Development Authority, Longwood Gardens Project
Rev., 5.00%, 12/1/2032	475	619
Rev., 5.00%, 12/1/2033	740	961
Rev., 5.00%, 12/1/2034	400	518
Rev., 5.00%, 12/1/2035	175	226
Rev., 5.00%, 12/1/2036	305	391
Rev., 5.00%, 12/1/2037	450	575
Rev., 5.00%, 12/1/2038	950	1,209
Rev., 5.00%, 12/1/2044	1,000	1,253
City of Erie Higher Education Building Authority, Gannon University Project — Aicup Financing Program
Series 2021TT1, Rev., 4.00%, 5/1/2036	100	114
Series 2021TT1, Rev., 4.00%, 5/1/2041	100	112
City of Philadelphia, Airport System
Series 2017B, Rev., AMT, 5.00%, 7/1/2032	250	306
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	1,275	1,445
Rev., 5.00%, 6/1/2025	1,875	2,195
Rev., 5.00%, 6/1/2026	1,120	1,350
Rev., 5.00%, 6/1/2027	1,500	1,854
Rev., 5.00%, 6/1/2028	2,620	3,309
Rev., 5.00%, 6/1/2029	1,120	1,402

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Commonwealth of Pennsylvania
Series 1, GO, 5.00%, 6/15/2024(c)	50	57
Series A, COP, 5.00%, 7/1/2028	400	502
Series A, COP, 5.00%, 7/1/2029	300	375
Series A, COP, 5.00%, 7/1/2030	375	467
Series A, COP, 5.00%, 7/1/2031	425	529
Series A, COP, 5.00%, 7/1/2034	450	555
County of Allegheny
Series C-77, GO, 5.00%, 11/1/2043	50	62
County of Berks
GO, 5.00%, 11/15/2023	20	22
County of Bucks
GO, 5.00%, 5/1/2027	325	397
County of Cambria
Series 2020B, GO, AGM, 4.00%, 8/1/2032	500	577
Series 2020B, GO, AGM, 4.00%, 8/1/2033	500	576
Series 2020B, GO, AGM, 4.00%, 8/1/2034	700	805
Delaware County Authority, Haverford College
Series 2017A, Rev., 5.00%, 10/1/2026	30	37
Series 2017A, Rev., 5.00%, 10/1/2030	40	49
Series 2017A, Rev., 5.00%, 10/1/2042	45	53
Delaware County Authority, Villanova University
Rev., 5.00%, 8/1/2021	15	15
DuBois Hospital Authority, Penn Highlands Healthcare
Rev., 5.00%, 7/15/2029	1,700	2,089
Rev., 5.00%, 7/15/2030	2,000	2,443
Rev., 5.00%, 7/15/2031	1,450	1,765
Rev., 5.00%, 7/15/2032	1,525	1,852
Rev., 5.00%, 7/15/2034	1,675	2,025
Rev., 4.00%, 7/15/2043	5,670	6,334
Easton Area School District
Series 2020B, GO, 5.00%, 2/1/2031	50	63
Erie City Water Authority
Series B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,618
Series B, Rev., AGM, 5.00%, 12/1/2033	800	1,044
Series 2018D, Rev., 4.00%, 12/1/2036	35	42
Geisinger Authority, Health System
Series 2020A, Rev., 4.00%, 4/1/2039	6,665	7,915
Kiski Valley Water Pollution Control Authority, Sewer
Series 2020A, Rev., AGM, 4.00%, 9/1/2035	305	358
Series 2020A, Rev., AGM, 4.00%, 9/1/2036	360	421
Lackawanna County Industrial Development Authority, University of Scranton
Rev., 5.00%, 11/1/2021	10	10
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2028	1,215	1,382
Lehigh County Industrial Development Authority, Seven Generation Charter School
Series 2021A, Rev., 4.00%, 5/1/2031	340	377
Series 2021A, Rev., 4.00%, 5/1/2041	890	960
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2027	815	977
Rev., 5.00%, 4/1/2028	600	733
Rev., 5.00%, 4/1/2029	815	1,013
Rev., 5.00%, 4/1/2030	760	960
Rev., 5.00%, 4/1/2031	705	885
Rev., 5.00%, 4/1/2032	945	1,179
Rev., 5.00%, 4/1/2033	920	1,142
Rev., 5.00%, 4/1/2034	520	643
Rev., 4.00%, 4/1/2035	405	463
Rev., 4.00%, 4/1/2036	515	586
Rev., 4.00%, 4/1/2037	545	619
Rev., 4.00%, 4/1/2038	695	787
Rev., 4.00%, 4/1/2039	305	344
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 5.00%, 9/1/2030	3,125	3,963
Series 2018A, Rev., 4.00%, 9/1/2038	2,950	3,406
Montgomery County Industrial Development Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020C, Rev., 4.00%, 11/15/2043	300	344
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Rev., 4.00%, 12/1/2024	155	172
Rev., 4.00%, 12/1/2025	150	171

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 4.00%, 12/1/2026	150	174
Rev., 4.00%, 12/1/2027	200	231
Rev., 4.00%, 12/1/2028	205	235
Rev., 4.00%, 12/1/2029	250	285
Rev., 4.00%, 12/1/2030	300	341
Rev., 4.00%, 12/1/2031	300	341
Rev., 4.00%, 12/1/2032	435	493
Rev., 4.00%, 12/1/2033	400	453
Rev., 4.00%, 12/1/2034	165	186
Rev., 4.00%, 12/1/2035	175	197
Rev., 4.00%, 12/1/2036	175	197
Rev., 4.00%, 12/1/2037	100	112
Rev., 4.00%, 12/1/2038	100	112
Nazareth Area School District
Series D, GO, 5.00%, 11/15/2030	900	1,076
Series D, GO, 5.00%, 11/15/2035	1,390	1,650
Series D, GO, 5.00%, 11/15/2036	1,250	1,482
Series D, GO, 5.00%, 11/15/2037	550	651
Series E, GO, 5.00%, 11/15/2038	810	956
Pennsbury School District
Series 2019A, GO, 4.00%, 8/1/2022	25	26
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project
Rev., 2.80%, 12/1/2021(b)	8,855	8,971
Pennsylvania Higher Educational Facilities Authority, Trustees of the University
Series 2016A, Rev., 5.00%, 8/15/2023	50	56
Series 2015A, Rev., 5.00%, 10/1/2023	30	33
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Rev., 5.00%, 8/15/2029	40	53
Rev., 5.00%, 8/15/2031	50	65
Rev., 5.00%, 8/15/2040	100	116
Pennsylvania State University (The)
Series A, Rev., 5.00%, 9/1/2023	40	44
Pennsylvania Turnpike Commission
Series A, Rev., 5.00%, 12/1/2032	1,750	2,309
Series 2020B, Rev., 5.00%, 12/1/2033	470	624
Series A, Rev., 5.00%, 12/1/2033	1,240	1,629
Series A, Rev., 5.00%, 12/1/2034	1,400	1,824
Series A, Rev., 5.00%, 12/1/2035	2,000	2,599
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project
Series 2020A, Rev., 5.00%, 8/1/2030	260	307
Pittsburgh Water and Sewer Authority
Series B, Rev., AGM, 5.00%, 9/1/2033	1,300	1,828
School District of the City of Erie (The), Limited Tax
Series 2019A, GO, AGM, 5.00%, 4/1/2027	525	643
Series 2019A, GO, AGM, 5.00%, 4/1/2028	550	689
Series 2019A, GO, AGM, 5.00%, 4/1/2029	310	396
Series 2019A, GO, AGM, 5.00%, 4/1/2030	425	547
Series 2019A, GO, AGM, 5.00%, 4/1/2031	525	673
Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,360
Series 2019A, GO, AGM, 5.00%, 4/1/2034	825	1,046
School District of the City of Erie (The), Unlimited Tax
Series 2019C, GO, AGM, 5.00%, 4/1/2027	1,275	1,562
Series 2019C, GO, AGM, 5.00%, 4/1/2028	925	1,159
Series 2019C, GO, AGM, 5.00%, 4/1/2029	1,000	1,278
Series 2019C, GO, AGM, 5.00%, 4/1/2030	500	643
Spring-Ford Area School District
GO, 5.00%, 6/1/2023	50	55
St. Mary Hospital Authority, Trinity Health Credit Group
Series 2019PA, Rev., 5.00%, 12/1/2031	25	32
Swarthmore Borough Authority, Swarthmore College
Series 2016B, Rev., 4.00%, 9/15/2041	50	57
Township of Hampton
GO, 4.00%, 1/1/2039	45	52
Township of Lower Paxton
GO, 4.00%, 4/1/2033	35	42
Township of Palmer
Series 2020D, GO, 4.00%, 11/15/2025	20	23
Township of Radnor
Series B, GO, 4.00%, 7/15/2024	10	11

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Township of Spring
GO, 5.00%, 11/15/2028	25	32
Upper Merion Area School District
GO, 5.00%, 1/15/2029	350	420
GO, 5.00%, 1/15/2031	650	776
GO, 5.00%, 1/15/2033	480	572
GO, 5.00%, 1/15/2034	200	238
GO, 5.00%, 1/15/2035	475	564
Warwick School District
GO, 4.00%, 3/1/2024	30	33
West Chester Area School District
GO, 4.00%, 5/15/2040	40	47
Wilkes-Barre Area School District
GO, 5.00%, 4/15/2023	110	119
GO, 3.50%, 4/15/2038	370	415
GO, 3.50%, 4/15/2039	235	263
GO, 3.75%, 4/15/2044	1,500	1,691

Total Pennsylvania		195,548

Puerto Rico — 0.3%
Puerto Rico Public Finance Corp. (Puerto Rico)
Series E, Rev., AGC-ICC, AGM-CR, 6.00%, 8/1/2026(c)	10,000	12,672

Rhode Island — 0.0%(e)
Rhode Island Infrastructure Bank, Municipal Road and Bridge
Series 2018A, Rev., 5.00%, 10/1/2024	25	29
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax
Series 2019A, Rev., 4.00%, 10/1/2044	480	557
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan
Series 2019A, GO, 4.00%, 5/1/2037	50	60

Total Rhode Island		646

South Carolina — 0.3%
Beaufort-Jasper Water & Sewer Authority
Series 2019A, Rev., 5.00%, 3/1/2029	25	33
Berkeley County School District
Rev., 5.00%, 12/1/2022	1,000	1,073
Rev., 5.00%, 12/1/2023	1,505	1,675
Charleston County Airport District
Rev., 5.00%, 7/1/2026	100	122
City of Spartanburg, Water System
Series B, Rev., 5.00%, 6/1/2031	480	591
Easley Combined Utility System
Rev., AGM, 4.00%, 12/1/2033	600	719
Rev., AGM, 4.00%, 12/1/2034	780	932
Lexington County Health Services District, Inc., LexMed Obligated Group
Rev., 5.00%, 11/1/2029	575	713
Rev., 4.00%, 11/1/2030	750	874
Rev., 4.00%, 11/1/2031	500	580
Rev., 4.00%, 11/1/2032	535	619
Rev., 4.00%, 11/1/2033	200	231
Richland County School District No. 1
Series C, GO, SCSDE, 5.00%, 3/1/2025	4,000	4,604
South Carolina State Fiscal Accountability Authority, Department of Mental Health Project
Rev., 5.00%, 10/1/2037	300	370
Town of Hilton Head Island, Beach Preservation Fee Pledge
Rev., 5.00%, 8/1/2023	35	39

Total South Carolina		13,175

South Dakota — 0.0%(e)
Brookings School District No. 005-1
GO, 4.00%, 7/1/2026	25	29
Harrisburg School District No. 41-2
GO, 4.00%, 1/15/2022(c)	55	56

Total South Dakota		85

Tennessee — 5.6%
Chattanooga Health Educational and Housing Facility Board, Commonspirit Health
Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,275
Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,274
Series A-1, Rev., 5.00%, 8/1/2034	750	949
Series A-1, Rev., 5.00%, 8/1/2035	500	631
City of Johnson City
Series 2019B, GO, 5.00%, 6/1/2028	45	58
City of Kingsport
Series B, GO, 5.00%, 3/1/2025	110	129
City of Knoxville, Electric System
Series 2017-II, Rev., 5.00%, 7/1/2023	25	27
County of Anderson, Rural Elementary School
Series A, GO, 5.00%, 5/1/2025	890	1,046
County of Anderson, Rural High School
Series B, GO, 5.00%, 5/1/2024	750	851
Series 2018B, GO, 5.00%, 5/1/2025	785	922
County of Blount
Series B, GO, 5.00%, 6/1/2027	1,000	1,216
County of Knox
GO, 5.00%, 6/1/2029	1,410	1,800

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Madison
GO, 5.00%, 5/1/2026	3,770	4,579
County of Sevier
GO, 5.00%, 6/1/2025	145	170
County of Shelby
Series 2019B, GO, 5.00%, 4/1/2022	30	31
County of Shelby, Public Improvement
Series A, GO, 4.00%, 4/1/2034	9,470	11,434
County of Sullivan
GO, 4.00%, 5/1/2045	40	45
County of Washington
Series B, GO, 5.00%, 6/1/2021	50	50
Series 2016A, GO, 4.00%, 6/1/2032	35	40
County of Wilson
GO, 5.00%, 4/1/2022	10	10
County of Wilson, District School
GO, 5.00%, 4/1/2026	65	79
Franklin Special School District, School Improvement
GO, 5.00%, 6/1/2028	100	129
GO, 5.00%, 6/1/2030	300	390
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group
Series 2018A, Rev., 5.00%, 7/1/2031	4,500	4,838
Series 2018A, Rev., 5.00%, 7/1/2032	4,000	4,301
Series 2018A, Rev., 5.00%, 7/1/2033	5,300	5,699
Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital
Rev., 5.00%, 11/15/2025	855	1,007
Rev., 5.00%, 11/15/2027	800	989
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2024	15	17
Series C, GO, 5.00%, 7/1/2025(c)	5,500	6,523
GO, 5.00%, 7/1/2029	27,295	34,936
GO, 5.00%, 1/1/2031	15	18
GO, 4.00%, 7/1/2031	17,400	20,580
GO, 5.00%, 7/1/2031	10,000	12,724
GO, 4.00%, 7/1/2036	24,290	29,010
GO, 4.00%, 7/1/2037	16,205	19,355
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2031	850	1,114
Series 2019A, Rev., 5.00%, 7/1/2032	850	1,111
Series 2019A, Rev., 5.00%, 7/1/2033	825	1,074
Series 2019A, Rev., 5.00%, 7/1/2034	275	357
Series 2019A, Rev., 5.00%, 7/1/2035	545	706
Series 2019B, Rev., AMT, 5.00%, 7/1/2035	300	384
Series 2019A, Rev., 5.00%, 7/1/2036	1,150	1,486
Series 2019A, Rev., 5.00%, 7/1/2037	1,750	2,256
Series 2019A, Rev., 5.00%, 7/1/2039	1,800	2,309
Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	792
Series 2019A, Rev., 5.00%, 7/1/2044	1,620	2,055
Series 2019B, Rev., AMT, 4.00%, 7/1/2054	1,550	1,773
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	2,420	2,491
Series 2019A, Rev., 5.75%, 10/1/2054	4,280	4,376
Series 2019A, Rev., 5.75%, 10/1/2059	1,040	1,053
Tennessee Energy Acquisition Corp., Gas Project
Series 2017A, Rev., 4.00%, 5/1/2023(b)	22,170	23,611
Rev., 4.00%, 11/1/2025(b)	29,000	32,849
Series 2006B, Rev., 5.63%, 9/1/2026	5,000	6,121
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series A, Rev., 5.00%, 11/1/2026	15	19
Series B, Rev., 5.00%, 11/1/2030	3,645	4,569
Series B, Rev., 5.00%, 11/1/2031	75	94

Total Tennessee		257,732

Texas — 4.3%
Alto Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2030	25	32
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2024	195	217
Series 2021A, Rev., 5.00%, 8/15/2025	205	234

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021A, Rev., 5.00%, 8/15/2026	190	222
Series 2021A, Rev., 5.00%, 8/15/2027	105	123
Series 2021A, Rev., 5.00%, 8/15/2028	35	41
Series 2021A, Rev., 4.00%, 8/15/2029	40	44
Series 2021A, Rev., 4.00%, 8/15/2030	45	49
Series 2021A, Rev., 4.00%, 8/15/2031	45	49
Series 2021A, Rev., 4.00%, 8/15/2036	170	183
Series 2021A, Rev., 4.00%, 8/15/2041	305	325
Arlington Higher Education Finance Corp., Uplift Education
Series 2020A, Rev., PSF-GTD, 4.00%, 12/1/2032	20	24
Arlington Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2031	40	52
GO, PSF-GTD, 4.00%, 2/15/2036	25	30
Austin Community College District, Limited Tax
GO, 5.00%, 8/1/2030	35	43
Belton Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2032	25	29
Bexar County Hospital District, Limited Tax
GO, 4.00%, 2/15/2036	25	29
Board of Regents of the University of Texas System, Financing System
Series 2016E, Rev., 5.00%, 8/15/2026	25	31
Series 2016J, Rev., 5.00%, 8/15/2027	50	61
City of Austin
GO, 5.00%, 9/1/2030	10	12
City of Austin, Airport System
Rev., AMT, 5.00%, 11/15/2033	500	567
Series 2019B, Rev., AMT, 5.00%, 11/15/2036	1,000	1,268
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	5,000	6,017
City of Austin, Water & Wastewater System
Series 2015A, Rev., 5.00%, 11/15/2023	25	28
City of Carrollton
GO, 5.00%, 8/15/2024	10	12
City of College Station
GO, 5.00%, 2/15/2024	25	28
City of Conroe
Series 2019B, GO, 5.00%, 11/15/2028	20	26
City of Copperas Cove, Combination Tax
GO, 5.00%, 8/15/2027	20	25
City of Dallas
GO, 5.00%, 2/15/2029	2,505	2,905
City of Denton
GO, 5.00%, 2/15/2025	25	29
City of El Paso
GO, 4.00%, 8/15/2031	75	87
Series 2020A, GO, 4.00%, 8/15/2035	750	909
City of Fort Worth, General Purpose, Tarrant Denton Parker Johnson
GO, 5.00%, 3/1/2028	30	38
City of Fort Worth, Water and Sewer System Improvement
Series 2015A, Rev., 5.00%, 2/15/2023	35	38
City of Frisco
Series 2011, GO, 5.00%, 2/15/2023	2,160	2,168
City of Grand Prairie, Combination Tax
GO, 5.00%, 2/15/2026	20	24
Series 2019A, GO, 5.00%, 2/15/2029	20	25
City of Houston, Airport System, Subordinate Lien
Series 2018C, Rev., AMT, 5.00%, 7/1/2027	175	217
Series 2018B, Rev., 5.00%, 7/1/2030	85	108
Series 2018A, Rev., AMT, 5.00%, 7/1/2031	250	316
Series 2018D, Rev., 5.00%, 7/1/2038	65	81
City of Houston, Combined Utility System, First Lien
Series 2014C, Rev., 5.00%, 5/15/2023	20	22
Series 2016B, Rev., 4.00%, 11/15/2031	25	29
Series 2016B, Rev., 5.00%, 11/15/2036	1,435	1,741
Series 2016B, Rev., 4.00%, 11/15/2037	40	46
City of Houston, Combined Utility System, Junior Lien
Series A, Rev., AGM, 5.75%, 12/1/2032(c)	2,000	2,985

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Houston, Public Improvement
Series A, GO, 5.00%, 3/1/2028	2,700	3,029
Series A, GO, 5.00%, 3/1/2029	2,600	2,915
City of Irving, Hotel Occupancy, Occupancy Tax
GO, 5.50%, 8/15/2027	2,785	3,588
GO, 5.00%, 8/15/2028	40	50
City of Irving, Waterworks and Sewer System
Rev., 5.00%, 8/15/2029	20	25
City of Killeen
GO, 4.00%, 8/1/2033	50	57
City of Laredo
GO, 5.00%, 2/15/2023	45	49
City of Laredo, Waterworks and Sewer System
Rev., 4.00%, 3/1/2035	30	35
Rev., 4.00%, 3/1/2040	100	108
City of League City
GO, 5.00%, 2/15/2023	20	22
City of Longview
GO, 5.00%, 6/1/2023	40	43
GO, 5.00%, 9/1/2023	25	28
City of Lubbock
GO, 5.00%, 2/15/2026	35	42
City of Mansfield
GO, 5.00%, 2/15/2024	30	34
City of McAllen
GO, 5.00%, 2/15/2029	355	451
City of Mesquite
GO, 5.00%, 2/15/2023	40	43
City of Midland
GO, 5.00%, 3/1/2024	55	62
City of Missouri City
GO, 5.00%, 6/15/2023	55	60
City of Pflugerville, Combination Tax
GO, 5.00%, 8/1/2033	30	39
City of Pflugerville, Limited Tax
GO, 5.00%, 8/1/2026	25	31
City of Plano
GO, 5.00%, 9/1/2028	2,210	2,729
GO, 5.00%, 9/1/2029	1,855	2,294
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2023	35	38
Rev., 5.00%, 2/1/2026	6,000	7,234
Rev., 5.00%, 2/1/2028	310	395
Rev., 5.00%, 2/1/2029	100	123
Series 2020, Rev., 5.00%, 2/1/2036	30	39
City of San Antonio, General Improvement
GO, 5.00%, 8/1/2027	20	25
City of The Colony, Combination Tax
GO, 5.00%, 2/15/2023	25	27
City of Victoria, Utility System
Rev., 5.00%, 12/1/2023(c)	2,705	3,031
City of Waco
GO, 5.00%, 2/1/2023	35	38
City of Waco, Combination Tax
GO, 5.00%, 2/1/2028	35	44
City of Wylie, Combination Tax
GO, 4.00%, 2/15/2024	20	22
Cleveland Independent School District, Unlimited Tax School Building
Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2031	80	101
Clifton Higher Education Finance Corp., Idea Public Schools
Series 2016B, Rev., 4.00%, 8/15/2021	45	45
Coastal Water Authority, City of Houston Projects
Rev., 5.00%, 12/15/2022	3,160	3,171
Rev., 5.00%, 12/15/2025	5,115	5,132
Collin County Community College District, Limited Tax
GO, 5.00%, 8/15/2029	11,990	14,964
Comal Independent School District, Unlimited Tax
Series B, GO, PSF-GTD, 5.00%, 2/1/2023	100	108
GO, PSF-GTD, 5.00%, 2/1/2026	35	42
County of Brazos, Limited Tax
GO, 5.00%, 9/1/2025	45	53
County of Denton, Permanent Improvement
GO, 5.00%, 7/15/2027	50	61
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028	4,500	5,472
Series 2016A, Rev., 5.00%, 8/15/2036	60	72
County of Harris, Unlimited Tax
Series 2015A, GO, 5.00%, 10/1/2026	350	419
County of Hays, Unlimited Tax
GO, 5.00%, 2/15/2031	45	56
County of Hidalgo
Series 2018B, GO, 5.00%, 8/15/2028	25	32
County of Lubbock
GO, 5.00%, 2/15/2023	45	49
County of Parker, Unlimited Tax
GO, 5.00%, 2/15/2023	20	22
County of Williamson, Limited Tax
GO, 5.00%, 2/15/2027	50	62

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cypress-Fairbanks Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2026	55	67
Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2031	25	32
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Rev., 5.00%, 12/1/2029	50	66
Series 2020A, Rev., 5.00%, 12/1/2030	45	60
Rev., 5.00%, 12/1/2031	45	59
Series 2016A, Rev., 5.00%, 12/1/2048	9,905	11,542
Dallas Fort Worth International Airport
Series F, Rev., 5.00%, 11/1/2024	5,000	5,561
Dallas Independent School District, Unlimited Tax
GO, 5.00%, 2/15/2031	30	38
Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc.
Rev., PSF-GTD, 4.00%, 2/15/2028	250	291
Fort Bend County Municipal Utility District No. 25, Unlimited Tax
GO, 4.00%, 10/1/2022	100	105
GO, 4.00%, 10/1/2023	150	162
GO, 4.00%, 10/1/2024	375	416
Fort Bend Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2029	35	44
Garland Independent School District, School Building
Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2026	10	12
Georgetown Independent School District, Unlimited Tax
Series 2019-D, GO, 4.00%, 8/15/2033	30	35
Goose Creek Consolidated Independent School District
Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2027	30	37
Grand Parkway Transportation Corp., System Toll
Series 2018A, Rev., 5.00%, 10/1/2034	45	56
Grapevine-Colleyville Independent School District, Unlimited Tax, School Building
GO, PSF-GTD, 5.00%, 8/15/2027	1,000	1,189
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2014A, Rev., 5.00%, 12/1/2028	185	211
Harris County Toll Road Authority (The), Senior Lien
Series 2018A, Rev., 5.00%, 8/15/2023	35	39
Series 2018A, Rev., 5.00%, 8/15/2024	30	34
Harris County-Houston Sports Authority, Taxable Senior Lien
Series A, Rev., AGM, 5.00%, 11/15/2024	30	34
Haskell Consolidated Independent School District, School Building
GO, PSF-GTD, 5.00%, 2/15/2029	10	12
Houston Community College System
Rev., 5.00%, 4/15/2023	25	27
Rev., 4.00%, 4/15/2031	25	29
Houston Community College System, Limited Tax, Maintenance Tax
GO, 5.00%, 2/15/2026	100	121
Houston Higher Education Finance Corp., Houston Baptist University
Rev., 3.38%, 10/1/2037	250	250
Houston Independent School District
GO, 5.00%, 7/15/2031	9,700	12,378
Hurst-Euless-Bedford Independent School District
Series 2017A, GO, 5.00%, 8/15/2024	80	92
Irving Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2023	50	54
Keller Independent School District, Unlimited Tax
Series B, GO, PSF-GTD, 5.00%, 8/15/2030	25	30
Killeen Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2035	25	31
La Porte Independent School District, Unlimited Tax
GO, 4.00%, 2/15/2030	20	22
Lake Travis Independent School District, School Building
Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2029	35	43
Lancaster Independent School District
Series 2015-C, GO, 5.00%, 2/15/2033	45	52
Lewisville Independent School District, Unlimited Tax
GO, 5.00%, 8/15/2023	20	22
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2024	10	12

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, GO, PSF-GTD, 4.00%, 8/15/2026	505	579
GO, PSF-GTD, 5.00%, 8/15/2026	35	43
Longview Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2025	80	93
Lufkin Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2025	40	47
Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project.
Series 2001A, Rev., 2.60%, 11/1/2029	4,625	4,963
Metropolitan Transit Authority of Harris County, Sales and Use Tax
Rev., 5.00%, 11/1/2023	25	28
North Texas Municipal Water District Water System
Rev., 5.00%, 9/1/2027	2,900	3,557
Rev., 5.00%, 9/1/2035	20	24
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System
Rev., 5.00%, 6/1/2027	15	19
North Texas Municipal Water District, Wastewater System
Rev., 5.00%, 6/1/2027	15	19
North Texas Tollway Authority System, First Tier
Series 2017A, Rev., 5.00%, 1/1/2030	1,140	1,351
North Texas Tollway Authority System, Second Tier
Series 2017B, Rev., 5.00%, 1/1/2026	550	591
Series 2017B, Rev., 5.00%, 1/1/2027	950	1,135
Series 2017B, Rev., 5.00%, 1/1/2030	1,100	1,299
North Texas Tollway Authority System, Special Projects System
Series 2011D, Rev., 5.25%, 9/1/2021(c)	25	25
Series 2011A, Rev., 5.50%, 9/1/2021(c)	4,000	4,054
Series A, Rev., 6.00%, 9/1/2021(c)	3,000	3,043
Pearland Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2024	25	28
Permanent University Fund — Texas A&M University System
Series A, Rev., 5.25%, 7/1/2028	2,015	2,398
Pharr San Juan Alamo Independent School District
GO, PSF-GTD, 5.00%, 2/1/2024	75	84
Port Authority of Houston of Harris County Texas
Series 2015A, GO, 5.00%, 10/1/2023	25	28
San Antonio Water System, Junior Lien
Series C, Rev., 5.00%, 5/15/2031	1,125	1,379
San Jacinto Community College District, Limited Tax
Series 2019A, GO, 5.00%, 2/15/2023	25	27
Series 2016A, GO, 5.00%, 2/15/2024	75	84
Series 2016B, GO, 5.00%, 2/15/2024	20	23
South Texas College, Limited Tax
GO, 5.00%, 8/15/2023	40	44
Southwest Houston Redevelopment Authority, Tax Increment
Rev., AGM, 5.00%, 9/1/2027	40	48
Rev., AGM, 5.00%, 9/1/2028	190	231
Rev., AGM, 5.00%, 9/1/2030	175	218
Rev., AGM, 4.00%, 9/1/2031	225	260
Rev., AGM, 4.00%, 9/1/2032	250	287
Rev., AGM, 4.00%, 9/1/2033	225	257
Rev., AGM, 4.00%, 9/1/2034	225	256
Rev., AGM, 4.00%, 9/1/2035	225	255
Rev., AGM, 4.00%, 9/1/2036	350	396
Rev., AGM, 4.00%, 9/1/2037	390	440
State of Texas, Transportation Commission Mobility Fund
Series 2017B, GO, 5.00%, 10/1/2030	11,185	14,016
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2018A, Rev., 5.00%, 7/1/2021	20	20
Series 2018A, Rev., 5.00%, 7/1/2025	150	176
Series 2018A, Rev., 5.00%, 7/1/2028	40	51
Series 2018B, Rev., 5.00%, 7/1/2033	100	126
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System
Rev., 5.00%, 2/15/2026	50	60

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center
Rev., 5.00%, 12/1/2027	50	63
Rev., 5.00%, 12/1/2029	25	33
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project
Series 2020A, Rev., 6.25%, 11/15/2031	500	578
Series 2020A, Rev., 6.63%, 11/15/2041	2,545	2,930
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project, Tax Exempt
Series 2020B-2, Rev., 3.00%, 11/15/2026	1,665	1,688
Series 2020B-1, Rev., 4.00%, 11/15/2027	18,900	19,296
Tarrant Regional, Water Control and Improvement District, Water System
Rev., 4.00%, 3/1/2031	25	29
Texas A&M University, Financing System
Series E, Rev., 5.00%, 5/15/2026	2,840	3,461
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien
Series D, Rev., 6.25%, 12/15/2026	3,980	4,666
Texas Water Development Board, Water Implementation Fund
Series 2019A, Rev., 5.00%, 4/15/2023	25	27
Series 2018B, Rev., 5.00%, 4/15/2030	7,000	9,056
Rev., 5.00%, 8/1/2038	45	59
Town of Addison
GO, 4.00%, 2/15/2023	100	107
Trinity River Authority, Central Regional Wastewater System
Rev., 5.00%, 8/1/2028	25	32
Rev., 5.00%, 8/1/2029	20	25
University of Houston
Series 2017A, Rev., 5.00%, 2/15/2037	30	35
University of North Texas System
Series 2015A, Rev., 5.00%, 4/15/2040	50	58
Waxahachie Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 8/15/2041	25	27
Weslaco Independent School District, Limited Maintenance Tax Notes
GO, AGM, 5.00%, 2/15/2028	25	31
West Harris County Regional Water Authority
Rev., 5.00%, 12/15/2032	910	1,192
Rev., 5.00%, 12/15/2035	1,160	1,508
Rev., 5.00%, 12/15/2036	1,325	1,719

Total Texas		200,127

Utah — 0.6%
City of Orem
GO, 5.00%, 12/1/2026	155	192
GO, 5.00%, 12/1/2027	520	661
GO, 5.00%, 12/1/2028	565	734
City of Park City, Sales Tax
Rev., 5.00%, 6/15/2026	2,165	2,621
City of Provo
GO, 5.00%, 2/1/2027	1,230	1,528
City of Salt Lake City, Public Utilities
Rev., 5.00%, 2/1/2032	10	12
County of Davis, Sales Tax
Series 2019B, Rev., 5.00%, 4/1/2026	30	36
County of Utah, IHC Health Services, Inc.
Series 2018A, Rev., 5.00%, 5/15/2032	25	31
Series 2018A, Rev., 5.00%, 5/15/2034	70	88
Series 2018A, Rev., 5.00%, 5/15/2038	30	38
County of Utah, Transportation Sales Tax
Rev., 5.00%, 12/1/2023	35	39
Davis School District, School District Bond Guaranty Program
Series 2019A, GO, 5.00%, 6/1/2031	35	45
Jordan School District, School Building
GO, 5.00%, 6/15/2026	950	1,125
Local Building Authority of Alpine School District
Rev., 5.00%, 3/15/2025	75	88
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2 4.00%, 8/1/2024(d)	1,120	1,193
4.00%, 8/1/2026(d)	1,290	1,404
4.00%, 8/1/2028(d)	1,230	1,347
4.00%, 8/1/2031(d)	1,000	1,099
Salt Lake City Corp., International Airport
Series 2018A, Rev., AMT, 5.00%, 7/1/2027	140	173
Series 2018A, Rev., AMT, 5.00%, 7/1/2031	120	149
Series 2018B, Rev., 5.00%, 7/1/2048	25	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of Utah
GO, 5.00%, 7/1/2029	4,925	6,185
University of Utah (The)
Series 2013A, Rev., 5.00%, 8/1/2023	25	28
Series 2015B, Rev., 5.00%, 8/1/2023	40	44
Series 2014A-1, Rev., 5.00%, 8/1/2024	15	17
Series 2017A, Rev., 5.00%, 8/1/2032	40	50
Series 2019A, Rev., 5.00%, 8/1/2032	70	91
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series A, Rev., 5.00%, 10/15/2023	620	685
Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,679
Series A, Rev., 5.00%, 10/15/2028	1,000	1,228
Series 2018A, Rev., 5.25%, 10/15/2033	965	1,170
Utah Transit Authority, Sales Tax
Series 2008A, Rev., 5.25%, 6/15/2022	25	26
Utah Transit Authority, Subordinate Sales Tax
Rev., 4.00%, 12/15/2031	40	45
Utah Water Finance Agency, Loan Financing Program
Series 2019A, Rev., 5.00%, 3/1/2028	50	63
Series B, Rev., 5.00%, 3/1/2031	1,685	2,167
Series B, Rev., 5.00%, 3/1/2032	800	1,026
Series B, Rev., 5.00%, 3/1/2033	660	844
Series 2017C, Rev., 5.00%, 3/1/2034	350	422
West Jordan Municipal Building Authority
Rev., 5.00%, 10/1/2023	5	6
West Valley City Municipal Building Authority
Rev., AGM, 5.00%, 2/1/2039	30	36

Total Utah		28,446

Vermont — 0.0%(e)
City of Burlington, Public Improvement
Series 2019A, GO, 4.00%, 11/1/2034	125	150
University of Vermont and State Agricultural College
Rev., 5.00%, 10/1/2024	25	29
Vermont Educational and Health Buildings Financing Agency, Middlebury College Project
Series A, Rev., 5.00%, 11/1/2023	20	21
Vermont Municipal Bond Bank
Series 2017-4, Rev., 5.00%, 12/1/2027	25	32

Total Vermont		232

Virginia — 2.1%
City of Alexandria
Series 2017C, GO, 5.00%, 7/1/2026	4,065	4,985
City of Hampton, Public Improvement
Series 2018A, GO, 5.00%, 9/1/2027	10	13
City of Newport News
Rev., 5.00%, 7/15/2024	10	11
City of Portsmouth, Tax Exempt
Series A, GO, 5.00%, 7/15/2029	5,215	6,530
City of Richmond, Public Improvement
Series 2017D, GO, 5.00%, 3/1/2025	35	41
Series 2017D, GO, 5.00%, 3/1/2029	7,750	10,184
County of Arlington, Public Improvement
GO, 5.00%, 8/15/2029	7,455	9,406
County of Chesterfield, Public Improvement
Series 2018A, GO, 5.00%, 1/1/2027	30	37
County of Fairfax, Sewer
Series 2016A, Rev., 4.00%, 7/15/2038	50	57
County of Henrico, Public Improvement
GO, 5.00%, 7/15/2025	25	30
Culpeper County Economic Development Authority, Capital Projects
Rev., 5.00%, 6/1/2022	75	79
Fairfax County Water Authority
Subseries B, Rev., 5.25%, 4/1/2025	3,500	4,152
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien
Series 2018A, Rev., 5.00%, 7/1/2027	45	57
Northern Virginia Transportation Authority, Special Tax
Rev., 5.00%, 6/1/2024	400	457
Rev., 5.00%, 6/1/2033	2,035	2,307
Rev., 5.00%, 6/1/2034	2,285	2,587

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Peninsula Ports Authority, Dominion Terminal Associates Project — DETC Issue
Rev., 1.70%, 10/1/2022(b)	1,550	1,578
Powhatan County Economic Development Authority
Rev., 5.00%, 10/15/2025	25	30
Virginia Beach Development Authority, Public Facility
Series 2015A, Rev., 5.00%, 3/1/2025	1,925	2,251
Series B, Rev., 5.00%, 7/15/2025	2,635	3,120
Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay
Rev., 5.00%, 9/1/2021	30	30
Virginia College Building Authority, Education Facilities, Regent University Project
Rev., 5.00%, 6/1/2029	350	445
Rev., 5.00%, 6/1/2030	220	284
Rev., 5.00%, 6/1/2031	165	216
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment Programs
Series 2009E-1, Rev., 5.00%, 2/1/2022	20	21
Series 2016A, Rev., 5.00%, 2/1/2022	40	40
Series 2017E, Rev., 5.00%, 2/1/2028	20	26
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program
Series B, Rev., 5.00%, 9/1/2024	250	288
Virginia College Building Authority, Educational Facilities, Washington and Lee University Project
Rev., NATL-RE, 5.25%, 1/1/2026	5,045	5,666
Rev., NATL-RE, 5.25%, 1/1/2031	30	39
Virginia Commonwealth Transportation Board, Capital Projects
Rev., 5.00%, 5/15/2023	25	27
Series 2017A, Rev., 5.00%, 5/15/2027	5,500	6,907
Series A, Rev., 5.00%, 5/15/2028	2,750	3,500
Series A, Rev., 5.00%, 5/15/2030	10,000	12,603
Series 2017A, Rev., 5.00%, 5/15/2032	35	44
Virginia Commonwealth Transportation Board, Federal Transportation
Series 2012A, Rev., GAN, 4.50%, 3/15/2022	65	67
Series 2013A, Rev., GAN, 5.00%, 3/15/2023(c)	30	33
Series 2013-A, Rev., GAN, 5.00%, 3/15/2023	20	22
Rev., GAN, 5.00%, 3/15/2024	20	23
Rev., GAN, 5.00%, 9/15/2024	15	17
Rev., GAN, 5.00%, 9/15/2025	45	54
Rev., GAN, 5.00%, 3/15/2026	20	24
Virginia Public Building Authority, Public Facilities
Series 2016B, Rev., 5.00%, 8/1/2023	25	28
Virginia Public School Authority, School Financing 1997 Resolution
Series 2015A, Rev., 5.00%, 8/1/2028	30	36
Virginia Resources Authority Clean Water State Revolving Fund
Rev., 5.50%, 10/1/2022	7,390	7,923
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program
Series 2019C, Rev., 5.00%, 11/1/2029	25	33
Virginia Resources Authority, Infrastructure Tax Exempt
Series A, Rev., 5.00%, 11/1/2022	40	43
Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc.
Rev., 5.00%, 1/1/2028	1,200	1,492
Rev., 5.00%, 1/1/2029	1,400	1,745
Rev., 5.00%, 1/1/2030	1,650	2,038
Rev., 5.00%, 1/1/2031	1,500	1,842
Rev., 5.00%, 1/1/2032	1,500	1,837

Total Virginia		95,305

Washington — 4.9%
Benton County School District No. 17 Kennewick, Unlimited Tax
GO, 5.00%, 12/1/2027	50	59
Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax
Series 2016 S-1, Rev., 5.00%, 11/1/2027	25	31
Series 2016 S-1, Rev., 5.00%, 11/1/2028	40	49
Chelan County Public Utility District No.1, Capital Appreciation
Series 1997A, Rev., NATL-RE, Zero Coupon, 6/1/2022	21,835	21,769

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Chelan County School District No. 228 Cascade, Unlimited Tax
GO, 5.00%, 12/1/2027	90	110
City of Everett, Limited Tax
GO, 5.00%, 12/1/2026	60	74
City of Everett, Water and Sewer
Rev., 5.00%, 12/1/2027	25	31
City of Lynnwood, Utility System
Rev., 5.00%, 12/1/2026	40	49
City of Seattle, Municipal Light and Power Improvement
Series A, Rev., 4.00%, 1/1/2048	2,000	2,291
City of Tacoma
Rev., 5.00%, 12/1/2031	40	51
City of Tacoma, Electric System
Series 2013B, Rev., 5.00%, 1/1/2023	35	38
Rev., 5.00%, 1/1/2028	35	43
City of Wenatchee, Limited Tax
GO, 4.00%, 12/1/2034	70	83
Clark County School District No. 114 Evergreen, Unlimited Tax
GO, 5.00%, 12/1/2024	15	17
Clark County School District No. 37 Vancouver, Unlimited Tax
GO, 5.00%, 12/1/2027	25	31
Clark Regional Wastewater District
Rev., 5.00%, 12/1/2030	200	262
Rev., 5.00%, 12/1/2032	125	163
Rev., 5.00%, 12/1/2033	105	136
Rev., 5.00%, 12/1/2034	180	233
Rev., 5.00%, 12/1/2035	160	207
Rev., 5.00%, 12/1/2037	310	398
Rev., 5.00%, 12/1/2040	400	509
County of Franklin, Limited Tax
GO, AGM, 4.50%, 7/1/2022(c)	20	21
County of King, Limited Tax
Series 2017B, GO, 4.00%, 6/1/2036	200	233
County of King, Sewer
Series 2016A, Rev., 5.00%, 7/1/2026	2,295	2,758
Rev., 5.00%, 7/1/2031	30	37
County of Kitsap, Sewer
Rev., 4.00%, 12/1/2032	25	30
County of Spokane, Limited Tax
Series 2019A, GO, 5.00%, 12/1/2040	25	32
Energy Northwest, Bonneville Power Administrator
Series 2016-A, Rev., 5.00%, 7/1/2027	20,020	24,405
Energy Northwest, Columbia Generating Station
Series A, Rev., 5.00%, 7/1/2021(c)	25	25
Rev., 5.00%, 7/1/2031	30	35
Series 2018C, Rev., 5.00%, 7/1/2031	35	45
Series 2018A, Rev., 5.00%, 7/1/2034	25	32
Series A, Rev., 5.00%, 7/1/2034	5,025	6,199
Rev., 5.00%, 7/1/2035	75	97
Rev., 5.00%, 7/1/2036	40	52
FYI Properties, State of Washington District Project — Green Bonds
Rev., 5.00%, 6/1/2030	35	43
Rev., 5.00%, 6/1/2031	5,650	6,937
Rev., 5.00%, 6/1/2032	235	288
Rev., 5.00%, 6/1/2033	5,345	6,530
Rev., 5.00%, 6/1/2034	5,990	7,301
Rev., 5.00%, 6/1/2035	7,200	8,764
Rev., 5.00%, 6/1/2036	4,915	5,969
Rev., 5.00%, 6/1/2037	7,395	8,959
Grant County Public Utility District No. 2, Priest Rapids Hydroelectric Project
Series 2012A, Rev., 5.00%, 1/1/2022(c)	30	31
King County Fire Protection District No. 2, Unlimited Tax
GO, 4.00%, 12/1/2025	125	144
King County Rural Library District, Unlimited Tax
GO, 4.00%, 12/1/2023	75	82
King County School District No. 403 Renton, Unlimited Tax
GO, 4.00%, 12/1/2036	35	43
King County School District No. 405 Bellevue, Unlimited Tax
GO, 5.00%, 12/1/2023	25	28
King County School District No. 411 Issaquah, Unlimited Tax
GO, 5.00%, 12/1/2027	30	38
King County School District No. 412 Shoreline, Unlimited Tax
GO, 5.00%, 12/1/2025	60	67
King County School District No. 415 Kent, Unlimited Tax
GO, 4.00%, 12/1/2037	40	49
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax
GO, 4.00%, 12/1/2031	45	54
Pierce County School District No. 10 Tacoma
GO, 5.00%, 12/1/2027	45	54
Pierce County, Franklin Pierce School District No. 402, Unlimited Tax
GO, 5.00%, 12/1/2027	30	38

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Port of Seattle, Intermediate Lien
Series 2012A, Rev., 4.00%, 8/1/2021	25	25
Series B, Rev., 5.00%, 3/1/2032	4,000	4,557
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,137
Port of Tacoma, Limited Tax
Series 2016A, GO, 5.00%, 12/1/2030	15	18
Series 2016A, GO, 5.00%, 12/1/2031	25	31
Shoreline Fire Department, Limited Tax
GO, 5.00%, 12/1/2027	25	32
Snohomish County School District No. 15 Edmonds, Unlimited Tax
GO, 5.00%, 12/1/2021	30	31
Spokane County School District No. 81, Unlimited Tax
GO, 5.00%, 12/1/2031	30	39
GO, 5.00%, 12/1/2034	25	32
State of Washington
Series 2017A, COP, 5.00%, 7/1/2029	35	44
Series 2018B, COP, 5.00%, 7/1/2041	40	49
State of Washington, Motor Vehicle Fuel Tax
Series 2018D, GO, 5.00%, 2/1/2025	75	88
Series R-2015H, GO, 5.00%, 7/1/2030	5,000	5,796
Series R-2016C, GO, 5.00%, 7/1/2030	30	36
State of Washington, State and Local Agency Personal Property
Series 2013A, COP, 5.00%, 7/1/2023	25	27
State of Washington, State and Local Agency Real and Personal Property
COP, 5.00%, 7/1/2034	1,050	1,323
Series 2019A, COP, 5.00%, 1/1/2035	45	57
Series 2015C, COP, 4.00%, 1/1/2038	50	56
State of Washington, Various Purpose
Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,955
Series 2016C, GO, 5.00%, 2/1/2028	30	36
Series 2018C, GO, 5.00%, 2/1/2030	20	25
Series 2017A, GO, 5.00%, 8/1/2030	50	61
Series R-2018C, GO, 5.00%, 8/1/2033	70	87
Series C, GO, 5.00%, 2/1/2037	14,430	18,080
Series 2016A-1, GO, 5.00%, 8/1/2038	100	117
Series 2017D, GO, 5.00%, 2/1/2040	40	49
Series B, GO, 5.00%, 2/1/2040	20,965	24,149
Series 2018A, GO, 5.00%, 8/1/2040	10,000	12,407
Series 2020C, GO, 5.00%, 2/1/2041	75	97
Series 2018B, GO, 5.00%, 8/1/2042	4,050	5,003
Tacoma Metropolitan Park District, Unlimited Tax
GO, 5.00%, 12/1/2036	600	746
GO, 5.00%, 12/1/2037	1,750	2,172
Thurston and Pierce Counties Community Schools, Unlimited Tax
GO, 5.00%, 12/1/2027	30	38
GO, 4.00%, 12/1/2034	35	42
University of Washington
Series 2015C, Rev., 5.00%, 12/1/2023	25	28
Rev., 5.00%, 4/1/2029	1,860	2,303
Washington Health Care Facilities Authority, Commonspirit Health
Series A-1, Rev., 5.00%, 8/1/2031	780	995
Series A-2, Rev., 5.00%, 8/1/2031	1,000	1,275
Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,274
Series A-2, Rev., 5.00%, 8/1/2032	1,000	1,274
Series A-1, Rev., 5.00%, 8/1/2034	1,250	1,580
Series A-2, Rev., 5.00%, 8/1/2034	1,000	1,265
Series A-1, Rev., 5.00%, 8/1/2035	750	947
Series A-2, Rev., 5.00%, 8/1/2035	1,000	1,263
Washington Health Care Facilities Authority, Multicare Health System
Series 2017B, Rev., 5.00%, 8/15/2031	30	37
Series 2017B, Rev., 5.00%, 8/15/2034	35	44
Washington Health Care Facilities Authority, Providence Health and Services
Series 2012B, Rev., 4.00%, 10/1/2021(b)	2,000	2,025
Series B, Rev., 5.00%, 10/1/2021(b)	2,500	2,540

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Washington Health Care Facilities Authority, Providence St. Joseph Health
Series 2018B, Rev., 5.00%, 10/1/2025	50	59
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 5.00%, 9/1/2038	500	649
Rev., 5.00%, 9/1/2039	100	129
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 3.50%, 5/1/2039	460	507
Rev., 3.63%, 5/1/2040	985	1,093
Rev., 4.00%, 5/1/2045	500	574
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Rev., 5.00%, 1/1/2032(d)	1,920	2,193
Series 2020A, Rev., 5.00%, 1/1/2041(d)	2,000	2,254
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Temps-50M
Series 2020B-2, Rev., 3.00%, 7/1/2027(d)	7,050	7,204
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Temps-85M
Series 2020B-1, Rev., 3.38%, 7/1/2028(d)	7,200	7,367
Washington State University
Rev., 5.00%, 4/1/2030	40	46
Series 2012B, Rev., 4.00%, 4/1/2035	25	26
Whitman County Reorganized School District No. 300, Colfax Unlimited Tax
GO, 5.00%, 12/1/2032	40	50
Yakima and Benton Counties School District No. 116-200 Grandview, Unlimited Tax
GO, 5.00%, 12/1/2032	25	31
Yakima County School District No. 208 West Valley
GO, 4.00%, 12/1/2034	30	36

Total Washington		226,564

West Virginia — 0.1%
State of West Virginia
Series 2018A, GO, 5.00%, 6/1/2028	25	32
Series 2019A, GO, 5.00%, 12/1/2043	40	51
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project
Series 2009-B, Rev., 2.63%, 6/1/2022(b)	6,460	6,620

Total West Virginia		6,703

Wisconsin — 1.2%
City of Mequon, Water System
Series 2017A, Rev., 4.00%, 5/1/2027	25	29
County of Milwaukee, Airport
Series 2019A, Rev., 5.00%, 12/1/2026	175	215
DeForest Area School District
GO, 4.00%, 4/1/2031	25	30
McFarland School District, School Improvement
Series 2018A, GO, 4.00%, 4/1/2025	25	28
Milwaukee Area Technical College District
Series 2018-19C, GO, 4.00%, 6/1/2023	40	43
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2037	300	349
Series 2020A, Rev., 5.00%, 11/15/2041	1,445	1,753
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group
Series 2021A, Rev., 5.00%, 7/1/2035	300	387
Series 2021A, Rev., 5.00%, 7/1/2036	350	450
Series 2021A, Rev., 5.00%, 7/1/2037	300	385
Series 2021A, Rev., 5.00%, 7/1/2038	375	479
Series 2021A, Rev., 5.00%, 7/1/2039	350	446
Public Finance Authority, Blue Ridge Healthcare Facilities
Series 2020A, Rev., 5.00%, 1/1/2028	1,000	1,253
Series 2020A, Rev., 5.00%, 1/1/2029	665	850
Series 2020A, Rev., 5.00%, 1/1/2030	540	702
Series 2020A, Rev., 5.00%, 1/1/2031	650	841
Series 2020A, Rev., 5.00%, 1/1/2032	680	876
Series 2020A, Rev., 5.00%, 1/1/2033	500	642
Series 2020A, Rev., 5.00%, 1/1/2034	500	641

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020A, Rev., 5.00%, 1/1/2035	500	638
Series 2020A, Rev., 5.00%, 1/1/2036	500	637
Series 2020A, Rev., 5.00%, 1/1/2037	600	762
Series 2020A, Rev., 5.00%, 1/1/2038	735	930
Series 2020A, Rev., 5.00%, 1/1/2039	700	883
Series 2020A, Rev., 5.00%, 1/1/2040	500	630
Series 2020A, Rev., 4.00%, 1/1/2045	750	863
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030(d)	235	261
Series 2020A, Rev., 5.00%, 6/15/2040(d)	405	467
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2022	190	197
Rev., 5.00%, 6/15/2024	205	228
Rev., 5.00%, 6/15/2026	225	263
Rev., 5.00%, 6/15/2034	215	257
Rev., 5.00%, 6/15/2039	390	459
Public Finance Authority, Renown Regional Medical Center Project
Rev., 5.00%, 6/1/2031	1,050	1,377
Rev., 5.00%, 6/1/2032	1,650	2,155
Public Finance Authority, The Carmelite System, Inc., Obligated Group
Rev., 3.25%, 1/1/2028	835	922
Public Finance Authority, Wakemed Hospital
Series 2019A, Rev., 5.00%, 10/1/2044	12,500	15,329
State of Wisconsin
Series 2017-1, GO, 5.00%, 11/1/2023	30	33
Series 3, GO, 5.00%, 11/1/2030	4,190	5,192
Series 2017-3, GO, 5.00%, 11/1/2032	20	25
State of Wisconsin, Annual Appropriation Federally Tax-Exempt
Series A, Rev., 5.00%, 5/1/2028	7,200	8,995
Series 2017B, Rev., 5.00%, 5/1/2035	25	30
Wisconsin Department of Transportation
Series 2012-1, Rev., 5.00%, 7/1/2022	40	42
Series 2012-1, Rev., 5.00%, 7/1/2022(c)	20	21
Series 2015-1, Rev., 5.00%, 7/1/2023	35	39
Series 2017-1, Rev., 5.00%, 7/1/2023	35	39
Series 2015-1, Rev., 5.00%, 7/1/2026	25	30
Series 2017-1, Rev., 5.00%, 7/1/2030	60	68
Series 2017-2, Rev., 5.00%, 7/1/2030	30	37
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2027	95	118
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.00%, 8/15/2027	25	27
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities
Rev., 4.00%, 8/15/2041	825	949

Total Wisconsin		53,302

Wyoming — 0.6%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities
Series 2019A, Rev., 3.63%, 7/15/2039	23,570	25,400

TOTAL MUNICIPAL BONDS (Cost $4,141,075)		4,493,645

	Shares (000)
SHORT-TERM INVESTMENTS — 1.9%
INVESTMENT COMPANIES — 1.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(h)(i)(Cost $89,551)	89,530	89,575

Total Investments — 99.5% (Cost $4,230,626)		4,583,220
Other Assets Less Liabilities — 0.5%		22,327

Net Assets — 100.0%		4,605,547

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
GAN	Grant Anticipation Note
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2021.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2021 (amounts in thousands, except number of contracts):

Short Contracts
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
U.S. Treasury 10 Year Ultra Note	(350)	09/2021	USD	(50,668)	90

Abbreviations

USD	United States Dollar

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$4,493,645	$—	$4,493,645
Short-Term Investments
Investment Companies	89,575	—	—	89,575

Total Investments in Securities	$89,575	$4,493,645	$—	$4,583,220

Appreciation in Other Financial Instruments
Futures Contracts	$90	$—	$—	$90

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(a)(b)	$229,398	$264,524	$404,345	$(20)	$18	$89,575	89,530	$6	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.